UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Schedule of Investments — RS Partners Fund

September 30, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.6%
Advertising Agencies — 4.0%
Groupe Aeroplan, Inc.	CAD	5,980,920	$68,090,825
			68,090,825
Auto Parts — 0.8%
BorgWarner, Inc.(1)		221,498	13,407,274
			13,407,274
Banks: Diversified — 8.9%
Associated Banc-Corp.		4,843,585	45,045,340
Commerce Bancshares, Inc.		1,084,293	37,679,182
First Horizon National Corp.		6,743,016	40,188,375
Susquehanna Bancshares, Inc.		4,884,310	26,717,176
			149,630,073
Biotechnology — 3.6%
Myriad Genetics, Inc.(1)		3,219,746	60,338,040
			60,338,040
Computer Services, Software & Systems — 12.8%
ACI Worldwide, Inc.(1)		884,779	24,366,814
Acxiom Corp.(1)(2)		5,275,059	56,126,628
AOL, Inc.(1)		4,434,397	53,212,764
DST Systems, Inc.		1,022,139	44,800,352
Parametric Technology Corp.(1)		2,413,864	37,125,228
			215,631,786
Consumer Electronics — 2.7%
Harman International Industries, Inc.		1,583,237	45,248,913
			45,248,913
Consumer Lending — 1.0%
MoneyGram International, Inc.(1)		7,507,126	17,491,604
			17,491,604
Financial Data & Systems — 2.5%
Euronet Worldwide, Inc.(1)(2)		2,633,804	41,456,075
			41,456,075
Health Care Facilities — 2.1%
VCA Antech, Inc.(1)		2,228,000	35,603,440
			35,603,440
Health Care Management Services — 2.3%
Magellan Health Services, Inc.(1)		798,257	38,555,813
			38,555,813
Insurance: Life — 5.4%
StanCorp Financial Group, Inc.		1,541,223	42,491,518
Torchmark Corp.		1,396,276	48,674,181
			91,165,699
Insurance: Multi-Line — 1.4%
eHealth, Inc.(1)(2)		1,799,315	24,578,643
			24,578,643
Insurance: Property-Casualty — 1.8%
Genworth MI Canada, Inc.	CAD	1,580,870	30,519,134
			30,519,134
Medical Equipment — 2.7%
Sirona Dental Systems, Inc.(1)		1,067,196	45,259,782
			45,259,782
Metals & Minerals: Diversified — 3.9%
Compass Minerals International, Inc.		996,822	66,567,773
			66,567,773
Oil Well Equipment & Services — 1.1%
Key Energy Services, Inc.(1)		1,924,156	18,260,240
			18,260,240
Oil: Crude Producers — 7.9%
Concho Resources, Inc.(1)		659,797	46,937,959
Denbury Resources, Inc.(1)		4,113,757	47,308,206
Peyto Exploration & Development Corp.	CAD	2,065,809	39,289,601
			133,535,766
Precious Metals & Minerals — 3.3%
New Gold, Inc.(1)		5,429,214	55,649,444
			55,649,444
Real Estate Investment Trusts — 1.4%
Redwood Trust, Inc.		2,109,196	23,559,719
			23,559,719
Scientific Instruments: Pollution Control — 3.3%
Waste Connections, Inc.		1,664,096	56,279,727
			56,279,727
Securities Brokerage & Services — 1.2%
MF Global Holdings Ltd.(1)		4,792,260	19,792,034
			19,792,034
Semiconductors & Components — 5.7%
Atmel Corp.(1)		6,944,268	56,040,243
Integrated Device Technology, Inc.(1)(2)		7,765,387	39,991,743
			96,031,986
Specialty Retail — 5.7%
GameStop Corp., Class A(1)		4,171,065	96,351,602
			96,351,602
Textiles, Apparel & Shoes — 0.8%
Guess?, Inc.		457,383	13,030,842
			13,030,842
Utilities: Gas Distributors — 2.7%
Questar Corp.		2,549,500	45,151,645
			45,151,645
Utilities: Miscellaneous — 3.6%
Calpine Corp.(1)		4,327,477	60,930,876
			60,930,876
Total Common Stocks
(Cost $1,600,736,415)			1,562,118,755

		Shares	Value
Depositary Securities — 1.5%
Asset Management & Custodian — 1.5%
AP Alternative Assets, L.P.(3)(4)		2,415,952	24,611,216
			24,611,216
Total Depositary Securities
(Cost $36,602,887)			24,611,216

		Principal Amount	Value
Repurchase Agreements — 7.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $119,397,100, due 10/3/2011(5)		$119,397,000	119,397,000
Total Repurchase Agreements (Cost $119,397,000)			119,397,000
Total Investments — 101.2% (Cost $1,756,736,302)			1,706,126,971
Other Liabilities, Net — (1.2)%			(19,782,190)
Total Net Assets — 100.0%			$1,686,344,781

(1)	Non-income producing security.
(2)	Affiliated issuer.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $24,611,216, representing 1.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	Restricted depositary units.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$121,790,451

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,562,118,755	$—		$—	$1,562,118,755
Depositary Securities	—	24,611,216	*	—	24,611,216
Repurchase Agreements	—	119,397,000		—	119,397,000

Total	$1,562,118,755	$144,008,216		$—	$1,706,126,971

*	Consists of a foreign security whose value was determined by a pricing service as a result of movement in the U.S. markets. This investment in securities was classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

September 30, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 95.9%
Advertising Agencies — 2.3%
Groupe Aeroplan, Inc.(1)	CAD	2,772,052	$31,558,909
			31,558,909
Back Office Support, HR and Consulting — 1.1%
Synopsys, Inc.(1)		658,059	16,030,317
			16,030,317
Banks: Diversified — 8.3%
Associated Banc-Corp.		4,048,405	37,650,167
First Horizon National Corp.		6,718,605	40,042,886
KeyCorp		6,398,970	37,945,892
			115,638,945
Biotechnology — 3.6%
Life Technologies Corp.(1)		1,296,100	49,809,123
			49,809,123
Building Materials — 4.1%
Martin Marietta Materials, Inc.		913,310	57,739,458
			57,739,458
Chemicals: Diversified — 10.3%
Airgas, Inc.		672,719	42,932,927
Eastman Chemical Co.		530,405	36,348,655
FMC Corp.		931,021	64,389,412
			143,670,994
Chemicals: Specialty — 3.0%
Praxair, Inc.		451,673	42,222,392
			42,222,392
Coal — 2.2%
Peabody Energy Corp.		916,720	31,058,474
			31,058,474
Computer Services, Software & Systems — 4.1%
Symantec Corp.(1)		3,561,600	58,054,080
			58,054,080
Copper — 1.4%
Antofagasta PLC	GBP	1,343,309	19,072,961
			19,072,961
Diversified Financial Services — 2.3%
Ameriprise Financial, Inc.		804,142	31,651,029
			31,651,029
Electronic Entertainment — 4.6%
Activision Blizzard, Inc.		5,361,446	63,801,207
			63,801,207
Insurance: Life — 3.9%
Aflac, Inc.		1,576,908	55,112,935
			55,112,935
Insurance: Multi-Line — 3.3%
Willis Group Holdings PLC		1,347,277	46,305,911
			46,305,911
Insurance: Property-Casualty — 3.1%
RenaissanceRe Holdings Ltd.		677,743	43,240,003
			43,240,003
Oil: Crude Producers — 13.7%
ARC Resources Ltd.	CAD	1,727,400	37,188,800
Denbury Resources, Inc.(1)		3,907,543	44,936,745
Southwestern Energy Co.(1)		1,763,334	58,771,922
Talisman Energy, Inc.		4,126,958	50,637,775
			191,535,242
Pharmaceuticals — 3.7%
Warner Chilcott PLC, Class A(1)		3,591,778	51,362,425
			51,362,425

September 30, 2011 (unaudited)		Shares	Value
Semiconductors & Components — 3.6%
Atmel Corp.(1)		6,229,299	$50,270,443
			50,270,443
Specialty Retail — 10.6%
Advance Auto Parts, Inc.		764,234	44,401,995
GameStop Corp., Class A(1)		2,720,835	62,851,289
The Gap, Inc.		2,566,396	41,678,271
			148,931,555
Toys — 2.5%
Hasbro, Inc.		1,093,371	35,654,828
			35,654,828
Utilities: Miscellaneous — 4.2%
Calpine Corp.(1)		4,185,370	58,930,010
			58,930,010
Total Common Stocks
(Cost $1,396,937,522)			1,341,651,241

		Shares	Value
Depositary Securities — 1.3%
Asset Management & Custodian — 1.3%
AP Alternative Assets, L.P.(2)(3)		1,843,994	18,784,700
			18,784,700
Total Depositary Securities
(Cost $34,739,688)			18,784,700

		Principal Amount	Value
Repurchase Agreements — 2.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $30,990,026, due 10/3/2011(4)		$30,990,000	30,990,000
Total Repurchase Agreements
(Cost $30,990,000)			30,990,000
Total Investments — 99.4%
(Cost $1,462,667,210)			1,391,425,941
Other Assets, Net — 0.6%			8,105,168
Total Net Assets — 100.0%			$1,399,531,109

(1)	Non-income producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $18,784,700, representing 1.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Restricted depositary units.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$31,611,406

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,322,578,280	$19,072,961	*	$—	$1,341,651,241
Depositary Securities	—	18,784,700	*	—	18,784,700
Repurchase Agreements	—	30,990,000		—	30,990,000

Total	$1,322,578,280	$68,847,661		$—	$1,391,425,941

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 94.2%
Asset Management & Custodian — 1.9%
State Street Corp.	368,513	$11,851,378
		11,851,378
Back Office Support, HR and Consulting — 3.4%
Synopsys, Inc.(1)	869,602	21,183,505
		21,183,505
Banks: Diversified — 5.4%
KeyCorp	2,978,800	17,664,284
Regions Financial Corp.	4,814,781	16,033,221
		33,697,505
Building Materials — 3.7%
Martin Marietta Materials, Inc.	371,879	23,510,190
		23,510,190
Chemicals: Specialty — 3.5%
Praxair, Inc.	231,692	21,658,568
		21,658,568
Computer Services, Software & Systems — 7.9%
Microsoft Corp.	917,204	22,829,208
Symantec Corp.(1)	1,653,500	26,952,050
		49,781,258
Consumer Services: Miscellaneous — 3.9%
eBay, Inc.(1)	827,525	24,403,712
		24,403,712
Diversified Financial Services — 2.0%
Citigroup, Inc.	494,838	12,677,750
		12,677,750
Diversified Manufacturing Operations — 2.7%
Honeywell International, Inc.	389,353	17,096,490
		17,096,490
Drug & Grocery Store Chains — 3.8%
CVS Caremark Corp.	714,825	24,003,823
		24,003,823
Electronic Entertainment — 4.8%
Activision Blizzard, Inc.	2,509,985	29,868,821
		29,868,821
Insurance: Life — 5.3%
Aflac, Inc.	582,444	20,356,418
Prudential Financial, Inc.	270,700	12,685,002
		33,041,420
Insurance: Multi-Line — 2.4%
MetLife, Inc.	541,400	15,164,614
		15,164,614
Insurance: Property-Casualty — 2.3%
The Allstate Corp.	621,200	14,716,228
		14,716,228
Metals & Minerals: Diversified — 2.0%
BHP Billiton Ltd., ADR	191,469	12,721,200
		12,721,200
Oil: Crude Producers — 12.4%
Canadian Natural Resources Ltd.	402,650	11,785,565
Occidental Petroleum Corp.	365,651	26,144,046
Southwestern Energy Co.(1)	617,972	20,597,007
Talisman Energy, Inc.	1,583,780	19,432,981
		77,959,599
Pharmaceuticals — 9.7%
Merck & Co., Inc.	635,504	20,787,336
Pfizer, Inc.	1,242,800	21,972,704
Warner Chilcott PLC, Class A(1)	1,265,246	18,093,018
		60,853,058
Precious Metals & Minerals — 3.2%
Goldcorp, Inc.	436,409	19,917,707
		19,917,707
Specialty Retail — 6.5%
The Gap, Inc.	1,404,073	22,802,146
Urban Outfitters, Inc.(1)	818,425	18,267,246
		41,069,392
Telecommunications Equipment — 3.7%
Motorola Solutions, Inc.	559,200	23,430,480
		23,430,480
Transportation Miscellaneous — 3.7%
United Parcel Service, Inc., Class B	367,700	23,220,255
		23,220,255
Total Common Stocks
(Cost $641,224,708)		591,826,953

	Principal Amount	Value
Repurchase Agreements — 6.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $38,263,032, due 10/3/2011(2)	$38,263,000	38,263,000
Total Repurchase Agreements
(Cost $38,263,000)		38,263,000
Total Investments — 100.3%
(Cost $679,487,708)		630,089,953
Other Liabilities, Net — (0.3)%		(1,750,423)
Total Net Assets — 100.0%		$628,339,530

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$39,031,830

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$591,826,953	$—	$—	$591,826,953
Repurchase Agreements	—	38,263,000	—	38,263,000

Total	$591,826,953	$38,263,000	$—	$630,089,953

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 98.8%
Banks: Diversified — 10.8%
Associated Banc-Corp.	43,147	$401,267
First Horizon National Corp.	88,415	526,954
KeyCorp	91,800	544,374
		1,472,595
Biotechnology — 3.1%
Myriad Genetics, Inc.(1)	22,654	424,536
		424,536
Building Materials — 4.2%
Martin Marietta Materials, Inc.	8,920	563,922
		563,922
Chemicals: Diversified — 4.1%
FMC Corp.	8,100	560,196
		560,196
Chemicals: Specialty — 3.2%
Praxair, Inc.	4,679	437,393
		437,393
Computer Services, Software & Systems — 14.3%
Acxiom Corp.(1)	71,973	765,793
AOL, Inc.(1)	37,700	452,400
Microsoft Corp.	29,200	726,788
		1,944,981
Consumer Services: Miscellaneous — 3.2%
eBay, Inc.(1)	14,800	436,452
		436,452
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	10,100	397,536
		397,536
Insurance: Life — 5.3%
Aflac, Inc.	20,500	716,475
		716,475
Insurance: Multi-Line — 3.1%
Willis Group Holdings PLC	12,413	426,635
		426,635
Metals & Minerals: Diversified — 4.0%
Compass Minerals International, Inc.	8,040	536,911
		536,911
Oil: Crude Producers — 12.2%
Denbury Resources, Inc.(1)	39,163	450,375
Occidental Petroleum Corp.	7,300	521,950
Southwestern Energy Co.(1)	20,306	676,799
		1,649,124
Pharmaceuticals — 7.9%
Pfizer, Inc.	24,300	429,624
Warner Chilcott PLC, Class A(1)	44,500	636,350
		1,065,974
Precious Metals & Minerals — 3.0%
Goldcorp, Inc.	8,852	404,005
		404,005
Specialty Retail — 7.6%
GameStop Corp., Class A(1)	44,800	1,034,880
		1,034,880
Telecommunications Equipment — 3.4%
Motorola Solutions, Inc.	10,900	456,710
		456,710
Transportation Miscellaneous — 3.2%
United Parcel Service, Inc., Class B	6,800	429,420
		429,420
Utilities: Miscellaneous — 3.3%
Calpine Corp.(1)	31,806	447,828
		447,828
Total Common Stocks
(Cost $14,466,086)		13,405,573

	Principal Amount	Value
Repurchase Agreements — 1.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $177,000, due 10/3/2011(2)	$177,000	177,000
Total Repurchase Agreements
(Cost $177,000)		177,000
Total Investments — 100.1%
(Cost $14,643,086)		13,582,573
Other Liabilities, Net — (0.1)%		(16,486)
Total Net Assets — 100.0%		$13,566,087

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$181,825

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,405,573	$—	$—	$13,405,573
Repurchase Agreements	—	177,000	—	177,000

Total	$13,405,573	$177,000	$—	$13,582,573

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

September 30, 2011 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 97.2%
Building Materials — 4.7%
Martin Marietta Materials, Inc.		1,911,346	$120,835,294
			120,835,294
Chemicals: Diversified — 4.8%
Eastman Chemical Co.		550,122	37,699,860
FMC Corp.		1,226,117	84,798,252
			122,498,112
Chemicals: Specialty — 2.1%
Praxair, Inc.		567,955	53,092,434
			53,092,434
Coal — 2.9%
Peabody Energy Corp.		2,166,503	73,401,122
			73,401,122
Copper — 6.9%
Antofagasta PLC	GBP	8,199,787	116,424,606
Taseko Mines Ltd.(1)(2)		23,571,737	60,107,929
			176,532,535
Fertilizers — 1.0%
Potash Corp. of Saskatchewan, Inc.		589,600	25,482,512
			25,482,512
Gas Pipeline — 3.3%
EQT Corp.		1,594,839	85,100,609
			85,100,609
Insurance: Multi-Line — 1.3%
PICO Holdings, Inc.(1)(2)		1,556,353	31,920,800
			31,920,800
Metals & Minerals: Diversified — 7.9%
BHP Billiton Ltd., ADR		651,700	43,298,948
Compass Minerals International, Inc.(2)		1,761,624	117,641,251
Iluka Resources Ltd.	AUD	279,761	3,270,881
Vale S.A., ADR		1,608,800	36,680,640
			200,891,720
Oil Well Equipment & Services — 0.5%
Key Energy Services, Inc.(1)		1,330,660	12,627,963
			12,627,963
Oil: Crude Producers — 46.0%
ARC Resources Ltd.	CAD	3,832,487	82,508,738
Canadian Natural Resources Ltd.		1,856,812	54,348,887
Concho Resources, Inc.(1)		795,642	56,601,972
Denbury Resources, Inc.(1)		10,536,455	121,169,233
Occidental Petroleum Corp.		1,857,863	132,837,204
Oil Search Ltd.	AUD	18,951,314	102,276,646
Peyto Exploration & Development Corp.	CAD	3,330,526	63,343,242
QEP Resources, Inc.		2,094,752	56,704,937
Range Resources Corp.		2,075,951	121,360,095
Salamander Energy PLC(1)(2)	GBP	13,803,741	42,304,534
Southwestern Energy Co.(1)		3,952,215	131,727,326
Talisman Energy, Inc.		8,619,953	105,766,823
Tullow Oil PLC	GBP	4,952,330	100,476,290
			1,171,425,927
Precious Metals & Minerals — 11.9%
Agnico-Eagle Mines Ltd.		559,771	33,317,570
Barrick Gold Corp.		1,314,000	61,298,100
Goldcorp, Inc.		2,570,641	117,324,055
New Gold, Inc.(1)		8,834,319	90,551,770
			302,491,495

September 30, 2011 (unaudited)		Shares	Value
Utilities: Miscellaneous — 3.9%
Calpine Corp.(1)		7,036,153	$99,069,034
			99,069,034
Total Common Stocks
(Cost $2,530,829,725)			2,475,369,557

		Principal Amount	Value
Repurchase Agreements — 3.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $88,920,074, due 10/3/2011(3)		$88,920,000	88,920,000
Total Repurchase Agreements
(Cost $88,920,000)			88,920,000
Total Investments — 100.7%
(Cost $2,619,749,725)			2,564,289,557
Other Liabilities, Net — (0.7)%			(18,476,126)
Total Net Assets — 100.0%			$2,545,813,431

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$90,702,918

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$2,110,616,600	$364,752,957	*	$—	$2,475,369,557
Repurchase Agreements	—	88,920,000		—	88,920,000

Total	$2,110,616,600	$453,672,957		$—	$2,564,289,557

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 99.1%
Aerospace — 3.6%
United Technologies Corp.	46,840	$3,295,663
		3,295,663
Asset Management & Custodian — 2.6%
BlackRock, Inc.	16,260	2,406,643
		2,406,643
Beverage: Brewers & Distillers — 4.0%
Anheuser-Busch InBev N.V., ADR	69,290	3,670,984
		3,670,984
Chemicals: Diversified — 4.9%
Ecolab, Inc.	93,590	4,575,615
		4,575,615
Chemicals: Specialty — 4.3%
Praxair, Inc.	42,145	3,939,715
		3,939,715
Communications Technology — 4.5%
QUALCOMM, Inc.	85,615	4,163,457
		4,163,457
Computer Services, Software & Systems — 14.9%
Autodesk, Inc.(1)	54,310	1,508,732
Google, Inc., Class A(1)	6,375	3,279,173
Intuit, Inc.(1)	67,800	3,216,432
Oracle Corp.	201,645	5,795,277
		13,799,614
Diversified Manufacturing Operations — 5.7%
3M Co.	54,000	3,876,660
Danaher Corp.	33,120	1,389,053
		5,265,713
Education Services — 1.8%
Apollo Group, Inc., Class A(1)	42,655	1,689,564
		1,689,564
Entertainment — 5.2%
Discovery Communications, Inc., Class C(1)	135,810	4,773,721
		4,773,721
Financial Data & Systems — 8.5%
American Express Co.	54,425	2,443,682
MasterCard, Inc., Class A	17,085	5,418,679
		7,862,361
Foods — 4.4%
Kraft Foods, Inc., Class A	121,440	4,077,955
		4,077,955
Insurance: Life — 5.1%
Aflac, Inc.	136,525	4,771,549
		4,771,549
Insurance: Multi-Line — 4.1%
Berkshire Hathaway, Inc., Class A(1)	33	3,524,400
Berkshire Hathaway, Inc., Class B(1)	3,530	250,771
		3,775,171
Medical & Dental Instruments & Supplies — 3.2%
Zimmer Holdings, Inc.(1)	56,220	3,007,770
		3,007,770
Oil: Crude Producers — 4.1%
Chesapeake Energy Corp.	146,965	3,754,956
		3,754,956
Pharmaceuticals — 3.9%
Teva Pharmaceutical Industries Ltd., ADR	97,885	3,643,280
		3,643,280
Scientific Instruments: Control & Filter — 2.7%
Pall Corp.	59,990	2,543,576
		2,543,576
Securities Brokerage & Services — 6.0%
CME Group, Inc.	22,398	5,518,867
		5,518,867
Textiles, Apparel & Shoes — 5.6%
Coach, Inc.	100,960	5,232,757
		5,232,757
Total Common Stocks (Cost $81,516,767)		91,768,931
	Principal Amount	Value
Repurchase Agreements — 1.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $925,001, due 10/3/2011(2)	$925,000	925,000
Total Repurchase Agreements (Cost $925,000)		925,000
Total Investments — 100.1% (Cost $82,441,767)		92,693,931
Other Liabilities, Net — (0.1)%		(116,216)
Total Net Assets — 100.0%		$92,577,715

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$948,276

Legend:

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Capital Appreciation Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$91,768,931	$—	$—	$91,768,931
Repurchase Agreements	—	925,000	—	925,000

Total	$91,768,931	$925,000	$—	$92,693,931

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 95.9%
Advertising Agencies — 1.0%
MDC Partners, Inc., Class A	306,270	$4,416,413
		4,416,413
Aerospace — 2.1%
HEICO Corp., Class A	282,038	9,493,399
		9,493,399
Asset Management & Custodian — 0.8%
Financial Engines, Inc.(1)	210,530	3,812,698
		3,812,698
Auto Parts — 1.6%
LKQ Corp.(1)	311,930	7,536,229
		7,536,229
Back Office Support, HR and Consulting — 1.5%
Dice Holdings, Inc.(1)	475,465	3,718,136
ICF International, Inc.(1)	162,072	3,048,575
		6,766,711
Banks: Diversified — 0.8%
Signature Bank(1)	80,360	3,835,583
		3,835,583
Biotechnology — 7.4%
Aegerion Pharmaceuticals, Inc.(1)	188,860	2,392,856
AVEO Pharmaceuticals, Inc.(1)	244,816	3,767,718
InterMune, Inc.(1)	141,970	2,867,794
Medivation, Inc.(1)	222,900	3,784,842
Myriad Genetics, Inc.(1)	179,355	3,361,113
NPS Pharmaceuticals, Inc.(1)	743,960	4,843,180
Pharmasset, Inc.(1)	90,734	7,473,760
Seattle Genetics, Inc.(1)	285,790	5,447,157
		33,938,420
Chemicals: Diversified — 0.8%
LSB Industries, Inc.(1)	119,763	3,433,605
		3,433,605
Chemicals: Specialty — 0.8%
Balchem Corp.	94,210	3,514,975
		3,514,975
Commercial Vehicles & Parts — 0.9%
Commercial Vehicle Group, Inc.(1)	606,990	3,987,924
		3,987,924
Communications Technology — 4.4%
ADTRAN, Inc.	220,810	5,842,633
Aruba Networks, Inc.(1)	200,970	4,202,283
NETGEAR, Inc.(1)	189,350	4,902,271
Oclaro, Inc.(1)	777,745	2,830,992
Riverbed Technology, Inc.(1)	116,070	2,316,757
		20,094,936
Computer Services, Software & Systems — 10.0%
comScore, Inc.(1)	430,936	7,269,890
Concur Technologies, Inc.(1)	146,320	5,446,030
Fortinet, Inc.(1)	364,188	6,118,358
Gartner, Inc.(1)	146,470	5,107,409
Informatica Corp.(1)	141,470	5,793,197
Sapient Corp.	459,900	4,663,386
The Ultimate Software Group, Inc.(1)	156,440	7,308,877
VeriFone Systems, Inc.(1)	108,071	3,784,647
		45,491,794
Consumer Electronics — 1.0%
RealD, Inc.(1)	470,824	4,402,204
		4,402,204
Consumer Lending — 1.5%
Portfolio Recovery Associates, Inc.(1)	110,030	6,846,067
		6,846,067
Consumer Services: Miscellaneous — 1.3%
Ancestry.com, Inc.(1)	251,110	5,901,085
		5,901,085
Containers & Packaging — 1.3%
Rock-Tenn Co., Class A	126,320	6,149,258
		6,149,258
Diversified Materials & Processing — 0.8%
CLARCOR, Inc.	92,390	3,823,098
		3,823,098
Education Services — 1.7%
American Public Education, Inc.(1)	120,535	4,098,190
Grand Canyon Education, Inc.(1)	222,000	3,585,300
		7,683,490
Financial Data & Systems — 2.5%
Higher One Holdings, Inc.(1)	358,461	5,832,161
Wright Express Corp.(1)	152,028	5,783,145
		11,615,306
Foods — 1.6%
Chefs’ Warehouse Holdings LLC(1)	218,352	2,567,820
Diamond Foods, Inc.	59,980	4,785,804
		7,353,624
Health Care Management Services — 1.7%
Catalyst Health Solutions, Inc.(1)	130,780	7,544,698
		7,544,698
Health Care Services — 3.6%
Healthways, Inc.(1)	308,350	3,031,081
HMS Holdings Corp.(1)	263,460	6,425,789
Team Health Holdings, Inc.(1)	413,161	6,784,104
		16,240,974
Hotel/Motel — 0.8%
Gaylord Entertainment Co.(1)	198,210	3,833,381
		3,833,381
Insurance: Property-Casualty — 1.0%
AmTrust Financial Services, Inc.	195,373	4,349,003
		4,349,003
Machinery: Industrial — 1.0%
Gardner Denver, Inc.	74,880	4,758,624
		4,758,624
Medical & Dental Instruments & Supplies — 2.7%
ABIOMED, Inc.(1)	232,050	2,559,511
Align Technology, Inc.(1)	321,387	4,875,441
Neogen Corp.(1)	140,460	4,876,771
		12,311,723
Medical Equipment — 3.9%
Cyberonics, Inc.(1)	126,858	3,590,081
Dexcom, Inc.(1)	439,561	5,274,732
Masimo Corp.	224,550	4,861,507
Zoll Medical Corp.(1)	110,040	4,152,910
		17,879,230
Metal Fabricating — 1.6%
RBC Bearings, Inc.(1)	215,350	7,319,746
		7,319,746
Metals & Minerals: Diversified — 2.2%
Compass Minerals International, Inc.	86,460	5,773,799
Globe Specialty Metals, Inc.	286,420	4,158,818
		9,932,617

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Oil Well Equipment & Services — 5.1%
CARBO Ceramics, Inc.	43,740	$4,484,662
Complete Production Services, Inc.(1)	283,320	5,340,582
Core Laboratories N.V.	79,458	7,137,712
Dril-Quip, Inc.(1)	115,160	6,208,276
		23,171,232
Oil: Crude Producers — 2.2%
Berry Petroleum Co., Class A	158,730	5,615,868
Rosetta Resources, Inc.(1)	133,770	4,577,609
		10,193,477
Pharmaceuticals — 3.2%
Amarin Corp. PLC, ADR(1)	249,103	2,291,748
BioMarin Pharmaceutical, Inc.(1)	307,180	9,789,826
Endocyte, Inc.(1)	242,492	2,570,415
		14,651,989
Producer Durables: Miscellaneous — 1.3%
BE Aerospace, Inc.(1)	177,570	5,879,343
		5,879,343
Real Estate — 1.0%
FirstService Corp.(1)	170,368	4,381,865
		4,381,865
Restaurants — 1.2%
BJ’s Restaurants, Inc.(1)	124,370	5,485,961
		5,485,961
Scientific Instruments: Gauges & Meters — 0.9%
Elster Group SE, ADR(1)	284,823	4,258,104
		4,258,104
Scientific Instruments: Pollution Control — 0.8%
Clean Harbors, Inc.(1)	73,410	3,765,933
		3,765,933
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	174,010	4,527,740
		4,527,740
Semiconductors & Components — 4.2%
Cree, Inc.(1)	165,730	4,305,665
Hittite Microwave Corp.(1)	101,200	4,928,440
Inphi Corp.(1)	518,820	4,550,052
O2Micro International Ltd., ADR(1)	511,586	2,133,314
SemiLEDs Corp.(1)	810,420	3,095,804
		19,013,275
Specialty Retail — 4.6%
Tractor Supply Co.	123,550	7,728,052
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	117,850	7,333,806
Vitamin Shoppe, Inc.(1)	158,080	5,918,515
		20,980,373
Textiles, Apparel & Shoes — 3.9%
Crocs, Inc.(1)	270,210	6,395,871
Deckers Outdoor Corp.(1)	52,500	4,896,150
Under Armour, Inc., Class A(1)	99,200	6,587,872
		17,879,893
Truckers — 2.7%
Old Dominion Freight Line, Inc.(1)	203,960	5,908,721
Roadrunner Transportation Systems, Inc.(1)	469,510	6,441,677
		12,350,398
Utilities: Telecommunications — 1.5%
j2 Global Communications, Inc.	251,472	6,764,597
		6,764,597
Total Common Stocks (Cost $423,890,039)		437,570,995

September 30, 2011 (unaudited)	Principal Amount	Value
Repurchase Agreements — 4.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $20,503,017, due 10/3/2011(2)	$20,503,000	$20,503,000
Total Repurchase Agreements (Cost $20,503,000)		20,503,000
Total Investments — 100.4% (Cost $444,393,039)		458,073,995
Other Liabilities, Net — (0.4)%		(1,875,695)
Total Net Assets — 100.0%		$456,198,300

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$20,916,369

Legend:

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$437,570,995	$—	$—	$437,570,995
Repurchase Agreements	—	20,503,000	—	20,503,000

Total	$437,570,995	$20,503,000	$—	$458,073,995

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 93.3%
Aerospace — 2.7%
HEICO Corp., Class A	57,382	$1,931,478
		1,931,478
Auto Parts — 2.2%
LKQ Corp.(1)	64,060	1,547,690
		1,547,690
Back Office Support, HR and Consulting — 4.7%
Dice Holdings, Inc.(1)	69,854	546,258
IHS, Inc., Class A(1)	13,490	1,009,187
Verisk Analytics, Inc., Class A(1)	51,270	1,782,658
		3,338,103
Banks: Diversified — 1.3%
SVB Financial Group(1)	24,030	889,110
		889,110
Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.(1)	27,770	1,778,946
Myriad Genetics, Inc.(1)	36,112	676,739
		2,455,685
Chemicals: Diversified — 0.9%
Rockwood Holdings, Inc.(1)	18,530	624,276
		624,276
Chemicals: Specialty — 1.1%
Balchem Corp.	21,650	807,762
		807,762
Communications Technology — 4.6%
ADTRAN, Inc.	36,150	956,529
Aruba Networks, Inc.(1)	37,630	786,844
NETGEAR, Inc.(1)	27,870	721,554
Riverbed Technology, Inc.(1)	38,000	758,480
		3,223,407
Computer Services, Software & Systems — 9.0%
Concur Technologies, Inc.(1)	27,590	1,026,900
Fortinet, Inc.(1)	72,669	1,220,839
Gartner, Inc.(1)	24,480	853,618
Sapient Corp.	77,680	787,675
The Ultimate Software Group, Inc.(1)	35,540	1,660,429
VeriFone Systems, Inc.(1)	23,858	835,507
		6,384,968
Consumer Lending — 2.3%
Portfolio Recovery Associates, Inc.(1)	25,990	1,617,098
		1,617,098
Containers & Packaging — 1.9%
Rock-Tenn Co., Class A	27,420	1,334,806
		1,334,806
Diversified Financial Services — 1.3%
LPL Investment Holdings, Inc.(1)	35,520	902,918
		902,918
Diversified Materials & Processing — 1.4%
CLARCOR, Inc.	23,450	970,361
		970,361
Education Services — 1.2%
American Public Education, Inc.(1)	25,384	863,056
		863,056
Financial Data & Systems — 4.4%
Alliance Data Systems Corp.(1)	12,290	1,139,283
MSCI, Inc., Class A(1)	31,970	969,650
Wright Express Corp.(1)	26,178	995,811
		3,104,744
Foods — 1.3%
Diamond Foods, Inc.	11,920	951,097
		951,097
Health Care Facilities — 0.9%
Brookdale Senior Living, Inc.(1)	50,600	634,524
		634,524
Health Care Services — 2.0%
HMS Holdings Corp.(1)	58,650	1,430,474
		1,430,474
Hotel/Motel — 1.1%
Gaylord Entertainment Co.(1)	38,930	752,906
		752,906
Luxury Items — 1.1%
Fossil, Inc.(1)	9,150	741,699
		741,699
Machinery: Industrial — 1.4%
Gardner Denver, Inc.	15,940	1,012,987
		1,012,987
Medical & Dental Instruments & Supplies — 3.2%
Align Technology, Inc.(1)	61,740	936,596
Neogen Corp.(1)	38,880	1,349,913
		2,286,509
Medical Equipment — 3.5%
Cyberonics, Inc.(1)	25,617	724,961
Masimo Corp.	39,350	851,927
Sirona Dental Systems, Inc.(1)	21,470	910,543
		2,487,431
Medical Services — 1.4%
Pharmaceutical Product Development, Inc.	39,070	1,002,536
		1,002,536
Metal Fabricating — 2.2%
RBC Bearings, Inc.(1)	45,050	1,531,250
		1,531,250
Metals & Minerals: Diversified — 1.8%
Compass Minerals International, Inc.	19,500	1,302,210
		1,302,210
Oil Well Equipment & Services — 5.4%
Core Laboratories N.V.	18,780	1,687,007
Dril-Quip, Inc.(1)	22,270	1,200,576
Oil States International, Inc.(1)	18,190	926,235
		3,813,818
Oil: Crude Producers — 2.6%
Berry Petroleum Co., Class A	28,640	1,013,283
Rosetta Resources, Inc.(1)	23,690	810,672
		1,823,955
Pharmaceuticals — 2.1%
Perrigo Co.	8,060	782,706
United Therapeutics Corp.(1)	18,940	710,061
		1,492,767
Producer Durables: Miscellaneous — 1.8%
BE Aerospace, Inc.(1)	37,780	1,250,896
		1,250,896
Restaurants — 1.8%
Arcos Dorados Holdings, Inc., Class A	53,360	1,237,418
		1,237,418
Semiconductors & Components — 2.3%
Cree, Inc.(1)	24,830	645,083
Hittite Microwave Corp.(1)	20,120	979,844
		1,624,927

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Specialty Retail — 6.2%
Tractor Supply Co.	27,590	$1,725,754
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	25,690	1,598,689
Vitamin Shoppe, Inc.(1)	28,380	1,062,547
		4,386,990
Textiles, Apparel & Shoes — 4.8%
Deckers Outdoor Corp.(1)	12,770	1,190,930
Guess?, Inc.	26,290	749,002
Under Armour, Inc., Class A(1)	22,190	1,473,638
		3,413,570
Truckers — 1.8%
Old Dominion Freight Line, Inc.(1)	43,020	1,246,289
		1,246,289
Utilities: Telecommunications — 2.1%
j2 Global Communications, Inc.	54,618	1,469,224
		1,469,224
Total Common Stocks (Cost $62,003,533)		65,888,939

	Principal Amount	Value
Repurchase Agreements — 6.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $4,820,004, due 10/3/2011(2)	$4,820,000	4,820,000
Total Repurchase Agreements (Cost $4,820,000)		4,820,000
Total Investments — 100.1% (Cost $66,823,533)		70,708,939
Other Liabilities, Net — (0.1)%		(49,471)
Total Net Assets — 100.0%		$70,659,468

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$4,922,263

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$65,888,939	$—	$—	$65,888,939
Repurchase Agreements	—	4,820,000	—	4,820,000

Total	$65,888,939	$4,820,000	$—	$70,708,939

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 96.3%
Asset Management & Custodian — 1.1%
Affiliated Managers Group, Inc.(1)	6,890	$537,765
		537,765
Auto Parts — 1.8%
LKQ Corp.(1)	38,150	921,704
		921,704
Back Office Support, HR and Consulting — 4.1%
IHS, Inc., Class A(1)	10,120	757,077
Verisk Analytics, Inc., Class A(1)	38,550	1,340,384
		2,097,461
Banks: Diversified — 1.0%
SVB Financial Group(1)	13,920	515,040
		515,040
Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.(1)	17,580	1,126,175
Pharmasset, Inc.(1)	9,900	815,463
Regeneron Pharmaceuticals, Inc.(1)	9,830	572,106
		2,513,744
Chemicals: Diversified — 5.8%
Ecolab, Inc.	28,110	1,374,298
FMC Corp.	15,795	1,092,382
Rockwood Holdings, Inc.(1)	15,260	514,109
		2,980,789
Communications Technology — 1.2%
Riverbed Technology, Inc.(1)	29,670	592,213
		592,213
Computer Services, Software & Systems — 8.3%
Fortinet, Inc.(1)	56,805	954,324
Gartner, Inc.(1)	16,180	564,197
Intuit, Inc.(1)	16,870	800,313
Rovi Corp.(1)	12,670	544,557
Salesforce.com, Inc.(1)	6,400	731,392
VeriFone Systems, Inc.(1)	17,980	629,659
		4,224,442
Computer Technology — 0.9%
NetApp, Inc.(1)	12,920	438,505
		438,505
Diversified Financial Services — 1.4%
LPL Investment Holdings, Inc.(1)	28,170	716,081
		716,081
Diversified Retail — 2.2%
Nordstrom, Inc.	24,340	1,111,851
		1,111,851
Financial Data & Systems — 4.4%
Alliance Data Systems Corp.(1)	10,550	977,985
MSCI, Inc., Class A(1)	17,690	536,538
Wright Express Corp.(1)	19,640	747,105
		2,261,628
Foods — 3.3%
Diamond Foods, Inc.	4,450	355,066
McCormick & Co., Inc.	29,290	1,352,026
		1,707,092
Health Care Facilities — 0.9%
Brookdale Senior Living, Inc.(1)	37,210	466,613
		466,613
Health Care Services — 2.8%
Cerner Corp.(1)	20,690	1,417,679
		1,417,679
Hotel/Motel — 1.9%
Wynn Resorts Ltd.	8,620	991,990
		991,990
Leisure Time — 2.0%
Priceline.com, Inc.(1)	2,240	1,006,790
		1,006,790
Luxury Items — 1.3%
Fossil, Inc.(1)	8,010	649,291
		649,291
Machinery: Industrial — 1.6%
Gardner Denver, Inc.	12,500	794,375
		794,375
Medical Equipment — 4.5%
Hologic, Inc.(1)	29,080	442,307
Illumina, Inc.(1)	19,580	801,213
Intuitive Surgical, Inc.(1)	1,260	458,993
Sirona Dental Systems, Inc.(1)	13,960	592,044
		2,294,557
Medical Services — 1.1%
Pharmaceutical Product Development, Inc.	22,630	580,686
		580,686
Metal Fabricating — 1.2%
Precision Castparts Corp.	4,000	621,840
		621,840
Metals & Minerals: Diversified — 2.0%
Compass Minerals International, Inc.	15,270	1,019,731
		1,019,731
Oil Well Equipment & Services — 5.3%
Cameron International Corp.(1)	22,170	920,942
Core Laboratories N.V.	13,000	1,167,790
Oil States International, Inc.(1)	12,220	622,242
		2,710,974
Oil: Crude Producers — 4.0%
Concho Resources, Inc.(1)	15,090	1,073,503
Southwestern Energy Co.(1)	29,080	969,236
		2,042,739
Pharmaceuticals — 2.4%
Perrigo Co.	8,980	872,048
United Therapeutics Corp.(1)	9,760	365,902
		1,237,950
Producer Durables: Miscellaneous — 1.9%
BE Aerospace, Inc.(1)	28,570	945,953
		945,953
Production Technology Equipment — 1.3%
Lam Research Corp.(1)	17,350	658,953
		658,953
Restaurants — 3.8%
Arcos Dorados Holdings, Inc., Class A	36,140	838,087
Starbucks Corp.	29,970	1,117,581
		1,955,668
Scientific Instruments: Control & Filter — 1.4%
Roper Industries, Inc.	10,100	695,991
		695,991
Scientific Instruments: Electrical — 1.4%
AMETEK, Inc.	21,490	708,525
		708,525
Scientific Instruments: Gauges & Meters — 0.9%
Elster Group SE, ADR(1)	31,646	473,108
		473,108
Semiconductors & Components — 4.5%
Avago Technologies Ltd.	24,590	805,814

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Broadcom Corp., Class A(1)	16,120	$536,635
Cree, Inc.(1)	36,330	943,853
		2,286,302
Specialty Retail — 5.0%
CarMax, Inc.(1)	19,250	459,113
Tractor Supply Co.	18,000	1,125,900
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	15,150	942,784
		2,527,797
Textiles, Apparel & Shoes — 2.7%
Coach, Inc.	15,870	822,542
Guess?, Inc.	20,170	574,643
		1,397,185
Truckers — 2.0%
Old Dominion Freight Line, Inc.(1)	35,390	1,025,248
		1,025,248
Total Common Stocks (Cost $42,590,021)		49,128,260

	Principal Amount	Value
Repurchase Agreements — 5.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $2,538,002, due 10/3/2011(2)	$2,538,000	2,538,000
Total Repurchase Agreements (Cost $2,538,000)		2,538,000
Total Investments — 101.3% (Cost $45,128,021)		51,666,260
Other Liabilities, Net — (1.3)%		(661,204)
Total Net Assets — 100.0%		$51,005,056

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$2,591,006

Legend:

  ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$49,128,260	$—	$—	$49,128,260
Repurchase Agreements	—	2,538,000	—	2,538,000

Total	$49,128,260	$2,538,000	$—	$51,666,260

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 94.1%
Asset Management & Custodian — 1.2%
Affiliated Managers Group, Inc.(1)	13,750	$1,073,188
		1,073,188
Back Office Support, HR and Consulting — 4.4%
Accenture PLC, Class A	33,600	1,770,048
Verisk Analytics, Inc., Class A(1)	63,580	2,210,677
		3,980,725
Biotechnology — 4.6%
Alexion Pharmaceuticals, Inc.(1)	28,130	1,802,008
Baxter International, Inc.	25,930	1,455,710
Regeneron Pharmaceuticals, Inc.(1)	14,800	861,360
		4,119,078
Chemicals: Diversified — 5.0%
Ecolab, Inc.	46,500	2,273,385
FMC Corp.	31,740	2,195,138
		4,468,523
Communications Technology — 2.5%
QUALCOMM, Inc.	46,610	2,266,644
		2,266,644
Computer Services, Software & Systems — 7.5%
Google, Inc., Class A(1)	6,210	3,194,300
Intuit, Inc.(1)	20,830	988,175
Oracle Corp.	90,750	2,608,155
		6,790,630
Computer Technology — 8.7%
Apple, Inc.(1)	14,220	5,420,380
EMC Corp.(1)	116,900	2,453,731
		7,874,111
Diversified Manufacturing Operations — 1.5%
Danaher Corp.	32,200	1,350,468
		1,350,468
Diversified Retail — 7.7%
Amazon.com, Inc.(1)	13,910	3,007,759
Costco Wholesale Corp.	23,190	1,904,363
Nordstrom, Inc.	44,650	2,039,612
		6,951,734
Drug & Grocery Store Chains — 3.5%
Walgreen Co.	97,050	3,191,974
		3,191,974
Financial Data & Systems — 3.8%
Alliance Data Systems Corp.(1)	22,620	2,096,874
MasterCard, Inc., Class A	4,260	1,351,102
		3,447,976
Foods — 2.5%
McCormick & Co., Inc.	48,460	2,236,914
		2,236,914
Health Care Facilities — 1.0%
HCA Holdings, Inc.(1)	46,680	941,069
		941,069
Health Care Services — 3.2%
Cerner Corp.(1)	26,800	1,836,336
Medco Health Solutions, Inc.(1)	21,770	1,020,795
		2,857,131
Luxury Items — 1.3%
Fossil, Inc.(1)	13,980	1,133,219
		1,133,219
Medical Equipment — 1.4%
Illumina, Inc.(1)	30,150	1,233,738
		1,233,738
Metal Fabricating — 1.2%
Precision Castparts Corp.	6,810	1,058,683
		1,058,683
Oil Well Equipment & Services — 3.3%
Cameron International Corp.(1)	39,020	1,620,891
Schlumberger Ltd.	22,790	1,361,246
		2,982,137
Oil: Crude Producers — 6.7%
Concho Resources, Inc.(1)	23,010	1,636,931
Occidental Petroleum Corp.	36,650	2,620,475
Southwestern Energy Co.(1)	54,550	1,818,152
		6,075,558
Pharmaceuticals — 3.9%
Perrigo Co.	15,230	1,478,985
Shire PLC, ADR	21,500	2,019,495
		3,498,480
Railroads — 1.3%
CSX Corp.	63,950	1,193,946
		1,193,946
Restaurants — 2.2%
Starbucks Corp.	52,870	1,971,522
		1,971,522
Scientific Instruments: Electrical — 1.8%
AMETEK, Inc.	47,895	1,579,098
		1,579,098
Semiconductors & Components — 4.3%
Avago Technologies Ltd.	42,770	1,401,573
Broadcom Corp., Class A(1)	28,110	935,782
Cree, Inc.(1)	60,550	1,573,089
		3,910,444
Specialty Retail — 1.0%
CarMax, Inc.(1)	38,660	922,041
		922,041
Textiles, Apparel & Shoes — 3.4%
Coach, Inc.	33,980	1,761,184
NIKE, Inc., Class B	14,930	1,276,664
		3,037,848
Tobacco — 2.2%
Philip Morris International, Inc.	31,230	1,948,127
		1,948,127
Transportation Miscellaneous — 3.0%
United Parcel Service, Inc., Class B	43,300	2,734,395
		2,734,395
Total Common Stocks (Cost $73,705,187)		84,829,401

	Principal Amount	Value
Repurchase Agreements — 4.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $4,217,004, due 10/3/2011(2)	$4,217,000	4,217,000
Total Repurchase Agreements (Cost $4,217,000)		4,217,000
Total Investments — 98.8% (Cost $77,922,187)		89,046,401
Other Assets, Net — 1.2%		1,124,531
Total Net Assets — 100.0%		$90,170,932

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$4,305,356

Legend:

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$84,829,401	$—	$—	$84,829,401
Repurchase Agreements	—	4,217,000	—	4,217,000

Total	$84,829,401	$4,217,000	$—	$89,046,401

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 96.3%
Back Office Support, HR and Consulting — 0.7%
RPX Corp.(1)	70,120	$1,452,185
		1,452,185
Biotechnology — 0.6%
Aveo Pharmaceuticals, Inc.(1)	78,720	1,211,501
		1,211,501
Communications Technology — 12.8%
ADTRAN, Inc.	114,770	3,036,814
Aruba Networks, Inc.(1)	115,930	2,424,096
Finisar Corp.(1)	183,840	3,224,554
NETGEAR, Inc.(1)	85,191	2,205,595
Oclaro, Inc.(1)	520,635	1,895,111
QUALCOMM, Inc.	170,380	8,285,580
Riverbed Technology, Inc.(1)	127,340	2,541,706
Sonus Networks, Inc.(1)	1,374,770	2,983,251
		26,596,707
Computer Services, Software & Systems — 39.7%
Baidu, Inc., ADR(1)	29,200	3,121,772
Citrix Systems, Inc.(1)	48,910	2,667,062
Cognizant Technology Solutions Corp., Class A(1)	81,600	5,116,320
comScore, Inc.(1)	206,698	3,486,995
Concur Technologies, Inc.(1)	74,110	2,758,374
Fortinet, Inc.(1)	318,493	5,350,682
Google, Inc., Class A(1)	18,850	9,696,063
Informatica Corp.(1)	66,740	2,733,003
Intuit, Inc.(1)	60,860	2,887,198
MICROS Systems, Inc.(1)	75,210	3,302,471
Microsoft Corp.	192,630	4,794,561
Nuance Communications, Inc.(1)	105,100	2,139,836
Oracle Corp.	303,990	8,736,673
QLIK Technologies, Inc.(1)	104,880	2,271,701
Rovi Corp.(1)	53,830	2,313,613
Salesforce.com, Inc.(1)	28,430	3,248,980
Sourcefire, Inc.(1)	92,980	2,488,145
SuccessFactors, Inc.(1)	133,530	3,069,855
Taleo Corp., Class A(1)	102,250	2,629,870
The Ultimate Software Group, Inc.(1)	94,380	4,409,434
VeriFone Systems, Inc.(1)	73,140	2,561,363
Yahoo! Inc.(1)	202,210	2,661,084
		82,445,055
Computer Technology — 18.8%
Apple, Inc.(1)	43,690	16,653,754
EMC Corp.(1)	386,810	8,119,142
Fusion-io, Inc.(1)	118,290	2,247,510
NetApp, Inc.(1)	91,120	3,092,613
OCZ Technology Group, Inc.(1)	1,056,990	5,126,401
Silicon Graphics International Corp.(1)	312,590	3,726,073
		38,965,493
Consumer Services: Miscellaneous — 1.2%
Ancestry.com, Inc.(1)	108,120	2,540,820
		2,540,820
Diversified Retail — 2.8%
Amazon.com, Inc.(1)	26,880	5,812,263
		5,812,263
Leisure Time — 1.3%
Priceline.com, Inc.(1)	5,950	2,674,287
		2,674,287
Medical Equipment — 1.8%
Illumina, Inc.(1)	90,590	3,706,943
		3,706,943
Production Technology Equipment — 1.3%
Lam Research Corp.(1)	72,760	2,763,425
		2,763,425
Semiconductors & Components — 12.3%
Avago Technologies Ltd.	100,620	3,297,317
Broadcom Corp., Class A(1)	132,820	4,421,578
Cree, Inc.(1)	340,250	8,839,695
Hittite Microwave Corp.(1)	56,510	2,752,037
Inphi Corp.(1)	266,290	2,335,363
O2Micro International Ltd., ADR(1)	511,142	2,131,462
SemiLEDs Corp.(1)	461,830	1,764,191
		25,541,643
Telecommunications Equipment — 1.4%
Alcatel-Lucent, ADR(1)	1,050,120	2,971,840
		2,971,840
Utilities: Telecommunications — 1.6%
j2 Global Communications, Inc.	124,257	3,342,513
		3,342,513
Total Common Stocks (Cost $197,143,549)		200,024,675

	Principal Amount	Value
Repurchase Agreements — 7.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01,%, dated 9/30/2011, maturity value of $16,062,013, due 10/3/2011(2)	$16,062,000	16,062,000
Total Repurchase Agreements (Cost $16,062,000)		16,062,000
Total Investments — 104.0% (Cost $213,205,549)		216,086,675
Other Liabilities, Net — (4.0)%		(8,276,750)
Total Net Assets — 100.0%		$207,809,925

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.625%	2/15/2040	$16,385,942

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$200,024,675	$—	$—	$200,024,675
Repurchase Agreements	—	16,062,000	—	16,062,000

Total	$200,024,675	$16,062,000	$—	$216,086,675

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 95.8%
Aerospace — 2.1%
HEICO Corp., Class A	57,795	$1,945,380
		1,945,380
Asset Management & Custodian — 0.8%
Financial Engines, Inc.(1)	43,500	787,785
		787,785
Auto Parts — 1.6%
LKQ Corp.(1)	64,400	1,555,904
		1,555,904
Back Office Support, HR and Consulting — 2.4%
Dice Holdings, Inc.(1)	102,625	802,528
ICF International, Inc.(1)	37,500	705,375
Robert Half International, Inc.	36,100	766,042
		2,273,945
Banks: Diversified — 0.8%
Signature Bank(1)	16,600	792,318
		792,318
Biotechnology — 7.4%
Aegerion Pharmaceuticals, Inc.(1)	38,600	489,062
AVEO Pharmaceuticals, Inc.(1)	49,982	769,223
InterMune, Inc.(1)	29,000	585,800
Medivation, Inc.(1)	46,600	791,268
Myriad Genetics, Inc.(1)	38,237	716,561
NPS Pharmaceuticals, Inc.(1)	152,000	989,520
Pharmasset, Inc.(1)	18,500	1,523,845
Seattle Genetics, Inc.(1)	58,300	1,111,198
		6,976,477
Chemicals: Diversified — 0.7%
LSB Industries, Inc.(1)	24,230	694,674
		694,674
Chemicals: Specialty — 0.8%
Balchem Corp.	19,700	735,007
		735,007
Commercial Vehicles & Parts — 0.9%
Commercial Vehicle Group, Inc.(1)	127,200	835,704
		835,704
Communications Technology — 4.3%
ADTRAN, Inc.	44,000	1,164,240
Aruba Networks, Inc.(1)	41,200	861,492
NETGEAR, Inc.(1)	38,800	1,004,532
Oclaro, Inc.(1)	164,656	599,348
Riverbed Technology, Inc.(1)	23,800	475,048
		4,104,660
Computer Services, Software & Systems — 10.1%
comScore, Inc.(1)	86,674	1,462,190
Concur Technologies, Inc.(1)	31,400	1,168,708
Fortinet, Inc.(1)	73,059	1,227,391
Gartner, Inc.(1)	31,500	1,098,405
Informatica Corp.(1)	30,129	1,233,783
Sapient Corp.	91,700	929,838
The Ultimate Software Group, Inc.(1)	34,100	1,593,152
VeriFone Systems, Inc.(1)	22,212	777,864
		9,491,331
Consumer Electronics — 1.0%
RealD, Inc.(1)	96,279	900,209
		900,209
Consumer Lending — 1.5%
Portfolio Recovery Associates, Inc.(1)	22,716	1,413,390
		1,413,390
Consumer Services: Miscellaneous — 1.3%
Ancestry.com, Inc.(1)	51,400	1,207,900
		1,207,900
Containers & Packaging — 1.4%
Rock-Tenn Co., Class A	26,900	1,309,492
		1,309,492
Diversified Materials & Processing — 0.8%
CLARCOR, Inc.	18,800	777,944
		777,944
Education Services — 1.7%
American Public Education, Inc.(1)	27,237	926,058
Grand Canyon Education, Inc.(1)	44,600	720,290
		1,646,348
Financial Data & Systems — 2.5%
Higher One Holdings, Inc.(1)	73,614	1,197,700
Wright Express Corp.(1)	31,166	1,185,554
		2,383,254
Foods — 1.6%
Chefs’ Warehouse Holdings LLC(1)	44,457	522,814
Diamond Foods, Inc.	12,400	989,396
		1,512,210
Health Care Management Services — 1.7%
Catalyst Health Solutions, Inc.(1)	27,300	1,574,937
		1,574,937
Health Care Services — 3.6%
Healthways, Inc.(1)	61,500	604,545
HMS Holdings Corp.(1)	54,200	1,321,938
Team Health Holdings, Inc.(1)	88,547	1,453,942
		3,380,425
Hotel/Motel — 0.9%
Gaylord Entertainment Co.(1)	41,900	810,346
		810,346
Insurance: Property-Casualty — 1.0%
AmTrust Financial Services, Inc.	40,336	897,879
		897,879
Machinery: Industrial — 1.0%
Gardner Denver, Inc.	15,100	959,605
		959,605
Medical & Dental Instruments & Supplies — 2.7%
ABIOMED, Inc.(1)	49,200	542,676
Align Technology, Inc.(1)	65,900	999,703
Neogen Corp.(1)	29,700	1,031,184
		2,573,563
Medical Equipment — 3.9%
Cyberonics, Inc.(1)	26,701	755,638
Dexcom, Inc.(1)	92,103	1,105,236
Masimo Corp.	44,800	969,920
Zoll Medical Corp.(1)	23,600	890,664
		3,721,458
Metal Fabricating — 1.6%
RBC Bearings, Inc.(1)	43,500	1,478,565
		1,478,565
Metals & Minerals: Diversified — 2.2%
Compass Minerals International, Inc.	18,300	1,222,074
Globe Specialty Metals, Inc.	57,900	840,708
		2,062,782
Oil Well Equipment & Services — 5.0%
CARBO Ceramics, Inc.	9,000	922,770
Complete Production Services, Inc.(1)	58,800	1,108,380
Core Laboratories N.V.	16,238	1,458,660

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2011 (unaudited)	Shares	Value
Dril-Quip, Inc.(1)	23,253	$1,253,569
		4,743,379
Oil: Crude Producers — 2.2%
Berry Petroleum Co., Class A	32,100	1,135,698
Rosetta Resources, Inc.(1)	27,600	944,472
		2,080,170
Pharmaceuticals — 3.2%
Amarin Corp. PLC, ADR(1)	52,575	483,690
BioMarin Pharmaceutical, Inc.(1)	61,955	1,974,506
Endocyte, Inc.(1)	49,469	524,371
		2,982,567
Producer Durables: Miscellaneous — 1.3%
BE Aerospace, Inc.(1)	36,300	1,201,893
		1,201,893
Real Estate — 1.0%
FirstService Corp.(1)	35,683	917,767
		917,767
Restaurants — 1.2%
BJ’s Restaurants, Inc.(1)	26,720	1,178,619
		1,178,619
Scientific Instruments: Gauges & Meters — 0.9%
Elster Group SE, ADR(1)	57,343	857,278
		857,278
Scientific Instruments: Pollution Control — 0.8%
Clean Harbors, Inc.(1)	15,000	769,500
		769,500
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	35,169	915,097
		915,097
Semiconductors & Components — 3.9%
Cree, Inc.(1)	34,000	883,320
Hittite Microwave Corp.(1)	21,700	1,056,790
Inphi Corp.(1)	104,800	919,096
O2Micro International Ltd., ADR(1)	39,844	166,150
SemiLEDs Corp.(1)	169,500	647,490
		3,672,846
Specialty Retail — 4.6%
Tractor Supply Co.	26,500	1,657,575
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	23,900	1,487,297
Vitamin Shoppe, Inc.(1)	31,800	1,190,592
		4,335,464
Textiles, Apparel & Shoes — 4.1%
Crocs, Inc.(1)	57,100	1,351,557
Deckers Outdoor Corp.(1)	11,800	1,100,468
Under Armour, Inc., Class A(1)	20,700	1,374,687
		3,826,712
Truckers — 2.8%
Old Dominion Freight Line, Inc.(1)	43,400	1,257,298
Roadrunner Transportation Systems, Inc.(1)	99,300	1,362,396
		2,619,694
Utilities: Telecommunications — 1.5%
j2 Global Communications, Inc.	53,886	1,449,533
		1,449,533
Total Common Stocks (Cost $90,540,616)		90,354,011

September 30, 2011 (unaudited)	Principal Amount	Value
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $4,002,003, due 10/3/2011(2)	$4,002,000	$4,002,000
Total Repurchase Agreements (Cost $4,002,000)		4,002,000
Total Investments — 100.0% (Cost $94,542,616)		94,356,011
Other Liabilities, Net — 0.0%		(38,477)
Total Net Assets — 100.0%		$94,317,534

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	4.50%	8/15/2039	$4,084,569

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$90,354,011	$—	$—	$90,354,011
Repurchase Agreements	—	4,002,000	—	4,002,000

Total	$90,354,011	$4,002,000	$—	$94,356,011

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 94.5%
Australia — 6.4%
Brambles Ltd.	643,224	$3,965,323
Fortescue Metals Group Ltd.	1,148,709	4,798,189
James Hardie Industries N.V.(1)	224,378	1,226,892
Woodside Petroleum Ltd.	170,033	5,268,246
Woolworths Ltd.	163,649	3,910,645
		19,169,295
Brazil — 1.9%
B2W Companhia Global do Varejo	91,200	713,012
BM&F BOVESPA S.A.	539,800	2,523,516
OGX Petroleo e Gas Participacoes S.A.(1)	376,800	2,304,587
		5,541,115
Denmark — 3.0%
Novo Nordisk A/S, Class B	40,269	4,016,195
Novozymes A/S, Class B	24,199	3,440,574
Vestas Wind Systems A/S(1)	94,841	1,537,021
		8,993,790
France — 6.0%
Essilor International S.A.	64,466	4,635,938
L’Oreal S.A.	59,011	5,756,681
PPR	58,857	7,607,923
		18,000,542
Germany — 4.4%
Adidas AG	84,210	5,124,678
Aixtron AG	155,193	2,251,395
Axel Springer AG	34,509	1,187,735
HeidelbergCement AG	42,165	1,531,823
SMA Solar Technology AG	33,021	1,710,262
TUI AG(1)	279,047	1,434,634
		13,240,527
Hong Kong — 1.5%
Hong Kong Exchanges & Clearing Ltd.	217,500	3,160,521
Li & Fung Ltd.	792,400	1,328,185
		4,488,706
India — 0.9%
Housing Development Finance Corp. Ltd.	132,400	1,726,604
Reliance Capital Ltd.	169,504	1,071,641
		2,798,245
Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	90,900	3,383,298
		3,383,298
Japan — 12.1%
Canon, Inc.	129,600	5,884,622
Gree, Inc.	116,600	3,555,990
Hoya Corp.	123,300	2,858,655
Kyocera Corp.	17,300	1,446,551
Nintendo Co. Ltd.	9,000	1,322,438
Rakuten, Inc.	9,026	10,515,702
Rohm Co. Ltd.	28,700	1,497,129
SMC Corp.	34,400	5,027,979
Yamada Denki Co. Ltd.	22,720	1,580,158
Yamaha Motor Co. Ltd.(1)	192,800	2,545,381
		36,234,605
Luxembourg — 0.0%
Reinet Investments SCA(1)	3,406	53,210
		53,210
People’s Republic of China — 8.7%
Baidu, Inc., ADR(1)	136,400	14,582,524
China Merchants Bank Co. Ltd., H shares	1,351,400	2,044,257
CNOOC Ltd.	1,155,000	1,851,403
Ports Design Ltd.	164,500	254,651
Tencent Holdings Ltd.	356,000	7,366,198
		26,099,033
Peru — 0.7%
Credicorp Ltd.	21,395	1,972,619
		1,972,619
Singapore — 0.6%
Singapore Exchange Ltd.	385,000	1,935,197
		1,935,197
South Africa — 0.4%
Impala Platinum Holdings Ltd.	57,900	1,169,948
		1,169,948
South Korea — 1.6%
Celltrion, Inc.	44,915	1,647,983
Samsung Electronics Co. Ltd.	4,712	3,290,184
		4,938,167
Spain — 5.3%
Banco Santander S.A.	856,818	7,005,251
Industria de Diseno Textil S.A.	105,822	9,033,521
		16,038,772
Sweden — 7.8%
Alfa Laval AB	205,734	3,238,775
Atlas Copco AB, Class B	616,002	9,644,146
Oriflame Cosmetics S.A., SDR	45,010	1,628,709
Sandvik AB	334,827	3,858,291
Svenska Handelsbanken AB, Class A	202,826	5,161,139
		23,531,060
Switzerland — 7.5%
ABB Ltd. (Reg S)(1)	218,866	3,743,894
Compagnie Financiere Richemont S.A., Class A	161,736	7,204,582
Geberit AG(1)	22,000	4,062,075
Swatch Group AG	4,522	1,487,847
Syngenta AG (Reg S)(1)	22,869	5,942,919
		22,441,317
Taiwan — 1.1%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	281,007	3,211,910
		3,211,910
Turkey — 1.9%
Turkiye Garanti Bankasi A.S., ADR	1,443,101	5,642,525
		5,642,525
United Kingdom — 21.6%
ARM Holdings PLC	777,000	6,644,620
BG Group PLC	216,227	4,138,286
BHP Billiton PLC	340,100	9,085,406
British American Tobacco PLC	173,600	7,330,313
Meggitt PLC	844,173	4,370,726
Prudential PLC	714,200	6,133,577
Rolls-Royce Holdings PLC(1)	693,000	6,370,573
SABMiller PLC	179,000	5,840,596
Signet Jewelers Ltd.(1)	46,979	1,574,545
Standard Chartered PLC	395,096	7,882,551
Tesco PLC	918,300	5,379,011
		64,750,204
Total Common Stocks (Cost $314,968,395)		283,634,085

	Shares	Value
Preferred Stocks — 1.9%
Brazil — 1.1%
Itau Unibanco Holding S.A., ADR	210,140	3,261,373
		3,261,373

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Germany — 0.8%
Porsche Automobil Holding SE	51,535	$2,454,681
		2,454,681
Total Preferred Stocks (Cost $6,874,126)		5,716,054

	Principal Amount	Value
Repurchase Agreements — 6.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $20,002,017, due 10/3/2011(2)	$20,002,000	20,002,000
Total Repurchase Agreements (Cost $20,002,000)		20,002,000
Total Investments — 103.1% (Cost $341,844,521)		309,352,139
Other Liabilities, Net — (3.1)%		(9,312,200)
Total Net Assets — 100.0%		$300,039,939

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	6/30/2018	$20,402,438

Legend:

ADR — American Depositary Receipt.

SDR — Swedish Depository Receipt.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$34,333,991	$249,300,094	*	$—	$283,634,085
Preferred Stocks	3,261,373	2,454,681	*	—	5,716,054
Repurchase Agreements	—	20,002,000		—	20,002,000

Total	$37,595,364	$271,756,775		$—	$309,352,139

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 91.6%
Brazil — 7.4%
All America Latina Logistica	1,813,120	$8,225,456
MercadoLibre, Inc.	208,550	11,209,562
Petroleo Brasileiro S.A., ADR	2,175,800	48,846,710
Vale S.A., ADR	2,032,800	46,347,840
		114,629,568
Egypt — 0.6%
Commercial International Bank Egypt SAE	979,611	3,751,744
Egyptian Financial Group-Hermes Holding SAE(1)	2,090,008	5,884,248
		9,635,992
India — 5.9%
ACC Ltd.	539,200	12,037,647
GAIL India Ltd.	2,108,564	17,532,939
Hero Honda Motors Ltd.	428,700	17,008,398
Housing Development Finance Corp. Ltd.	1,634,900	21,320,425
Infrastructure Development Finance Co. Ltd.	4,054,127	9,047,566
Tata Power Co. Ltd.	7,653,618	15,518,209
		92,465,184
Indonesia — 5.1%
PT Astra International Tbk	2,833,000	20,251,669
PT Bank Rakyat Indonesia Tbk	25,638,000	16,786,961
PT Bumi Resources Tbk	89,342,500	19,473,634
PT Semen Gresik (Persero) Tbk	14,170,500	13,262,921
PT Tambang Batubara Bukit Asam Tbk	5,511,500	10,414,375
		80,189,560
Kazakhstan — 0.8%
Kazakhmys PLC	1,037,000	12,668,002
		12,668,002
Malaysia — 1.0%
Public Bank Berhad	4,047,700	15,531,561
		15,531,561
Mexico — 3.1%
America Movil S.A.B. de C.V., ADR, Series L	1,219,100	26,917,728
Wal-Mart de Mexico S.A.B. de C.V.	9,214,844	21,129,401
		48,047,129
People’s Republic of China — 15.7%
Alibaba.com Ltd.	6,495,000	5,985,657
Aluminum Corp. of China Ltd., H shares	24,360,000	10,256,560
Baidu, Inc., ADR(1)	255,100	27,272,741
Bank of China Ltd., H shares	52,671,300	16,287,095
China Construction Bank Corp., H shares	34,041,510	20,589,523
China National Building Material Co. Ltd., H shares	9,540,000	8,039,730
China Railway Construction Corp. Ltd., H shares	30,107,000	12,599,185
China Shenhua Energy Co. Ltd., H shares	10,874,000	42,568,842
China Taiping Insurance Holdings Co. Ltd.(1)	6,309,000	12,159,803
CNOOC Ltd.	12,820,000	20,549,775
CSR Corp. Ltd., H shares	30,283,000	10,690,108
Focus Media Holding Ltd., ADR(1)	638,700	10,723,773
Parkson Retail Group Ltd.	6,850,000	8,289,362
Ping An Insurance (Group) Co. of China Ltd., H shares	3,028,500	16,856,646
Want Want China Holdings Ltd.	24,263,000	21,694,625
		244,563,425
Peru — 1.2%
Credicorp Ltd.	205,700	18,965,540
		18,965,540
Russia — 6.0%
Evraz Group S.A., GDR (Reg S)(1)	786,800	12,250,742
Gazprom OAO, ADR	1,554,250	14,878,448
NovaTek OAO, GDR, (Reg S)	118,800	13,639,236
Petropavlovsk PLC	1,173,000	10,787,012
Sberbank of Russia, ADR(1)	3,123,900	26,865,540
United Co. RUSAL PLC(1)	6,351,000	5,547,646
X5 Retail Group N.V., GDR (Reg S)(1)	373,920	10,282,792
		94,251,416
South Africa — 5.9%
Gold Fields Ltd.	1,478,386	22,644,614
Impala Platinum Holdings Ltd.	376,900	7,615,777
Lonmin PLC	1,348,378	21,893,362
Massmart Holdings Ltd.	522,242	8,939,549
Naspers Ltd., N shares	723,500	31,244,490
		92,337,792
South Korea — 14.3%
Cheil Industries, Inc.	224,100	15,536,678
E-Mart Co. Ltd.(1)	63,051	15,949,406
GLOVIS Co. Ltd.	182,400	26,932,438
Hyundai Engineering & Construction Co. Ltd.	148,300	7,501,905
Hyundai Mobis	125,800	35,631,143
LG Corp.	373,200	18,643,163
LS Corp.	98,300	6,058,880
NHN Corp.(1)	72,300	13,774,350
Samsung Electronics Co. Ltd.	82,400	57,536,325
Samsung Fire & Marine Insurance Co. Ltd.	133,300	24,175,280
Shinsegae Co. Ltd.	8,099	1,870,867
		223,610,435
Taiwan — 9.8%
China Life Insurance Co. Ltd.	41,407,675	38,825,862
Far Eastern Department Stores Ltd.	15,602,627	20,293,686
Hon Hai Precision Industry Co. Ltd.	13,489,860	30,061,127
MediaTek, Inc.	2,103,476	22,872,454
Taiwan Semiconductor Manufacturing Co. Ltd.	18,239,534	41,052,837
		153,105,966
Thailand — 1.8%
Bank of Ayudhya Public Co. Ltd.	37,717,300	24,069,231
Siam Commercial Bank Public Co. Ltd.	905,600	3,063,136
		27,132,367
Turkey — 1.3%
Turkiye Garanti Bankasi A.S.	5,370,898	20,784,300
		20,784,300
Other African Countries — 6.5%
African Petroleum Corp. Ltd.(1)	22,512,300	6,535,547
Chariot Oil & Gas Ltd.(1)	4,795,035	9,276,842
First Quantum Minerals Ltd.	815,078	10,850,595
Kenmare Resources PLC(1)	35,967,831	18,925,189
Tullow Oil PLC	2,736,700	55,347,311
		100,935,484
Other Emerging Markets Countries — 5.2%
Dragon Oil PLC	7,298,503	53,832,526
Gulf Keystone Petroleum Ltd.(1)	12,286,958	27,482,486
		81,315,012
Total Common Stocks (Cost $1,513,996,820)		1,430,168,733

	Shares	Value
Preferred Stocks — 7.7%
Brazil — 6.3%
Banco Bradesco S.A.	1,628,576	24,000,979
Bradespar S.A.	658,000	11,579,960
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	458,500	13,858,027
Companhia Energetica de Minas Gerais	1,095,572	16,157,539
Itau Unibanco Holding S.A.	596,800	9,220,604
Itausa-Investimentos Itau S.A.	4,718,080	23,913,470
		98,730,579

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2011 (unaudited)	Shares	Value
South Korea — 1.4%
Samsung Electronics Co. Ltd.	46,153	$22,001,641
		22,001,641
Total Preferred Stocks (Cost $113,719,767)		120,732,220

	Principal Amount	Value
Repurchase Agreements — 0.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $12,691,011, due 10/3/2011(4)	$12,691,000	12,691,000
Total Repurchase Agreements (Cost $12,691,000)		12,691,000
Total Investments — 100.1% (Cost $1,640,407,587)		1,563,591,953
Other Liabilities, Net — (0.1)%		(2,012,870)
Total Net Assets — 100.0%		$1,561,579,083

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	6/30/2018	$12,947,906

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$279,839,839	$1,150,328,894	*	$—	$1,430,168,733
Preferred Stocks	98,730,579	22,001,641	*	—	120,732,220
Repurchase Agreements	—	12,691,000		—	12,691,000

Total	$378,570,418	$1,185,021,535		$—	$1,563,591,953

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 96.0%
Australia — 2.0%
Brambles Ltd.	54,759	$337,576
Cochlear Ltd.	1,477	65,475
		403,051
Belgium — 1.3%
Groupe Bruxelles Lambert S.A.	3,678	258,320
		258,320
Brazil — 3.6%
BM&F BOVESPA S.A.	42,900	200,554
OdontoPrev S.A.	9,100	134,498
OGX Petroleo e Gas Participacoes S.A.(1)	31,300	191,437
Vale S.A., ADR	10,300	216,300
		742,789
Canada — 0.8%
Ritchie Bros. Auctioneers, Inc.	8,448	170,565
		170,565
Denmark — 0.4%
Jyske Bank A/S(1)	2,959	87,555
		87,555
Egypt — 0.5%
Egyptian Financial Group-Hermes Holding SAE(1)	36,698	103,320
		103,320
Germany — 0.8%
Deutsche Boerse AG(1)	3,174	160,527
		160,527
Greece — 1.6%
Coca-Cola Hellenic Bottling Co. S.A.(1)	18,375	323,852
		323,852
Hong Kong — 0.6%
Hong Kong Exchanges & Clearing Ltd.	7,700	111,890
		111,890
Indonesia — 0.6%
PT Bank Negara Indonesia (Persero) Tbk	291,000	121,583
		121,583
Ireland — 0.9%
CRH PLC	5,465	84,461
Ryanair Holdings PLC, ADR(1)	3,522	90,691
		175,152
Japan — 8.7%
INPEX Corp.	57	350,042
Japan Tobacco, Inc.	49	229,200
MS&AD Insurance Group Holdings, Inc.	7,300	158,831
NAMCO BANDAI Holdings, Inc.	19,400	262,752
Olympus Corp.	7,200	222,220
Rohm Co. Ltd.	3,700	193,010
Yamaha Motor Co. Ltd.(1)	27,700	365,701
		1,781,756
Mexico — 1.8%
America Movil S.A.B. de C.V., ADR, Series L	9,800	216,384
Wal-Mart de Mexico S.A.B. de C.V., Series V	70,000	160,508
		376,892
Norway — 0.6%
Norsk Hydro ASA	29,087	131,928
		131,928
Other Emerging Markets Countries — 0.5%
Dragon Oil PLC	14,973	110,438
		110,438
People’s Republic of China — 3.9%
Baidu, Inc., ADR(1)	1,100	117,601
China Mobile Ltd.	20,000	195,633
China National Building Material Co. Ltd., H shares	54,000	45,508
Mindray Medical International Ltd., ADR	6,483	153,063
Shanda Interactive Entertainment Ltd., ADR(1)	3,700	109,298
Shandong Weigao Group Medical Polymer Co. Ltd., H shares	92,000	102,150
SINA Corp.(1)	1,000	71,610
		794,863
Russia — 0.7%
Gazprom OAO, ADR	15,650	149,814
		149,814
Singapore — 0.9%
DBS Group Holdings Ltd.	21,000	188,308
		188,308
South Africa — 3.1%
Clicks Group Ltd.	28,435	131,783
Naspers Ltd., N shares	8,532	368,456
Standard Bank Group Ltd.	12,024	137,566
		637,805
South Korea — 1.1%
Samsung Electronics Co. Ltd., GDR (Reg S)	650	227,820
		227,820
Sweden — 4.6%
Atlas Copco AB, Class B	21,598	338,139
Investor AB, Class B	9,542	167,916
Svenska Handelsbanken AB, Class A	17,466	444,442
		950,497
Switzerland — 9.1%
ABB Ltd. (Reg S)(1)	9,658	165,208
Compagnie Financiere Richemont S.A., Class A	7,494	333,823
Julius Baer Group Ltd.(1)	5,302	177,183
Nestle S.A. (Reg S)	9,730	535,662
Roche Holding AG	1,310	211,581
Schindler Holding AG	4,297	455,498
		1,878,955
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,700	259,461
		259,461
Turkey — 1.2%
BIM Birlesik Magazalar A.S., GDR(2)	4,508	124,855
Turkiye Garanti Bankasi A.S., ADR	32,718	127,928
		252,783
United Kingdom — 11.3%
Aggreko PLC	4,843	121,870
British American Tobacco PLC	5,000	211,127
Bunzl PLC	18,000	214,495
Cairn Energy PLC(1)	34,000	147,459
HSBC Holdings PLC	25,000	191,482
Man Group PLC	43,000	111,231
Prudential PLC	50,000	429,402
Rolls-Royce Holdings PLC(1)	26,000	239,011
Vodafone Group PLC	104,000	268,037
Wolseley PLC	16,000	396,991
		2,331,105
United States — 34.1%
AGCO Corp.(1)	1,970	68,103
Altria Group, Inc.	5,562	149,117
Amazon.com, Inc.(1)	1,669	360,888
Bed, Bath & Beyond, Inc.(1)	2,730	156,456
Cisco Systems, Inc.	8,418	130,395
Deere & Co.	2,402	155,097
eBay, Inc.(1)	11,254	331,880
EOG Resources, Inc.	2,672	189,739

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

September 30, 2011 (unaudited)	Shares	Value
Fairfax Financial Holdings Ltd.	874	$336,210
FLIR Systems, Inc.	11,941	299,122
Google, Inc., Class A(1)	622	319,944
International Game Technology	14,962	217,398
Intuitive Surgical, Inc.(1)	358	130,412
Markel Corp.(1)	901	321,774
MasterCard, Inc., Class A	901	285,761
Medco Health Solutions, Inc.(1)	1,932	90,591
Mohawk Industries, Inc.(1)	1,996	85,648
Moody’s Corp.	7,268	221,311
National Oilwell Varco, Inc.	2,557	130,970
New York Community Bancorp, Inc.	21,650	257,635
Omnicom Group, Inc.	6,794	250,291
PepsiCo, Inc.	7,027	434,971
Philip Morris International, Inc.	4,089	255,072
Praxair, Inc.	1,977	184,810
Stericycle, Inc.(1)	1,396	112,685
The Progressive Corp.	6,255	111,089
The Walt Disney Co.	2,891	87,193
VistaPrint N.V.(1)	4,992	134,934
Wal-Mart Stores, Inc.	3,606	187,151
Walgreen Co.	11,332	372,710
Waters Corp.(1)	3,210	242,323
WellPoint, Inc.	6,045	394,618
		7,006,298
Total Common Stocks (Cost $24,164,962)		19,737,327

	Shares	Value
Preferred Stocks — 0.9%
Brazil — 0.9%
Petroleo Brasileiro S.A., ADR	8,600	178,192
		178,192
Total Preferred Stocks (Cost $259,948)		178,192

	Principal Amount	Value
Repurchase Agreements — 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $637,001, due 10/3/2011(3)	$637,000	637,000
Total Repurchase Agreements (Cost $637,000)		637,000
Total Investments — 100.0% (Cost $25,061,910)		20,552,519
Other Assets, Net — 0.0%		396
Total Net Assets — 100.0%		$20,552,915

(1)	Non-income producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $124,855, representing 0.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	6/30/2018	$651,938

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Growth Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$9,511,578	$10,225,749	*	$—	$19,737,327
Preferred Stocks	178,192	—		—	178,192
Repurchase Agreements	—	637,000		—	637,000

Total	$9,689,770	$10,862,749		$—	$20,552,519

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Greater China Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 97.0%
Hong Kong — 15.3%
AIA Group Ltd.	89,600	$254,880
ASM Pacific Technology Ltd.	13,500	131,862
BOC Hong Kong (Holdings) Ltd.	158,500	337,929
Great Eagle Holdings Ltd.	47,000	101,536
Hang Lung Group Ltd.	80,000	408,135
Henderson Land Development Co. Ltd.	31,000	139,374
Hong Kong Exchanges & Clearing Ltd.	8,200	119,155
Li & Fung Ltd.	64,000	107,274
Midland Holdings Ltd.	536,000	220,997
Sino Land Co. Ltd.	126,000	167,355
Sun Hung Kai & Co. Ltd.	204,968	104,157
Swire Pacific Ltd., Class A	29,000	299,822
Wing Hang Bank Ltd.	49,500	401,728
		2,794,204
People’s Republic of China — 49.2%
Alibaba.com Ltd.	253,000	233,160
Aluminum Corp. of China Ltd., H shares	364,000	153,259
Angang Steel Co. Ltd., H shares	330,000	173,176
Baidu, Inc., ADR(1)	6,300	673,533
Bank of China Ltd., H shares	1,151,000	355,914
Bosideng International Holdings Ltd.	604,000	124,801
China Construction Bank Corp., H shares	1,147,000	693,747
China Life Insurance Co. Ltd., H shares	84,000	199,751
China Merchants Bank Co. Ltd., H shares	193,000	291,950
China Railway Construction Corp. Ltd., H shares	351,500	147,096
China Resources Land Ltd.	68,000	73,045
China Shenhua Energy Co. Ltd., H shares	125,500	491,299
China Taiping Insurance Holdings Co. Ltd.(1)	201,000	387,402
China Vanke Co. Ltd., Class B	193,200	165,995
CNOOC Ltd.	507,000	812,694
CSR Corp. Ltd., H shares	730,000	257,695
ENN Energy Holdings Ltd.	102,000	331,899
Focus Media Holding Ltd., ADR(1)	13,900	233,381
Hengan International Group Co. Ltd.	26,000	206,659
Kingdee International Software Group Co. Ltd.	534,000	200,894
Kunlun Energy Co. Ltd.	264,000	363,970
Lianhua Supermarket Holdings Ltd., H shares	95,400	135,217
Minth Group Ltd.	148,000	133,819
PetroChina Co. Ltd., H shares	250,000	302,198
Phoenix Satellite Television Holdings Ltd.	882,000	161,705
Ping An Insurance (Group) Co. of China Ltd., H shares	91,500	509,289
Ports Design Ltd.	86,000	133,131
SouthGobi Resources Ltd.(1)	22,600	139,373
Tencent Holdings Ltd.	13,000	268,990
Tingyi (Cayman Islands) Holding Corp.	100,000	243,338
Want Want China Holdings Ltd.	256,000	228,901
ZTE Corp., H shares	46,200	131,138
		8,958,419
Taiwan — 32.5%
Advanced Semiconductor Engineering, Inc.	416,589	355,191
China Life Insurance Co. Ltd.	994,840	932,811
China Steel Corp.	487,200	473,591
Evergreen Marine Corp.	570,897	287,986
Far Eastern Department Stores Ltd.	291,500	379,142
Hon Hai Precision Industry Co. Ltd.	250,700	558,666
HTC Corp.	14,700	322,766
Huaku Development Co. Ltd.	89,604	189,183
Hung Poo Real Estate Development Corp.	171,588	134,715
MediaTek, Inc.	57,000	619,798
Phison Electronics Corp.	49,000	230,968
Polaris Securities Co. Ltd.(2)	381,000	250,541
Sinyi Realty Co. Ltd.	124,800	160,742
Taiwan Fertilizer Co. Ltd.	69,000	167,091
Taiwan Semiconductor Manufacturing Co. Ltd.	384,000	864,292
		5,927,483
Total Common Stocks (Cost $24,774,646)		17,680,106

	Principal Amount	Value
Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $503,000, due 10/3/2011(3)	$503,000	503,000
Total Repurchase Agreements (Cost $503,000)		503,000
Total Investments — 99.8% (Cost $25,277,646)		18,183,106
Other Assets, Net — 0.2%		41,349
Total Net Assets — 100.0%		$18,224,455

(1)	Non-income producing security.
(2)	Fair valued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	6/30/2018	$518,344

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Greater China Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,157,455	$16,522,651	*	$—	$17,680,106
Repurchase Agreements	—	503,000		—	503,000

Total	$1,157,455	$17,025,651		$—	$18,183,106

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 1.4%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$678,633	$611,873
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	102,512	99,291
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(1)	241,348	239,385
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	1,400,000	1,451,325
Total Asset Backed Securities (Cost $2,417,936)		2,401,874

	Principal Amount	Value
Collateralized Mortgage Obligations — 14.4%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	1,021,690	1,034,586
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	196,266	198,420
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	437,181	425,212
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	265,380	264,238
2006-19CB A15 6.00% due 8/25/2036	416,167	333,734
Countrywide Home Loans Mortgage Pass-Through Trust 2003-50 A1 5.00% due 11/25/2018	774,631	796,427
2003-J7 2A12 5.00% due 8/25/2033	831,993	858,285
2003-11 A31 5.50% due 5/25/2033	1,062,204	1,102,839
2002-19 1A1 6.25% due 11/25/2032	279,879	296,213
FHLMC 2663 VQ 5.00% due 6/15/2022	400,000	444,480
1534 Z 5.00% due 6/15/2023	247,032	246,988
3227 PR 5.50% due 9/15/2035(3)	2,300,000	2,579,384
FNMA
2002-77 QG 5.50% due 12/25/2032	1,080,000	1,231,369
2006-45 AC 5.50% due 6/25/2036	119,758	121,353
2002-52 PB 6.00% due 2/25/2032	247,794	251,032
GNMA 1997-19 PG 6.50% due 12/20/2027(3)	775,384	872,288
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	177,198	184,129
J.P. Morgan Mortgage Trust 2005-A3 11A2 4.471% due 6/25/2035(1)	1,016,000	981,055
2004-S2 1A3 4.75% due 11/25/2019	875,885	878,670
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018 2003-7 4A33	356,218	370,677
5.25% due 9/25/2033(3) 2003-10 3A7	1,511,130	1,597,284
5.50% due 11/25/2033	618,145	643,916
Prime Mortgage Trust 2004-2 A3 5.25% due 11/25/2019 2003-3 A9	266,660	276,960
5.50% due 1/25/2034	1,149,501	1,171,647
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	267,628	274,173
Residential Funding Mortgage Securities I, Inc. 2005-S1 2A1 4.75% due 2/25/2020	610,367	625,671
2005-S3 A1 4.75% due 3/25/2020	409,175	412,821
2003-S20 1A4 5.50% due 12/25/2033	88,053	88,064
2006-S3 A7 5.50% due 3/25/2036	544,779	448,185
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(1)	770,191	777,190
2005-1 4A1 5.00% due 2/25/2020	572,006	582,737
Wells Fargo Mortgage Backed Securities Trust 2005-2 2A1 4.75% due 4/25/2020(3)	718,466	737,135
2004-2 A1 5.00% due 1/25/2019	412,168	425,181
2006-1 A3 5.00% due 3/25/2021	919,091	912,522
2006-7 1A1 5.25% due 6/25/2021	265,866	267,942
2003-17 1A14 5.25% due 1/25/2034	807,047	845,457
2005-6 A1 5.25% due 8/25/2035	508,317	507,847
2004-6 A4 5.50% due 6/25/2034	334,816	352,923
2007-13 A7 6.00% due 9/25/2037	543,346	496,404
Total Collateralized Mortgage Obligations (Cost $24,557,280)		24,915,438

	Principal Amount	Value
Senior Secured Loans — 1.6%
Finance Companies — 0.1%
Springleaf Finance Corp. Term Loan 5.50% due 5/10/2017(1)	250,000	216,000
		216,000
Healthcare — 0.4%
Grifols, Inc. Term Loan B 6.00% due 6/1/2017(1)	498,750	488,685

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(1)	$246,253	$241,097
		729,782
Metals And Mining — 0.2%
Novelis, Inc. Term Loan 3.75% due 3/10/2017(1)	397,000	385,586
		385,586
Pharmaceuticals — 0.9%
RPI Finance Trust Term Loan Tranche 1 3.75% due 11/9/2016(1)	1,496,250	1,482,230
		1,482,230
Total Senior Secured Loans (Cost $2,888,515)		2,813,598

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 18.6%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(2)(3)	1,240,000	1,324,300
Banc of America Commercial Mortgage, Inc. 2005-6 A4 5.367% due 9/10/2047(1)(3)	1,500,000	1,649,678
2006-2 A4 5.921% due 5/10/2045(1)	927,000	1,015,885
Bear Stearns Commercial Mortgage Securities 2003-T10 A2 4.74% due 3/13/2040(3)	1,500,000	1,548,359
2005-PW10 A4 5.405% due 12/11/2040(1)	400,000	432,610
2005-PW10 AM 5.449% due 12/11/2040(1)(3)	610,000	581,682
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	887,582	926,972
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(3)	1,351,000	1,469,754
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM 5.398% due 7/15/2044(1)	950,000	976,425
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(2)(3)	1,500,000	1,685,999
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	211,795	211,623
2005-C1 AJ 5.075% due 2/15/2038(1)	630,000	601,157
2005-C5 AM 5.10% due 8/15/2038(1)	335,000	343,026
DBUBS Mortgage Trust 2011-LC3A A2 3.642% due 8/10/2044	2,100,000	2,165,605
GE Capital Commercial Mortgage Corp. 2003-C2 A4 5.145% due 7/10/2037	715,000	745,390
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)	572,000	546,165
Greenwich Capital Commercial Funding Corp. 2003-C2 A4 4.915% due 1/5/2036	1,100,000	1,157,503
2004-GG1 A7 5.317% due 6/10/2036(1)	1,052,000	1,113,126
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5 4.878% due 1/15/2042	1,600,000	1,715,963
2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	1,079,561
2005-LDP5 A4 5.372% due 12/15/2044(1)	720,000	788,923
LB UBS Commercial Mortgage Trust 2002-C7 A4 4.96% due 12/15/2031	1,500,000	1,545,935
Merrill Lynch Mortgage Trust 2005-CKI1 A6 5.392% due 11/12/2037(1)(3)	1,750,000	1,915,386
Morgan Stanley Capital I 2003-T11 A3 4.85% due 6/13/2041	45,542	45,700
2005-HQ7 AAB 6.656% due 11/14/2042(1)(3)	1,286,115	1,315,802
NCUA Guaranteed Notes 2010-C1 A2 2.90% due 10/29/2020	560,000	586,873
Salomon Brothers Mortgage Securities VII, Inc. 1999-C1 G 7.283% due 5/18/2032(1)(2)	839,000	868,201
SBA Tower Trust Sec. Nt. 4.254% due 4/15/2015(2)(3)	1,500,000	1,583,696
Wachovia Bank Commercial Mortgage Trust 2004-C10 A4 4.748% due 2/15/2041	516,338	543,354
2005-C18 A4 4.935% due 4/15/2042	705,000	760,158
2006-C23 AM 5.466% due 1/15/2045(1)	900,000	878,438
Total Commercial Mortgage-Backed Securities (Cost $31,270,469)		32,123,249

	Principal Amount	Value
Corporate Bonds — 27.2%
Aerospace & Defense — 0.1%
Northrop Grumman Space 7.75% due 6/1/2029	150,000	212,386
		212,386
Automotive — 1.0%
Banque PSA Finance Sr. Nt. 5.75% due 4/4/2021(2)	250,000	235,550
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	537,777
Ford Motor Credit Co. LLC Sr. Nt. 8.00% due 6/1/2014	650,000	689,132

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
RCI Banque SA Sr. Nt. 4.60% due 4/12/2016(2)	$350,000	$343,730
		1,806,189
Banking — 4.6%
Bank of America Corp. Sr. Nt. 7.375% due 5/15/2014	400,000	412,413
Citigroup, Inc. Sr. Nt. 6.125% due 11/21/2017 -5/15/2018	850,000	910,302
City National Corp. Sr. Nt. 5.125% due 2/15/2013	150,000	153,741
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	150,000	151,544
Deutsche Bank AG London Sr. Nt. 6.00% due 9/1/2017	200,000	220,316
Discover Bank Sub. Nt. 7.00% due 4/15/2020	150,000	158,992
Fifth Third Capital Trust IV 6.50% due 4/15/2037(1)	350,000	332,535
HSBC USA, Inc. Sub. Nt. 4.625% due 4/1/2014	200,000	204,800
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	452,741
JPMorgan Chase Bank N.A. Sub. Nt. 6.00% due 10/1/2017	650,000	683,348
Lloyds TSB Bank PLC 5.80% due 1/13/2020(2)	350,000	332,798
Merrill Lynch & Co., Inc. Sr. Nt. Ser. C 6.05% due 8/15/2012	250,000	252,295
Morgan Stanley Sr. Nt. 5.95% due 12/28/2017	550,000	533,327
Northern Trust Corp. Sr. Nt. 3.375% due 8/23/2021	400,000	404,932
PNC Bank N.A. Sub. Nt. 6.875% due 4/1/2018	200,000	231,611
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	500,000	487,500
Santander U.S. Debt S.A. Unipersonal 3.724% due 1/20/2015(2)	400,000	370,910
The Bear Stearns Cos. LLC Sub. Nt. 5.55% due 1/22/2017	200,000	209,325
The Goldman Sachs Group, Inc. Sr. Nt. 5.125% due 1/15/2015	400,000	412,951
Sub. Nt. 5.625% due 1/15/2017	80,000	77,605
UBS AG Stamford CT Sr. Nt. 4.875% due 8/4/2020	400,000	385,158
USB Realty Corp. Jr. Sub. Nt. 6.091% due 1/15/2012(1)(2)(4)	250,000	181,250
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	300,000	323,373
		7,883,767
Brokerage — 1.0%
BlackRock, Inc. Sr. Nt. 4.25% due 5/24/2021	300,000	312,568
Jefferies Group, Inc. Sr. Nt. 3.875% due 11/9/2015	300,000	293,620
Lehman Brothers Holdings Capital Trust VII 5.857% due 5/31/2012(4)(5)	200,000	20
Nomura Holdings, Inc. Sr. Nt. 5.00% due 3/4/2015	400,000	419,164
Raymond James Financial, Inc. Sr. Nt. 4.25% due 4/15/2016	300,000	303,099
The Charles Schwab Corp. Sr. Nt. 4.95% due 6/1/2014	300,000	327,843
		1,656,314
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	350,000	374,857
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	400,000	407,106
		781,963
Chemicals — 0.7%
Celanese US Holdings LLC Sr. Nt. 5.875% due 6/15/2021	200,000	197,000
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	111,052
Incitec Pivot Finance LLC 6.00% due 12/10/2019(2)	300,000	329,887
Lubrizol Corp. Sr. Nt. 8.875% due 2/1/2019	200,000	271,240
The Dow Chemical Co. Sr. Nt. 5.70% due 5/15/2018	250,000	278,177
		1,187,356
Construction Machinery — 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	300,000	337,078
		337,078
Consumer Products — 0.1%
Whirlpool Corp. Sr. Nt. 8.00% due 5/1/2012	200,000	207,689
		207,689
Diversified Manufacturing — 0.1%
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	245,293
		245,293
Electric — 1.4%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035	300,000	333,385

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Duquesne Light Holdings, Inc. Sr. Nt. 5.50% due 8/15/2015	$300,000	$308,921
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	223,952
Nevada Power Co. 6.65% due 4/1/2036	250,000	331,529
PPL Electric Utilities Corp. 6.25% due 5/15/2039	400,000	533,251
San Diego Gas & Electric Co. 3.00% due 8/15/2021	350,000	353,637
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	200,000	327,221
		2,411,896
Energy - Integrated — 0.7%
BP Capital Markets PLC 4.50% due 10/1/2020	250,000	270,782
Hess Corp. Sr. Nt. 5.60% due 2/15/2041	500,000	539,412
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	200,000	233,419
Tosco Corp. Sr. Nt. 8.125% due 2/15/2030	125,000	178,628
		1,222,241
Entertainment — 0.3%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	429,858
Viacom, Inc. Sr. Nt. 6.875% due 4/30/2036	100,000	119,164
		549,022
Food And Beverage — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 1/15/2015	250,000	270,926
Kraft Foods, Inc. Sr. Nt. 6.50% due 2/9/2040	125,000	152,802
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	335,614
Pernod-Ricard S.A. Sr. Nt. 5.75% due 4/7/2021(2)	500,000	548,027
		1,307,369
Gaming — 0.2%
Seminole Indian Tribe of Florida Sr. Sec. Nt. 5.798% due 10/1/2013(2)	300,000	300,264
		300,264
Government Related — 0.8%
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(2)	250,000	265,902
Pemex Project Funding Master Trust 5.75% due 3/1/2018	175,000	189,438
Petrobras International Finance Co. 5.875% due 3/1/2018	300,000	312,411
RAS Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 6.75% due 9/30/2019(2)	550,000	653,812
		1,421,563
Health Insurance — 0.2%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	125,000	156,173
WellPoint, Inc. Sr. Nt. 4.35% due 8/15/2020	150,000	158,722
		314,895
Healthcare — 0.4%
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	207,000
Fresenius Medical Care US Finance, Inc. 6.875% due 7/15/2017	300,000	309,000
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	200,000	259,668
		775,668
Independent Energy — 1.1%
Canadian Natural Resources Ltd. Sr. Nt. 6.25% due 3/15/2038	150,000	177,831
Chesapeake Energy Corp. 6.125% due 2/15/2021	350,000	352,625
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	662,700	709,089
Nexen, Inc. Sr. Nt. 6.20% due 7/30/2019	225,000	256,677
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	402,000
		1,898,222
Industrial - Other — 0.2%
Princeton University Sr. Nt. 5.70% due 3/1/2039	300,000	397,143
		397,143
Insurance - Life — 1.6%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	200,000	198,140
AXA SA Jr. Sub. Nt. 6.463% due 12/14/2018(1)(2)(4)	200,000	139,500
ING Groep N.V. Jr. Sub. Nt. 5.775% due 12/29/2049(1)(4)	400,000	293,000
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	110,799
New York Life Insurance Co. Sub. Nt. 6.75% due 11/15/2039(2)	300,000	370,864
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	351,540
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)	300,000	316,523
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)	300,000	367,631

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
The Hartford Financial Services Group, Inc. Sr. Nt. 5.50% due 3/30/2020	$300,000	$292,504
UnumProvident Finance Co. 6.85% due 11/15/2015(2)	300,000	336,350
		2,776,851
Insurance P&C — 1.4%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	228,335
Allied World Assurance Co. Hldgs. Ltd. 7.50% due 8/1/2016	335,000	380,461
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	400,000	449,712
Liberty Mutual Group, Inc. 5.00% due 6/1/2021(2)	350,000	332,518
The Northwestern Mutual Life Insurance Co. Nt. 6.063% due 3/30/2040(2)	400,000	471,026
The Travelers Cos., Inc. Sr. Nt. 5.75% due 12/15/2017	300,000	346,343
ZFS Finance USA Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	300,000	264,000
		2,472,395
Lodging — 0.2%
Host Hotels & Resorts LP 6.875% due 11/1/2014	400,000	395,000
		395,000
Media Cable — 1.0%
Comcast Corp.
6.45% due 3/15/2037	250,000	287,595
6.50% due 1/15/2017	400,000	469,807
Time Warner Cable, Inc. 5.85% due 5/1/2017	550,000	611,139
Virgin Media Secured Finance PLC Sr. Sec. Nt. 6.50% due 1/15/2018	300,000	318,750
		1,687,291
Media Noncable — 0.2%
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	300,000	301,500
		301,500
Metals And Mining — 1.4%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	503,506
Cliffs Natural Resources, Inc. Sr. Nt. 5.90% due 3/15/2020	300,000	318,234
FMG Resources August 2006 Pty. Ltd. 6.375% due 2/1/2016(2)	500,000	450,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017	300,000	321,750
Steel Dynamics, Inc. 6.75% due 4/1/2015	500,000	491,250
United States Steel Corp. Sr. Nt. 7.00% due 2/1/2018	225,000	202,500
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	108,400
		2,395,640
Non Captive Consumer — 0.3%
Household Finance Corp. Sr. Nt. 6.375% due 11/27/2012	300,000	310,935
SLM Corp. Sr. Nt. 6.25% due 1/25/2016	300,000	294,460
		605,395
Non Captive Diversified — 1.0%
Ally Financial, Inc. 4.50% due 2/11/2014	350,000	320,250
CIT Group, Inc. Sec. Nt. 5.25% due 4/1/2014(2)	200,000	193,500
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	450,000	491,935
6.75% due 3/15/2032	200,000	228,314
KKR Group Finance Co. 6.375% due 9/29/2020(2)	400,000	419,403
		1,653,402
Oil Field Services — 0.4%
Transocean, Inc. 6.00% due 3/15/2018	200,000	212,957
Weatherford International Ltd.
5.15% due 3/15/2013	200,000	209,630
6.50% due 8/1/2036	250,000	262,018
		684,605
Paper — 0.1%
Georgia-Pacific LLC 5.40% due 11/1/2020(2)	250,000	254,329
		254,329
Pharmaceuticals — 0.4%
Abbott Laboratories Sr. Nt. 5.125% due 4/1/2019	300,000	353,748
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	300,000	375,941
		729,689
Pipelines — 0.9%
Boardwalk Pipelines LLC 5.75% due 9/15/2019	400,000	446,423
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	400,700
Energy Transfer Partners LP Sr. Nt. 8.50% due 4/15/2014	250,000	283,659
Enterprise Products Operating LLC 8.375% due 8/1/2066(1)	100,000	103,625
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020	350,000	376,459
		1,610,866
Refining — 0.3%
Motiva Enterprises LLC Nt. 5.75% due 1/15/2020(2)	300,000	347,474
Valero Energy Corp. Sr. Nt. 9.375% due 3/15/2019	150,000	192,222
		539,696

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
REITs — 0.8%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	$300,000	$307,895
Equity One, Inc. 6.25% due 12/15/2014	300,000	317,099
ProLogis LP 6.875% due 3/15/2020	400,000	417,310
WEA Finance LLC 5.40% due 10/1/2012(2)	350,000	360,827
		1,403,131
Technology — 0.6%
Computer Sciences Corp. Sr. Nt. Ser. WI 6.50% due 3/15/2018	200,000	216,028
KLA-Tencor Corp. Sr. Nt. 6.90% due 5/1/2018	500,000	571,324
National Semiconductor Corp. Sr. Nt. 6.60% due 6/15/2017	250,000	298,248
		1,085,600
Wireless — 0.9%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019	500,000	532,000
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	400,000	424,130
Cellco Partnership Sr. Nt. 5.55% due 2/1/2014	150,000	164,106
Vodafone Group PLC
Sr. Nt. 5.45% due 6/10/2019	200,000	234,460
6.15% due 2/27/2037	100,000	123,941
		1,478,637
Wirelines — 1.3%
AT&T, Inc. 6.30% due 1/15/2038	300,000	343,658
Deutsche Telekom International Finance BV 8.75% due 6/15/2030	250,000	333,453
France Telecom S.A. Sr. Nt. 8.50% due 3/1/2031	115,000	159,264
Qwest Communications International, Inc. 7.125% due 4/1/2018	500,000	490,000
Telecom Italia Capital SA 5.25% due 11/15/2013 -10/1/2015	450,000	436,249
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	350,000	429,003
		2,191,627
Total Corporate Bonds (Cost $44,144,863)		47,181,972
	Principal Amount	Value
Hybrid ARMS — 0.3%
FNMA
2.44% due 8/1/2046(1)	172,258	181,185
5.765% due 12/1/2036(1)(3)	269,541	284,163
Total Hybrid ARMS (Cost $444,694)		465,348

	Principal Amount	Value
Mortgage Pass-Through Securities — 19.8%
FHLMC
4.00% due 12/1/2040	5,316,273	5,573,226
5.50% due 6/1/2038	943,129	1,022,028
7.00% due 9/1/2038	167,949	192,818
FNMA
4.00% due 10/1/2041(6)	12,300,000	12,891,937
4.50% due 10/1/2041(6)	2,800,000	2,970,187
5.00% due 12/1/2034 - 12/1/2039	6,246,838	6,727,549
5.50% due 4/1/2022(3)	154,124	167,159
5.50% due 1/1/2038	3,668,009	3,990,909
6.00% due 8/1/2021	226,967	248,330
6.50% due 1/1/2013 - 7/1/2014	49,746	50,547
7.00% due 6/1/2012 - 6/1/2032	146,562	167,048
7.50% due 12/1/2029 - 2/1/2031	131,836	153,762
8.00% due 6/1/2030 - 9/1/2030	60,886	71,436
GNMA 6.00% due 12/15/2033	105,695	118,464
Total Mortgage Pass-Through Securities (Cost $33,499,153)		34,345,400
	Principal Amount	Value
Municipal Bonds — 2.0%
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality Ser. A 5.00% due 10/1/2027	300,000	335,169
California St. G.O. 5.25% due 4/1/2014	200,000	217,384
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	300,000	364,605
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	339,099
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	654,240
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	387,981
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	300,000	381,789
Oregon Sch. Brd. Association 4.759% due 6/30/2028	200,000	201,754
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	500,364
Total Municipal Bonds (Cost $2,960,497)		3,382,385
	Principal Amount	Value
U.S. Government Securities — 10.0%
U.S. Treasury Bonds
3.75% due 8/15/2041	500,000	580,000
4.25% due 11/15/2040	470,000	594,330
4.375% due 5/15/2041	4,058,000	5,242,449
4.75% due 2/15/2041	1,394,000	1,904,770
U.S. Treasury Notes
1.00% due 8/31/2016	1,500,000	1,503,750
1.50% due 8/31/2018	570,000	572,761

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
2.125% due 8/15/2021	$6,835,000	$6,955,706
Total U.S. Government Securities (Cost $15,918,020)		17,353,766

	Principal Amount	Value
Short-Term Investments — 1.7%
Philip Morris International, Inc. 0.09% due 10/13/2011(3)	2,000,000	1,999,940
The Travelers Companies, Inc. 0.07% due 10/13/2011(3)	1,000,000	999,977
Total Short-Term Investments (Cost $2,999,917)		2,999,917
	Principal Amount	Value
Repurchase Agreements — 12.2% State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $21,183,018, due 10/3/2011(7)	21,183,000	21,183,000
Total Repurchase Agreements (Cost $21,183,000)		21,183,000
Total Investments — 109.2% (Cost $182,284,344)		189,165,947
Other Liabilities, Net — (9.2)%		(15,918,602)
Total Net Assets — 100.0%		$173,247,345

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2011.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $16,980,950, representing 9.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover to be announced securities, TBA.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman Brothers Holdings Capital Trust VII	5.857%	5/31/2012	$200,000	$200,312	$20

(6)	TBA - To be announced.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	4/30/2017	$21,610,426

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,401,874	$—	$2,401,874
Collateralized Mortgage Obligations	—	24,915,438	—	24,915,438
Senior Secured Loans	—	2,813,598	—	2,813,598
Commercial Mortgage-Backed Securities	—	32,123,249	—	32,123,249
Corporate Bonds	—	47,181,972	—	47,181,972
Hybrid ARMS	—	465,348	—	465,348
Mortgage Pass-Through Securities	—	34,345,400	—	34,345,400
Municipal Bonds	—	3,382,385	—	3,382,385
U.S. Government Securities	—	17,353,766	—	17,353,766
Short-Term Investments	—	2,999,917	—	2,999,917
Repurchase Agreements	—	21,183,000	—	21,183,000

Total	$—	$189,165,947	$—	$189,165,947

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Asset Backed Securities — 13.9%
Ally Auto Receivables Trust 2010-4 A3 0.91% due 11/17/2014	$4,000,000	$4,011,030
2010-3 A3 1.11% due 10/15/2014	5,500,000	5,529,504
Ally Master Owner Trust 2011-1 A2 2.15% due 1/15/2016	4,775,000	4,848,989
2010-3 A 2.88% due 4/15/2015(1)	3,200,000	3,280,117
AmeriCredit Automobile Receivables Trust 2010-3 A3 1.14% due 4/8/2015	4,100,000	4,111,093
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(2)	154,338	139,155
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(1)	1,550,000	1,585,497
2009-2A A4 3.03% due 10/15/2016(1)	2,260,000	2,310,656
BMW Vehicle Owner Trust 2011-A A3 0.76% due 8/25/2015	7,000,000	6,990,238
Capital One Multi-Asset Execution Trust 2005-A10 A 0.309% due 9/15/2015(2)	2,621,000	2,617,621
2005-A7 A7 4.70% due 6/15/2015	3,830,000	3,963,924
CenterPoint Energy Transition Bond Co. LLC 2001-1 A4 5.63% due 9/15/2015	290,809	309,389
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	257,744	249,647
Citibank Credit Card Issuance Trust 2003-A10 A10 4.75% due 12/10/2015	4,500,000	4,886,518
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	180,882	179,411
CNH Equipment Trust 2011-B A3 0.91% due 8/15/2016(3)	5,000,000	4,992,000
2009-C A4 3.00% due 8/17/2015(4)	7,554,000	7,721,570
Discover Card Master Trust 2009-A1 A1 1.529% due 12/15/2014(2)	5,914,000	5,965,386
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.929% due 2/15/2017(1)(2)	6,015,000	6,207,782
GE Capital Credit Card Master Note Trust 2010-3 A 2.21% due 6/15/2016	9,100,000	9,305,180
GE Equipment Midticket LLC 2009-1 A3 2.34% due 6/17/2013	875,341	879,216
Harley-Davidson Motorcycle Trust 2009-2 A4 3.32% due 2/15/2017	8,000,000	8,140,646
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(1)	8,515,000	8,827,167
Honda Auto Receivables Owner Trust 2010-3 A4 0.94% due 12/21/2016	6,310,000	6,325,798
Huntington Auto Trust 2011-1A A3 1.01% due 1/15/2016(1)	9,000,000	8,985,005
Hyundai Auto Receivables Trust 2009-A A4 3.15% due 3/15/2016	1,890,000	1,958,015
John Deere Owner Trust 2009-B A4 2.33% due 5/16/2016(4)	2,000,000	2,024,493
Mercedes-Benz Auto Receivables Trust 2009-1 A3 1.67% due 1/15/2014	1,326,914	1,334,760
Navistar Financial Corp. Owner Trust 2010-A A3 1.99% due 1/21/2014(1)	5,600,000	5,637,115
Nissan Auto Lease Trust 2009-B A3 2.07% due 1/15/2015	88,840	88,890
PG&E Energy Recovery Funding LLC 2005-1 A4 4.37% due 6/25/2014	2,489,462	2,529,727
2005-1 A5 4.47% due 12/25/2014	580,000	600,565
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,407	13,150
Toyota Auto Receivables Owner Trust 2010-C A4 1.09% due 12/15/2014	2,000,000	2,011,479
USAA Auto Owner Trust 2010-1 A4 2.14% due 9/15/2015	1,500,000	1,529,439
Volkswagen Auto Lease Trust 2010-A A4 1.18% due 10/20/2015	4,140,000	4,162,990
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	2,200,000	2,240,791
World Omni Automobile Lease Securitization Trust 2009-A A3 1.65% due 2/15/2013	640,210	640,860
Total Asset Backed Securities (Cost $136,680,575)		137,134,813

	Principal Amount	Value
Collateralized Mortgage Obligations — 8.6%
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	619,285	626,081
Chase Mortgage Finance Corp. 2003-S10 A1 4.75% due 11/25/2018	2,762,651	2,846,031
2003-S14 3A1 5.50% due 1/25/2034	1,005,998	1,023,734
Citicorp Mortgage Securities, Inc. 2005-1 1A9 5.25% due 2/25/2035	1,142,727	1,142,932
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	389,235	387,560

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Countrywide Home Loans Mortgage Pass-Through Trust 2003-50 A1 5.00% due 11/25/2018	$6,033,013	$6,202,764
2004-9 A1 5.00% due 6/25/2034	3,736,911	3,815,756
2003-11 A31 5.50% due 5/25/2033	4,678,796	4,857,788
CS First Boston Mortgage Securities Corp. 2003-23 2A8 4.50% due 10/25/2018	1,525,952	1,568,512
2003-8 2A1 5.00% due 4/25/2018	1,427,509	1,448,505
2004-5 5A1 5.00% due 8/25/2019	2,510,484	2,539,629
2003-27 5A2 5.25% due 1/25/2018	2,157,283	2,177,378
2003-27 5A1 5.25% due 11/25/2033	135,613	135,680
2003-11 1A31 5.50% due 6/25/2033	1,868,183	1,908,642
FHLMC 1534 Z 5.00% due 6/15/2023	103,254	103,236
20 H 5.50% due 10/25/2023	50,839	53,352
First Horizon Mortgage Pass-Through Trust 2004-4 2A3 4.50% due 7/25/2019	1,449,587	1,469,847
FNMA 2003-63 GU 4.00% due 7/25/2033	3,712	3,803
2005-39 CL 5.00% due 12/25/2021	149	149
2006-45 AC 5.50% due 6/25/2036	38,441	38,953
2002-52 PB 6.00% due 2/25/2032	78,468	79,493
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	141,732	141,820
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	3,427,692	3,538,907
J.P. Morgan Mortgage Trust 2005-A1 5A1 4.47% due 2/25/2035(2)	1,292,755	1,277,696
2004-S2 1A3 4.75% due 11/25/2019	1,585,594	1,590,636
2004-S1 1A7 5.00% due 9/25/2034	2,292,846	2,360,889
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	2,426,329	2,464,153
2003-5 2A1 5.00% due 6/25/2018	824,346	857,806
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	1,867,533	1,898,754
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	1,829,307	1,883,037
2004-2 A3 5.25% due 11/25/2019	935,883	972,032
2003-3 A9 5.50% due 1/25/2034	2,396,092	2,442,255
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	44,390	45,476
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	2,212,204	2,157,758
Residential Funding Mortgage Securities I, Inc. 2004-S9 2A1 4.75% due 12/25/2019	2,930,462	2,987,003
2005-S1 2A1 4.75% due 2/25/2020	1,952,862	2,001,826
2003-S20 1A4 5.50% due 12/25/2033	241,659	241,690
Structured Asset Securities Corp. 2004-21XS 2A6A 4.74% due 12/25/2034(2)	3,596,756	3,629,440
2005-1 4A1 5.00% due 2/25/2020	2,316,385	2,359,843
2003-30 3A1 5.00% due 10/25/2033	940,275	952,298
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 4.416% due 10/25/2033(2)	1,933,481	1,936,570
2003-8 A1 4.50% due 8/25/2018	988,829	1,017,010
2003-J 1A9 4.586% due 10/25/2033(2)	5,843,941	5,697,164
2003-N 2A1 4.742% due 12/25/2033(2)	4,330,967	4,247,973
2003-15 1A1 4.75% due 12/25/2018	479,457	494,858
2005-1 1A1 4.75% due 1/25/2020	1,371,185	1,409,645
2004-O A1 4.88% due 8/25/2034(2)	1,535,342	1,537,201
2004-2 A1 5.00% due 1/25/2019	1,642,901	1,694,771
2006-7 1A1 5.25% due 6/25/2021	841,286	847,853
Total Collateralized Mortgage Obligations (Cost $85,664,941)		85,116,189

	Principal Amount	Value
Senior Secured Loans — 3.0%
Energy — 0.3%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	2,468,750	2,505,781
		2,505,781
Finance Companies — 0.1%
Springleaf Finance Corp. Term Loan 5.50% due 5/10/2017(2)	800,000	691,200
		691,200
Healthcare — 0.4%
Grifols, Inc. Term Loan B 6.00% due 6/1/2017(2)	2,992,500	2,932,111
IMS Health, Inc. New Term Loan B 4.50% due 8/25/2017(2)	738,759	723,290
		3,655,401
Pharmaceuticals — 1.3%
Mylan Laboratories, Inc. Term Loan B 3.50% due 10/2/2014(2)	4,500,000	4,488,750

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
RP Select Finance Trust Term Loan A 2.619% due 8/12/2016(2)	$8,775,000	$8,687,250
		13,176,000
Real Estate Investment Trusts — 0.6%
Istar Financial, Inc. Term Loan A1 5.00% due 6/28/2013(2)	3,678,242	3,545,567
LNR Property Corp. Term Loan B 4.75% due 4/29/2016(2)	2,925,000	2,832,366
		6,377,933
Retailers — 0.3%
BJ’s Wholesale Club, Inc. Term Loan B 7.00% due 9/27/2018(2)	3,000,000	2,898,750
		2,898,750
Total Senior Secured Loans (Cost $29,705,533)		29,305,065

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 21.8%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(1)	6,055,000	6,466,643
Banc of America Commercial Mortgage, Inc. 2004-1 A4 4.76% due 11/10/2039	4,250,000	4,445,398
2005-6 A4 5.367% due 9/10/2047(2)	4,900,000	5,388,946
2006-2 A4 5.921% due 5/10/2045(2)	5,500,000	6,027,367
Bear Stearns Commercial Mortgage Securities 2004-PWR3 A4 4.715% due 2/11/2041	2,940,000	3,071,289
2003-T10 A2 4.74% due 3/13/2040	2,014,000	2,078,929
2003-PWR2 A4 5.186% due 5/11/2039(2)	3,695,000	3,882,285
2005-PW10 A4 5.405% due 12/11/2040(2)	7,410,000	8,014,100
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	1,146,278	1,197,149
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	7,390,000	8,039,588
2004-C1 A4 5.541% due 4/15/2040(2)	6,500,000	6,935,480
Commercial Mortgage Asset Trust 1999-C1 B 7.23% due 1/17/2032(2)	3,000,000	3,149,628
Commercial Mortgage Pass-Through Certificates 2003-LB1A A1 3.251% due 6/10/2038	411,491	413,615
2005-LP5 A4 4.982% due 5/10/2043(2)	3,100,000	3,336,524
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2015(1)	3,650,000	3,705,509
4.523% due 1/15/2015(1)	1,950,000	2,045,844
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038	2,000,000	2,052,204
2002-CP5 A1 4.106% due 12/15/2035	364,764	365,483
2004-C5 A2 4.183% due 11/15/2037	66,883	66,828
2004-C2 A2 5.416% due 5/15/2036(2)	7,978,000	8,543,792
1997-C2 F 7.46% due 1/17/2035(2)	2,425,000	2,580,975
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	4,016,000	4,210,431
GE Capital Commercial Mortgage Corp. 2004-C1 A3 4.596% due 11/10/2038	355,000	369,832
2004-C1 B 4.692% due 11/10/2038(2)	2,315,000	2,325,010
2005-C1 AJ 4.826% due 6/10/2048(2)	3,000,000	2,822,481
2003-C2 A4 5.145% due 7/10/2037	5,300,000	5,525,271
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2 5.638% due 5/10/2040(2)	2,690,000	2,862,730
Greenwich Capital Commercial Funding Corp. 2005-GG3 A3 4.569% due 8/10/2042	4,000,000	4,028,484
2004-GG1 A7 5.317% due 6/10/2036(2)	5,715,000	6,047,070
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A4 5.038% due 3/15/2046(2)	5,395,000	5,787,044
2003-CB6 A2 5.255% due 7/12/2037(2)	3,450,000	3,620,050
2005-LDP5 AM 5.414% due 12/15/2044(2)	7,860,000	7,959,610
LB Commercial Conduit Mortgage Trust 1998-C1 F 6.30% due 2/18/2030(1)	2,500,000	2,500,105
LB UBS Commercial Mortgage Trust 2003-C7 A4 4.931% due 9/15/2035(2)	5,775,000	6,057,374
2002-C7 A4 4.96% due 12/15/2031	1,500,000	1,545,935
2003-C8 A4 5.124% due 11/15/2032(2)	3,515,000	3,709,053
Merrill Lynch Mortgage Investors Trust 1998-C3 D 7.045% due 12/15/2030(2)	4,500,000	4,742,428
Merrill Lynch Mortgage Trust 2003-KEY1 A4 5.236% due 11/12/2035(2)	5,135,000	5,391,360
Morgan Stanley Capital I 2004-HQ3 A3 4.49% due 1/13/2041	335,048	337,348
2004-HQ3 A4 4.80% due 1/13/2041	7,227,000	7,599,104
2003-T11 A3 4.85% due 6/13/2041	281,626	282,601
2005-HQ5 A4 5.168% due 1/14/2042	3,500,000	3,768,555
2005-IQ10 A4A 5.23% due 9/15/2042(2)	8,630,000	9,396,810
2005-HQ7 AAB

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

6.656% due 11/14/2042(2)	1,074,335	1,099,134
September 30, 2011 (unaudited)	Principal Amount	Value
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	$1,388,000	$1,401,296
Nomura Asset Securities Corp. 1998-D6 B1 6.00% due 3/15/2030(1)	3,317,000	3,403,252
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A2 4.467% due 3/18/2036	868,531	872,889
2002-KEY2 A3 4.865% due 3/18/2036	1,725,000	1,750,069
1999-C1 G 7.283% due 5/18/2032(1)(2)	1,258,000	1,301,785
TIAA CMBS Trust 2001-C1A H 5.77% due 6/19/2033(1)	4,000,000	4,123,704
Wachovia Bank Commercial Mortgage Trust 2003-C8 A3 4.445% due 11/15/2035	4,180,996	4,188,676
2004-C10 A4 4.748% due 2/15/2041	1,738,615	1,829,582
2005-C18 A4 4.935% due 4/15/2042	4,500,000	4,852,071
2003-C8 B 5.03% due 11/15/2035(2)	1,727,000	1,771,975
2004-C11 A5 5.215% due 1/15/2041(2)	3,860,000	4,105,149
2005-C21 A4 5.381% due 10/15/2044(2)	7,400,000	8,046,286
2006-C23 AM 5.466% due 1/15/2045(2)	4,300,000	4,196,981
Total Commercial Mortgage-Backed Securities (Cost $217,490,281)		215,639,111

	Principal Amount	Value
Corporate Bonds — 33.4%
Aerospace/Defense — 0.3%
L-3 Communications Corp. Ser. B 6.375% due 10/15/2015	3,000,000	3,063,750
		3,063,750
Automotive — 1.4%
Banque PSA Finance Sr. Nt. 3.375% due 4/4/2014(1)	3,000,000	2,906,124
Daimler Finance North America LLC 1.875% due 9/15/2014(1)	3,000,000	2,960,682
Ford Motor Credit Co. LLC Sr. Nt. 7.00% due 10/1/2013	1,500,000	1,575,176
7.50% due 8/1/2012	3,000,000	3,059,634
RCI Banque S.A. Sr. Nt. 3.40% due 4/11/2014(1)	3,000,000	2,907,180
		13,408,796
Banking — 7.2%
Abbey National Treasury Services PLC 2.875% due 4/25/2014	3,500,000	3,298,113
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(1)	2,000,000	2,010,182
ANZ National Int’l Ltd. 2.375% due 12/21/2012(1)	3,000,000	3,017,514
Barclays Bank PLC Sr. Nt. 2.50% due 1/23/2013	3,500,000	3,476,302
Capital One Financial Corp. Sr. Nt. 2.125% due 7/15/2014	4,000,000	3,960,140
Citigroup, Inc. Sr. Nt. 5.50% due 4/11/2013	2,500,000	2,573,065
Credit Suisse/New York NY Sr. Nt. 3.45% due 7/2/2012	1,250,000	1,269,656
5.00% due 5/15/2013	2,650,000	2,738,849
Deutsche Bank AG Sr. Nt. 2.375% due 1/11/2013	1,500,000	1,489,632
Fifth Third Capital Trust IV 6.50% due 4/15/2037(2)	4,500,000	4,275,450
ING Bank N.V. Sr. Nt. 2.375% due 6/9/2014(1)	3,400,000	3,297,201
JPMorgan Chase & Co. Sr. Nt. 2.05% due 1/24/2014	4,000,000	4,040,136
Merrill Lynch & Co., Inc. Sr. Nt. Ser. C 6.05% due 8/15/2012	2,000,000	2,018,360
Morgan Stanley Sr. Nt. 2.875% due 1/24/2014	2,250,000	2,166,811
6.60% due 4/1/2012	1,250,000	1,277,151
PNC Preferred Funding Trust III Jr. Sub. Nt. 8.70% due 3/15/2013(1)(2)(5)	3,000,000	3,088,800
Rabobank Nederland N.V. Sr. Nt. 2.65% due 8/17/2012(1)	750,000	761,753
Regions Financial Corp. Sr. Nt. 4.875% due 4/26/2013	2,000,000	1,950,000
Royal Bank of Scotland PLC 3.25% due 1/11/2014	3,000,000	2,908,734
The Goldman Sachs Group, Inc. Sr. Nt. 3.625% due 8/1/2012	2,750,000	2,788,082
Toronto-Dominion Bank Sr. Nt. 1.375% due 7/14/2014	4,000,000	4,035,664
U.S. Bancorp Sr. Nt. 2.875% due 11/20/2014	3,500,000	3,628,075
UBS AG Stamford CT Sr. Nt. 2.25% due 8/12/2013	4,000,000	3,928,280
Union Bank N.A. Sr. Nt. 2.125% due 12/16/2013	4,500,000	4,540,639
Westpac Banking Corp. Sr. Nt. 2.10% due 8/2/2013	2,500,000	2,535,755
		71,074,344

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Building Materials — 0.2%
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	$1,850,000	$1,882,865
		1,882,865
Chemicals — 0.7%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	3,500,000	3,581,564
The Dow Chemical Co. Sr. Nt. 4.85% due 8/15/2012	3,000,000	3,088,809
		6,670,373
Construction Machinery — 0.2%
Case New Holland, Inc. 7.75% due 9/1/2013	2,000,000	2,085,000
		2,085,000
Consumer Products — 0.5%
Newell Rubbermaid, Inc. Sr. Nt. 5.50% due 4/15/2013	3,000,000	3,171,936
Whirlpool Corp. Sr. Nt. 8.00% due 5/1/2012	1,525,000	1,583,632
		4,755,568
Diversified Manufacturing — 0.2%
Danaher Corp. Sr. Nt. 1.30% due 6/23/2014	1,800,000	1,820,826
		1,820,826
Electric — 1.7%
AEP Texas North Co. Sr. Nt. Ser. B 5.50% due 3/1/2013	1,350,000	1,422,788
Edison Mission Energy Sr. Nt. 7.50% due 6/15/2013	2,000,000	1,860,000
EDP Finance BV Sr. Nt. 5.375% due 11/2/2012(1)	2,500,000	2,412,720
FirstEnergy Corp. Sr. Nt. Ser. B 6.45% due 11/15/2011	2,500,000	2,513,613
Great Plains Energy, Inc. Sr. Nt. 2.75% due 8/15/2013	800,000	813,780
MidAmerican Energy Holdings Co. Sr. Nt. 3.15% due 7/15/2012	1,250,000	1,271,209
Mirant Mid Atlantic Pass-Through Trust Ser. A 8.625% due 6/30/2012	461,046	470,267
National Rural Utilities Cooperative Finance Corp. 2.625% due 9/16/2012	1,050,000	1,069,007
New York State Electric & Gas Corp. Sr. Nt. 5.50% due 11/15/2012	1,732,000	1,799,144
Oncor Electric Delivery Co. Sr. Sec. Nt. 6.375% due 5/1/2012	750,000	772,261
The AES Corp. Sr. Nt. 7.75% due 3/1/2014	2,000,000	2,040,000
		16,444,789
Energy - Integrated — 0.3%
BP Capital Markets PLC 3.125% due 3/10/2012	3,000,000	3,027,756
		3,027,756
Food And Beverage — 2.3%
Anheuser-Busch InBev Worldwide, Inc. 2.50% due 3/26/2013	2,500,000	2,554,248
3.00% due 10/15/2012	1,000,000	1,020,771
Coca-Cola Enterprises, Inc. Sr. Nt. 1.125% due 11/12/2013	2,000,000	1,996,688
Dr. Pepper Snapple Group, Inc. 1.70% due 12/21/2011	1,500,000	1,502,753
General Mills, Inc. Sr. Nt. 1.55% due 5/16/2014	2,750,000	2,776,955
Kraft Foods, Inc. Sr. Nt. 2.625% due 5/8/2013	4,500,000	4,593,312
PepsiCo, Inc. Sr. Nt. 0.80% due 8/25/2014	4,500,000	4,477,234
Wm. Wrigley Jr. Co. Sec. Nt. 2.45% due 6/28/2012(1)	2,000,000	2,024,410
Sr. Sec. Nt. 3.05% due 6/28/2013(1)	2,000,000	2,042,042
		22,988,413
Gaming — 0.2%
Seminole Indian Tribe of Florida Sr. Sec. Nt. 5.798% due 10/1/2013(1)	1,854,000	1,855,632
		1,855,632
Government Related — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 4.50% due 9/30/2012(1)	1,250,000	1,281,250
		1,281,250
Health Insurance — 0.3%
UnitedHealth Group, Inc. Sr. Nt. 4.875% due 4/1/2013	3,000,000	3,157,713
		3,157,713
Healthcare — 0.9%
AmerisourceBergen Corp. 5.625% due 9/15/2012	1,750,000	1,820,278
CareFusion Corp. Sr. Nt. 4.125% due 8/1/2012	1,085,000	1,109,401
Express Scripts, Inc. 5.25% due 6/15/2012	1,200,000	1,232,185
Life Technologies Corp. Sr. Nt. 3.375% due 3/1/2013	4,550,000	4,664,223
		8,826,087
Independent Energy — 1.0%
Chesapeake Energy Corp. 7.625% due 7/15/2013	4,750,000	4,975,625
Woodside Finance Ltd. 5.00% due 11/15/2013(1)	4,500,000	4,777,227
		9,752,852
Insurance - Life — 2.8%
Aegon N.V. Sr. Nt. 4.75% due 6/1/2013	4,000,000	4,175,216

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
American International Group, Inc. Sr. Nt. 3.65% due 1/15/2014	$4,500,000	$4,387,648
Assurant, Inc. Sr. Nt. 5.625% due 2/15/2014	3,000,000	3,142,152
Genworth Financial, Inc. Sr. Nt. 5.65% due 6/15/2012	2,500,000	2,527,773
Lincoln National Corp. Sr. Nt. 5.65% due 8/27/2012	2,895,000	3,003,290
Metropolitan Life Global Funding I Sr. Sec. Nt. 2.875% due 9/17/2012(1)	2,000,000	2,031,700
New York Life Global Funding 2.25% due 12/14/2012(1)	1,200,000	1,215,222
Prudential Financial, Inc. Sr. Nt. 2.75% due 1/14/2013	2,000,000	2,017,646
Sr. Nt. Ser. D 5.10% due 12/14/2011	2,000,000	2,012,052
The Hartford Financial Services Group, Inc. Sr. Nt. 5.25% due 10/15/2011	3,000,000	3,003,558
		27,516,257
Insurance P&C — 1.0%
Aspen Insurance Holdings Ltd. Sr. Nt. 6.00% due 8/15/2014	2,525,000	2,667,238
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	1,700,000	1,812,304
Marsh & McLennan Cos., Inc. Sr. Nt. 4.85% due 2/15/2013	2,762,000	2,862,418
XL Capital Finance Europe PLC 6.50% due 1/15/2012	3,000,000	3,044,631
		10,386,591
Lodging — 0.2%
Royal Caribbean Cruises Ltd. Sr. Nt. 7.00% due 6/15/2013	2,000,000	2,035,000
		2,035,000
Media Cable — 0.5%
Cox Communications, Inc. 4.625% due 6/1/2013	2,200,000	2,313,298
Time Warner Cable, Inc. 5.40% due 7/2/2012	3,000,000	3,096,471
		5,409,769
Media Noncable — 0.6%
NBCUniversal Media LLC Sr. Nt. 2.10% due 4/1/2014	4,000,000	4,060,576
Scholastic Corp. Sr. Nt. 5.00% due 4/15/2013	1,500,000	1,507,500
		5,568,076
Metals And Mining — 2.1%
Alcoa, Inc. Sr. Nt. 6.00% due 1/15/2012	2,500,000	2,524,967
Anglo American Capital PLC 2.15% due 9/27/2013(1)	1,700,000	1,694,963
ArcelorMittal Sr. Nt. 5.375% due 6/1/2013	3,000,000	3,061,221
FMG Resources August 2006 Pty. Ltd. 7.00% due 11/1/2015(1)	3,500,000	3,255,000
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017	3,100,000	3,324,750
Rio Tinto Alcan, Inc. Sr. Nt. 4.875% due 9/15/2012	1,000,000	1,031,706
Steel Dynamics, Inc. 7.375% due 11/1/2012	1,950,000	1,993,875
United States Steel Corp. Sr. Nt. 5.65% due 6/1/2013	2,000,000	2,010,000
Xstrata Finance Canada Ltd. 5.50% due 11/16/2011(1)	1,500,000	1,507,431
		20,403,913
Non Captive Consumer — 0.9%
HSBC Finance Corp. Sr. Nt. 4.75% due 7/15/2013	4,000,000	4,135,320
SLM Corp. Sr. Nt. Ser. A 5.00% due 10/1/2013	2,500,000	2,447,195
5.40% due 10/25/2011	2,250,000	2,249,845
		8,832,360
Non Captive Diversified — 0.9%
Ally Financial, Inc. 4.50% due 2/11/2014	3,000,000	2,745,000
CIT Group, Inc. Sec. Nt. 5.25% due 4/1/2014(1)	1,500,000	1,451,250
GATX Corp. Sr. Nt. 4.75% due 10/1/2012	1,200,000	1,234,170
General Electric Capital Corp. Sr. Nt. 2.80% due 1/8/2013	3,500,000	3,560,249
		8,990,669
Oil Field Services — 0.6%
Transocean Ltd. 5.25% due 3/15/2013	2,000,000	2,083,206
Weatherford International Ltd. 5.15% due 3/15/2013	3,500,000	3,668,518
		5,751,724
Packaging — 0.4%
Bemis Co., Inc. Sr. Nt. 4.875% due 4/1/2012	790,000	802,038
Pactiv Corp. Sr. Nt. 5.875% due 7/15/2012	3,044,000	3,051,610
		3,853,648
Pharmaceuticals — 0.1%
Eli Lilly & Co. Sr. Nt. 3.55% due 3/6/2012	650,000	658,214
		658,214
Pipelines — 1.4%
Energy Transfer Partners LP Sr. Nt. 5.65% due 8/1/2012	2,750,000	2,834,480

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Enterprise Products Operating LLC 4.60% due 8/1/2012	$1,500,000	$1,539,153
Kinder Morgan Energy Partners LP Sr. Nt. 7.125% due 3/15/2012	550,000	564,109
Kinder Morgan, Inc. Sr. Nt. 6.50% due 9/1/2012	2,750,000	2,832,500
NGPL PipeCo LLC Sr. Nt. 6.514% due 12/15/2012(1)	2,500,000	2,602,057
Plains All American Pipeline LP 4.25% due 9/1/2012	3,000,000	3,084,000
		13,456,299
REITs — 1.0%
Camden Property Trust Sr. Nt. 5.875% due 11/30/2012	2,000,000	2,076,168
CommonWealth REIT Sr. Nt. 6.95% due 4/1/2012	2,550,000	2,594,163
Liberty Property LP Sr. Nt. 6.375% due 8/15/2012	3,000,000	3,101,418
Washington Real Estate Investment Trust Sr. Nt. 5.25% due 1/15/2014	2,000,000	2,120,386
		9,892,135
Retailers — 0.7%
Home Depot, Inc. Sr. Nt. 5.25% due 12/16/2013	3,500,000	3,806,096
Macy’s Retail Holdings, Inc. 5.35% due 3/15/2012	3,300,000	3,350,777
		7,156,873
Technology — 1.9%
Agilent Technologies, Inc. Sr. Nt. 2.50% due 7/15/2013	2,300,000	2,332,706
4.45% due 9/14/2012	1,500,000	1,542,458
Broadcom Corp. Sr. Nt. 1.50% due 11/1/2013	1,200,000	1,202,341
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	4,000,000	4,012,112
4.25% due 2/24/2012	500,000	506,692
Lexmark International, Inc. Sr. Nt. 5.90% due 6/1/2013	2,500,000	2,653,532
Maxim Integrated Products, Inc. Sr. Nt. 3.45% due 6/14/2013	2,000,000	2,063,040
National Semiconductor Corp. Sr. Nt. 6.15% due 6/15/2012	2,250,000	2,313,932
Pitney Bowes, Inc. Sr. Nt. 3.875% due 6/15/2013	2,600,000	2,693,831
		19,320,644
Transportation Services — 0.1%
ERAC USA Finance LLC 2.25% due 1/10/2014(1)	1,000,000	1,005,625
		1,005,625
Wireless — 0.1%
Cellco Partnership Sr. Nt. 5.25% due 2/1/2012	930,000	942,946
		942,946
Wirelines — 0.6%
Telecom Italia Capital SA 5.25% due 11/15/2013	3,000,000	2,932,425
Telefonica Emisiones SAU 2.582% due 4/26/2013	3,550,000	3,435,438
		6,367,863
Total Corporate Bonds (Cost $331,250,966)		329,644,620

	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA 2.44% due 8/1/2046(2)	60,323	63,449
Total Hybrid ARMS (Cost $60,864)		63,449

	Principal Amount	Value
Mortgage-Backed Securities — 0.0%
FHLMC 7.00% due 9/1/2038	80,616	92,553
Total Mortgage-Backed Securities (Cost $83,741)		92,553

	Principal Amount	Value
U.S. Agencies — 2.4%
Federal Home Loan Mortgage Corp. 1.00% due 8/27/2014	10,000,000	10,109,130
2.00% due 8/25/2016	13,000,000	13,458,744
Total U.S. Agencies (Cost $23,661,144)		23,567,874

	Principal Amount	Value
U.S. Government Securities — 12.0%
U.S. Treasury Notes 0.125% due 9/30/2013	5,000,000	4,987,100
0.25% due 9/15/2014	19,300,000	19,205,044
0.50% due 8/15/2014	62,530,000	62,691,327
0.625% due 7/15/2014	12,275,000	12,349,755
0.75% due 6/15/2014	14,660,000	14,802,026
1.00% due 8/31/2016	3,120,000	3,127,800
1.50% due 7/31/2016	1,300,000	1,334,944
Total U.S. Government Securities (Cost $118,451,229)		118,497,996
	Principal Amount	Value
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $61,725,051, due 10/3/2011(6)	61,725,000	61,725,000
Total Repurchase Agreements (Cost $61,725,000)		61,725,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2011 (unaudited)	Value
Total Investments — 101.3% (Cost $1,004,774,274)	$1,000,786,670
Other Liabilities, Net — (1.3)%	(12,845,640)
Total Net Assets — 100.0%	$987,941,030

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $111,683,295, representing 11.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2011.
(3)	Fair valued security.
(4)	Securities are segregated for anticipated collateral requirements.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	0.00%	12/30/2011	$62,961,200

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$137,134,813	$—	$137,134,813
Collateralized Mortgage Obligations	—	85,116,189	—	85,116,189
Senior Secured Loans	—	29,305,065	—	29,305,065
Commercial Mortgage-Backed Securities	—	215,639,111	—	215,639,111
Corporate Bonds	—	329,644,620	—	329,644,620
Hybrid ARMS	—	63,449	—	63,449
Mortgage-Backed Securities	—	92,553	—	92,553
U.S. Agencies	—	23,567,874	—	23,567,874
U.S. Government Securities	—	118,497,996	—	118,497,996
Repurchase Agreements	—	61,725,000	—	61,725,000

Total	$—	$1,000,786,670	$—	$1,000,786,670

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Corporate Bonds — 88.5%
Aerospace/Defense — 0.7%
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	$450,000	$461,250
Triumph Group, Inc. 8.625% due 7/15/2018	330,000	351,450
		812,700
Airlines — 0.8%
American Airlines, Inc. Sr. Sec. Nt. 7.50% due 3/15/2016(1)	1,100,000	924,000
		924,000
Automotive — 4.4%
American Axle & Manufacturing, Inc. 7.875% due 3/1/2017	400,000	376,000
Commercial Vehicle Group, Inc. Sr. Sec. Nt. 7.875% due 4/15/2019(1)	520,000	475,800
Ford Motor Credit Co. LLC
Sr. Nt.
7.00% due 4/15/2015	280,000	294,000
8.00% due 12/15/2016	700,000	763,847
8.125% due 1/15/2020	560,000	635,293
General Motors Financial Co., Inc. 6.75% due 6/1/2018(1)	830,000	813,400
Pittsburgh Glass Works LLC Sr.Sec.Nt. 8.50% due 4/15/2016(1)	600,000	552,000
UCI International, Inc. 8.625% due 2/15/2019	680,000	629,850
Visteon Corp. Sr. Nt. 6.75% due 4/15/2019(1)	570,000	513,000
		5,053,190
Banking — 0.7%
AmSouth Bank Sub. Nt., Ser. AI 5.20% due 4/1/2015	600,000	558,000
Royal Bank of Scotland Group PLC Jr. Sub. Nt. 7.648% due 8/29/2049(2)(3)	300,000	195,000
		753,000
Brokerage — 2.2%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016	700,000	698,250
7.875% due 12/1/2015	460,000	446,200
12.50% due 11/30/2017(4)	1,244,000	1,402,610
		2,547,060
Building Materials — 1.1%
American Standard Americas Sr. Sec. Nt. 10.75% due 1/15/2016(1)	600,000	456,000
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015	900,000	821,250
		1,277,250
Chemicals — 0.4%
Huntsman International LLC 8.625% due 3/15/2020	450,000	437,625
		437,625
Consumer Cyclical Services — 0.2%
The Geo Group, Inc. 6.625% due 2/15/2021	300,000	288,000
		288,000
Consumer Products — 1.3%
Armored Autogroup, Inc. Sr. Nt. 9.25% due 11/1/2018(1)	700,000	561,750
NBTY, Inc. 9.00% due 10/1/2018	900,000	921,375
		1,483,125
Electric — 6.5%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	300,000	286,500
7.875% due 7/31/2020(1)	600,000	579,000
Dolphin Subsidiary II, Inc. Sr. Nt. 7.25% due 10/15/2021(1)	1,150,000	1,115,500
Energy Future Intermediate Holding Co. LLC Sr. Sec. Nt. 10.00% due 12/1/2020	750,000	731,250
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	450,000	414,000
Mirant Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	750,000	645,000
Mirant Mid Atlantic Pass Through Trust
Ser. A
8.625% due 6/30/2012	46,147	47,070
Ser. B
9.125% due 6/30/2017	429,276	437,862
North American Energy Alliance LLC Sr. Sec. Nt. 10.875% due 6/1/2016(1)	760,000	788,500
NRG Energy, Inc.
8.25% due 9/1/2020	220,000	207,900
8.50% due 6/15/2019	900,000	868,500
Texas Competitive Electric Holdings Co. LLC Sr. Sec. Nt. 11.50% due 10/1/2020(1)	700,000	560,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021(1)	530,000	500,850
8.00% due 6/1/2020	360,000	360,000
		7,541,932
Entertainment — 1.2%
NAI Entertainment Holdings LLC Sr. Sec. Nt. 8.25% due 12/15/2017(1)	450,000	463,500
WMG Acquisition Corp. Sr. Sec. Nt. 9.50% due 6/15/2016	900,000	911,250
		1,374,750
Food And Beverage — 2.8%
ARAMARK Corp. 3.754% due 2/1/2015(3)	135,000	124,875
ARAMARK Holdings Corp. Sr. Nt. 8.625% due 5/1/2016(1)(4)	1,170,000	1,152,450
Darling International, Inc. 8.50% due 12/15/2018	600,000	646,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Michael Foods, Inc. 9.75% due 7/15/2018	$1,250,000	$1,290,625
		3,214,450
Gaming — 1.7%
Caesar’s Entertainment Operating Co., Inc. 5.625% due 6/1/2015	600,000	360,000
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020	450,000	419,625
Scientific Games International, Inc. 9.25% due 6/15/2019	620,000	624,650
Wynn Las Vegas LLC 7.75% due 8/15/2020	550,000	577,500
		1,981,775
Healthcare — 7.0%
Alliance HealthCare Services, Inc. Sr. Nt. 8.00% due 12/1/2016	1,200,000	936,000
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014	1,220,000	1,122,400
ConvaTec Healthcare E S.A. Sr. Nt. 10.50% due 12/15/2018(1)	900,000	792,000
DaVita, Inc. 6.625% due 11/1/2020	600,000	576,000
HCA Holdings, Inc. Sr. Nt. 7.75% due 5/15/2021(1)	260,000	243,750
HCA, Inc.
Sr. Nt.
6.375% due 1/15/2015	450,000	437,625
Sr. Sec. Nt.
7.875% due 2/15/2020	250,000	258,750
8.50% due 4/15/2019	340,000	360,400
9.875% due 2/15/2017	182,000	196,560
IMS Health, Inc. Sr. Nt. 12.50% due 3/1/2018(1)	450,000	495,000
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(1)	630,000	562,275
Teleflex, Inc. 6.875% due 6/1/2019	330,000	326,700
Universal Hospital Services, Inc. Sec. Nt. 8.50% due 6/1/2015(4)	500,000	486,875
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018	900,000	825,750
WP Rocket Merger Sub, Inc. Sr. Nt. 10.125% due 7/15/2019(1)	450,000	427,500
		8,047,585
Home Construction — 0.9%
Beazer Homes USA, Inc. 9.125% due 5/15/2019	375,000	238,125
Meritage Homes Corp. 7.15% due 4/15/2020	850,000	765,000
		1,003,125
Independent Energy — 8.7%
Alta Mesa Holdings 9.625% due 10/15/2018	870,000	791,700
Bill Barrett Corp. 7.625% due 10/1/2019	600,000	589,500
Carrizo Oil & Gas, Inc. 8.625% due 10/15/2018	600,000	588,000
Chesapeake Energy Corp.
6.625% due 8/15/2020	262,000	269,860
9.50% due 2/15/2015	500,000	563,750
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(1)	630,000	541,800
Concho Resources, Inc. Sr. Nt. 7.00% due 1/15/2021	350,000	348,250
Connacher Oil and Gas Ltd. Sec. Nt. 8.50% due 8/1/2019(1)	830,000	639,100
Continental Resources, Inc. 8.25% due 10/1/2019	270,000	288,900
Eagle Rock Energy Partners L.P. 8.375% due 6/1/2019(1)	410,000	393,600
Energy XXI Gulf Coast, Inc.
7.75% due 6/15/2019	300,000	271,500
9.25% due 12/15/2017	310,000	302,250
EV Energy Partners L.P. 8.00% due 4/15/2019(1)	280,000	270,200
Harvest Operations Corp. 6.875% due 10/1/2017(1)	300,000	300,000
Linn Energy LLC
6.50% due 5/15/2019(1)	630,000	579,600
7.75% due 2/1/2021	520,000	520,000
OGX Petroleo e Gas Participacoes S.A. 8.50% due 6/1/2018(1)	1,000,000	895,000
Plains Exploration & Production Co.
6.625% due 5/1/2021	550,000	539,687
7.625% due 4/1/2020	140,000	143,850
SandRidge Energy, Inc. 7.50% due 3/15/2021(1)	650,000	598,000
Venoco, Inc. 11.50% due 10/1/2017	560,000	571,200
		10,005,747
Insurance - Life — 1.7%
CNO Financial Group, Inc. Sr. Sec. Nt. 9.00% due 1/15/2018(1)	700,000	724,500
ING Groep N.V. Jr. Sub. Nt. 5.775% due 12/29/2049(2)(3)	1,000,000	732,500
Symetra Financial Corp. Jr. Sub. Nt. 8.30% due 10/15/2037(1)(3)	560,000	540,400
		1,997,400
Media Cable — 2.0%
AMC Networks, Inc. 7.75% due 7/15/2021(1)	520,000	533,000
CCO Holdings LLC 6.50% due 4/30/2021	650,000	614,250
7.875% due 4/30/2018	700,000	712,250
DISH DBS Corp. 7.875% due 9/1/2019	460,000	469,200
		2,328,700
Media Noncable — 6.2%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	1,200,000	1,203,000
EH Holding Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019(1)	560,000	539,000
7.625% due 6/15/2021(1)	520,000	500,500
Entravision Communications Corp. Sr. Sec. Nt. 8.75% due 8/1/2017	600,000	562,500

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Inmarsat Finance PLC 7.375% due 12/1/2017(1)	$150,000	$150,375
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019(1)	300,000	278,250
7.50% due 4/1/2021(1)	690,000	641,700
11.25% due 6/15/2016	590,000	601,800
Intelsat Luxembourg S.A. 11.50% due 2/4/2017(1)(4)	700,000	602,000
Lamar Media Corp. 6.625% due 8/15/2015	140,000	137,550
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016	300,000	299,250
Sinclair Television Group, Inc. 8.375% due 10/15/2018	500,000	492,500
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)	480,000	450,000
Valassis Communications, Inc. 6.625% due 2/1/2021	710,000	663,850
		7,122,275
Metals And Mining — 1.3%
American Rock Salt Co. LLC Sec. Nt. 8.25% due 5/1/2018(1)	870,000	761,250
Arch Coal, Inc. 7.00% due 6/15/2019(1)	500,000	475,000
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018	330,000	313,500
		1,549,750
Natural Gas - Distributors — 0.5%
Inergy L.P. 7.00% due 10/1/2018	600,000	564,000
		564,000
Non Captive Consumer — 0.2%
Springleaf Finance Corp. Sr. Nt. Ser. J 6.90% due 12/15/2017	300,000	216,000
		216,000
Non Captive Diversified — 2.7%
Ally Financial, Inc. 8.00% due 11/1/2031	500,000	438,750
CIT Group, Inc. Sec. Nt. 7.00% due 5/1/2017	1,500,000	1,455,000
International Lease Finance Corp.
Sr. Nt.
8.625% due 9/15/2015	250,000	248,125
8.75% due 3/15/2017	980,000	984,900
		3,126,775
Oil Field Services — 2.2%
Basic Energy Services, Inc. 7.75% due 2/15/2019(1)	660,000	627,000
Complete Production Services, Inc. 8.00% due 12/15/2016	370,000	370,000
Oil States International, Inc. 6.50% due 6/1/2019(1)	430,000	420,325
Precision Drilling Corp. 6.50% due 12/15/2021(1)	600,000	591,000
Stallion Oilfield Holdings Ltd. Sr. Sec. Nt. 10.50% due 2/15/2015	540,000	550,800
		2,559,125
Packaging — 3.5%
Berry Plastics Corp. Sec. Nt. 9.75% due 1/15/2021	390,000	331,500
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.125% due 4/15/2019(1)	600,000	558,000
9.00% due 5/15/2018(1)	560,000	473,200
Sr. Nt.
9.875% due 8/15/2019(1)	1,500,000	1,320,000
Sealed Air Corp.
Sr. Nt.
8.125% due 9/15/2019(1)	900,000	909,000
8.375% due 9/15/2021(1)	500,000	505,000
		4,096,700
Paper — 1.0%
Cascades, Inc. 7.75% due 12/15/2017	300,000	285,000
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(1)	870,000	843,900
		1,128,900
Pharmaceuticals — 0.9%
Endo Pharmaceuticals Holdings, Inc. 7.00% due 7/15/2019(1)	530,000	531,988
Giant Funding Corp. Sr. Sec. Nt. 8.25% due 2/1/2018(1)	500,000	500,000
		1,031,988
Pipelines — 3.6%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018	380,000	387,600
Copano Energy LLC 7.125% due 4/1/2021	600,000	586,500
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	600,000	615,000
Martin Midstream Partners L.P. 8.875% due 4/1/2018	900,000	891,000
Niska Gas Storage US LLC 8.875% due 3/15/2018	560,000	554,400
Regency Energy Partners L.P. 6.50% due 7/15/2021	650,000	653,250
Targa Resources Partners L.P. 6.875% due 2/1/2021(1)	500,000	480,000
		4,167,750
Railroads — 0.4%
RailAmerica, Inc. Sr. Sec. Nt. 9.25% due 7/1/2017	420,000	454,650
		454,650
Refining — 1.9%
Calumet Specialty Products Partners L.P. 9.375% due 5/1/2019(1)	870,000	809,100
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(1)	945,000	1,067,850
Northern Tier Energy LLC Sr. Sec. Nt. 10.50% due 12/1/2017(1)	300,000	312,000
		2,188,950

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2011 (unaudited)	Principal Amount	Value
REITs — 1.0%
Sabra Health Care L.P. 8.125% due 11/1/2018	$1,280,000	$1,190,400
		1,190,400
Retailers — 2.3%
Burlington Coat Factory Warehouse Corp. 10.00% due 2/15/2019(1)	1,100,000	935,000
Susser Holdings LLC 8.50% due 5/15/2016	550,000	572,688
The Neiman Marcus Group, Inc. 10.375% due 10/15/2015	525,000	530,250
YCC Holdings LLC Sr. Nt. 10.25% due 2/15/2016(4)	790,000	671,500
		2,709,438
Supermarkets — 1.4%
BI-LO LLC Sr. Sec. Nt. 9.25% due 2/15/2019(1)	960,000	931,200
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	710,000	710,000
		1,641,200
Technology — 6.1%
Amkor Technology, Inc. Sr. Nt. 6.625% due 6/1/2021(1)	350,000	313,250
7.375% due 5/1/2018	460,000	443,900
CDW Escrow Corp. 8.50% due 4/1/2019(1)	700,000	616,000
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	530,000	548,550
First Data Corp. Sr. Sec. Nt. 8.75% due 1/15/2022(1)(4)	1,013,000	800,270
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015	530,000	508,800
iGATE Corp. 9.00% due 5/1/2016(1)	650,000	604,500
Lawson Software, Inc. Sr. Nt. 11.50% due 7/15/2018(1)	670,000	596,300
Lender Processing Services, Inc. 8.125% due 7/1/2016	800,000	752,000
Sanmina-SCI Corp. 7.00% due 5/15/2019(1)	660,000	580,800
Sensata Technologies B.V. 6.50% due 5/15/2019(1)	300,000	285,000
Sitel LLC Sr. Nt. 11.50% due 4/1/2018	450,000	355,500
TransUnion LLC 11.375% due 6/15/2018	600,000	652,500
		7,057,370
Transportation Services — 2.7%
AE Escrow Corp. Sr. Nt. 9.75% due 3/15/2020(1)	450,000	432,000
Avis Budget Car Rental LLC
7.75% due 5/15/2016	300,000	289,500
8.25% due 1/15/2019	600,000	549,000
9.625% due 3/15/2018	450,000	445,500
CMA CGM S.A. Sr. Nt. 8.50% due 4/15/2017(1)	680,000	275,400
Hertz Corp. 7.50% due 10/15/2018	700,000	668,500
Navios Maritime Holdings, Inc. Sr. Sec. Nt. 8.875% due 11/1/2017	360,000	351,000
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	100,000	95,750
		3,106,650
Wireless — 5.3%
Cricket Communications, Inc.
7.75% due 10/15/2020	280,000	243,600
Sr. Nt.
7.75% due 10/15/2020(1)	320,000	275,200
Digicel Ltd. Sr. Nt. 8.25% due 9/1/2017(1)	900,000	846,000
MetroPCS Wireless, Inc. 7.875% due 9/1/2018	1,000,000	970,000
NII Capital Corp.
8.875% due 12/15/2019	910,000	948,675
10.00% due 8/15/2016	410,000	448,950
SBA Telecommunications, Inc. 8.00% due 8/15/2016	250,000	261,875
Sprint Capital Corp. 6.90% due 5/1/2019	885,000	761,100
Trilogy International Partners LLC Sr. Sec. Nt. 10.25% due 8/15/2016(1)	630,000	617,400
Wind Acquisition Finance S.A. Sr. Sec. Nt. 7.25% due 2/15/2018(1)	900,000	768,375
		6,141,175
Wirelines — 1.0%
Frontier Communications Corp.	540,000	529,200
Sr. Nt.
8.125% due 10/1/2018
8.25% due 4/15/2017	280,000	271,600
Windstream Corp.
7.875% due 11/1/2017	330,000	334,125
		1,134,925
Total Corporate Bonds (Cost $108,627,068)		102,259,435

	Principal Amount	Value
Senior Secured Loans — 4.8%
Automotive — 0.8%
Chrysler Group LLC Term Loan 6.00% due 5/24/2017(3)	997,500	867,117
		867,117
Electric — 0.5%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.726%-4.772% due 10/10/2017(3)	951,554	633,230
		633,230

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Gaming — 0.8%
Harrah’s Propco Senior Note 3.23% due 2/13/2013(3)	$1,400,000	$972,412
		972,412
Media Noncable — 1.2%
Clear Channel Communication, Inc. Term Loan B 3.889% due 1/28/2016(3)	1,964,025	1,370,516
		1,370,516
Oil Field Services — 0.7%
Frac Tech International LLC Term Loan B 6.25% due 5/6/2016(3)	829,572	811,280
		811,280
Paper — 0.8%
Exopack, LLC Term Loan 6.50% due 5/26/2017(3)	997,500	927,675
		927,675
Total Senior Secured Loans (Cost $6,608,157)		5,582,230

	Shares	Value
Common Stocks — 0.4%
Banking — 0.4%
Citigroup, Inc.	16,661	426,855
		426,855
Total Common Stocks (Cost $501,597)		426,855

	Principal Amount	Value
Repurchase Agreements — 5.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.010%, dated 9/30/2011, maturity value of $6,580,005, due 10/3/2011(5)	$6,580,000	6,580,000
Total Repurchase Agreements (Cost $6,580,000)		6,580,000
Total Investments — 99.4% (Cost $122,316,822)		114,848,520
Other Assets, Net — 0.6%		655,990
Total Net Assets — 100.0%		$115,504,510

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $42,704,108, representing 37.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Maturity is perpetual. Maturity date presented represents the next call date.
(3)	Variable rate security. The rate shown is the rate in effect at September 30, 2011.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.90%	9/12/2014	$6,714,856

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$102,259,435	$—	$102,259,435
Senior Secured Loans	—	5,582,230	—	5,582,230
Common Stocks	426,855	—	—	426,855
Repurchase Agreements	—	6,580,000	—	6,580,000

Total	$426,855	$114,421,665	$—	$114,848,520

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Municipal Bonds — 88.7%
Alabama — 0.1%
Alabama 21st Century Auth. Tobacco Settlement Rev. 5.75% due 12/1/2019	$160,000	$161,895
		161,895

Arizona — 1.8%
Arizona St. Transn. Brd. Hwy. Rev. Ser. B 5.00% due 7/1/2032	1,000,000	1,075,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Wtr. Quality-Ser. A 5.00% due 10/1/2027	1,500,000	1,675,845
Chandler, AZ G.O. 5.00% due 7/1/2021	1,500,000	1,742,295
Mesa AZ Utility Sys. Rev. FGIC Insured 5.00% due 7/1/2027	575,000	606,677
Phoenix , AZ G.O. Ser. B 5.375% due 7/1/2012(1)	420,000	435,910
5.375% due 7/1/2020	580,000	597,005
		6,132,732

California — 7.7%
California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Wtr. Sys. Ser. AG 5.00% due 12/1/2028	1,500,000	1,684,396
California St. Dept. Veterans Affairs Home Pur. Rev. AMT-Ser.B 5.25% due 12/1/2037	1,500,000	1,450,215
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	1,500,000	1,696,815
California St. Pub. Wrks. Brd. Lease Rev. Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,106,350
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,401,882
Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	1,875,000	2,068,575
Dept. Dev. Svcs. Porterville Ser. C
6.50% due 4/1/2029	1,500,000	1,687,920
California St. Var. Purp. G.O. 6.00% due 3/1/2033 - 11/1/2035 6.50% due 4/1/2033	5,000,000 2,000,000	5,551,290 2,340,560
California Statewide Cmntys. Dev. Auth. Rev. Var. Kaiser Hosp. Ser. C 5.25% due 8/1/2031	1,115,000	1,136,776
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Rev. Enhanced Asset Bkd. Ser. A, AMBAC insured 5.00% due 6/1/2021	1,500,000	1,500,405
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,566,060
Ser. G 5.25% due 5/1/2025	2,000,000	2,213,920
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,136,990
		26,542,154

Colorado — 1.8%
Colorado Health Facs. Auth. Rev. Ref-Adventist Health/Sunbelt Ser. D 5.25% due 11/15/2035(2)	1,825,000	1,855,131
Colorado Hsg. & Fin. Auth. Single Family Mtg. Ser. A, FHA Insured 5.50% due 11/1/2029	1,270,000	1,306,347
North Metro Fire Rescue Dist. CO G.O., AMBAC insured 5.00% due 12/1/2027	1,000,000	1,082,410
West Metro Fire Protn. Dist. CO G.O. Ser. A, MBIA insured 5.25% due 12/1/2026	1,895,000	2,087,665
		6,331,553

Connecticut — 2.0%
Connecticut St. Revolving Fd. Ser. A 5.00% due 6/1/2026	1,500,000	1,697,205
Connecticut St. G.O. Ser. C 5.75% due 11/1/2019	1,500,000	1,862,505
Connecticut St. Gen. Rev. Revolving Fd. Ser. A 5.00% due 1/1/2024	1,500,000	1,780,365
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	1,500,000	1,662,630
		7,002,705

Delaware — 0.4%
Wilmington Delaware G.O. Ser. A
5.00% due 12/1/2018(1)	1,195,000	1,471,367
5.00% due 12/1/2028	55,000	60,877
		1,532,244

District Of Columbia — 1.7%
District of Columbia Income Tax Sec. Rev. Ser. A 5.00% due 12/1/2036	2,000,000	2,189,960
Metropolitan Washington DC Arpt. Auth. Sys. Rev. Ser. A 5.00% due 10/1/2026	2,000,000	2,202,100
AMT-Ser.C
5.00% due 10/1/2028	1,500,000	1,557,360
		5,949,420

Florida — 3.9%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,669,635
Florida St. Brd. of Ed. Ser. A 5.00% due 1/1/2022	2,000,000	2,332,860
Dept. Trans. - Right of Way
5.375% due 7/1/2027	1,500,000	1,674,705
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,678,395
Orlando & Orange Cnty. FLA Expressway Auth. Rev. Ser. C 5.00% due 7/1/2026	2,480,000	2,712,897
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,662,810
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev. Sarasota Memorial Hosp. Proj. Ser. A 5.625% due 7/1/2039	1,500,000	1,541,985
		13,273,287

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Georgia — 3.2%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	$1,000,000	$1,070,160
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,407,085
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(1)	1,760,000	2,120,765
5.00% due 2/1/2032 - 2/1/2036	2,740,000	2,966,303
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture-Ser. B, FSA insured 5.00% due 7/1/2026	1,500,000	1,594,335
		11,158,648

Illinois — 2.2%
Illinois St. G.O. 5.00% due 1/1/2019	3,350,000	3,727,578
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,121,960
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B 5.50% due 1/1/2033	1,500,000	1,593,255
		7,442,793

Indiana — 0.6%
Indiana Fin. Auth. Hlth. Sys. Rev. Sisters of St. Francis Hlth. 5.00% due 11/1/2025	2,000,000	2,133,920
		2,133,920

Iowa — 0.7%
Iowa Fin. Auth. Rev. Revolving Fd. 5.00% due 8/1/2029	1,750,000	1,945,895
Iowa St. Spl. Oblig. iJobs Prog. Ser. A 5.00% due 6/1/2027	500,000	567,930
		2,513,825

Kansas — 1.4%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,753,020
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	1,300,000	1,391,923
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,625,295
		4,770,238

Louisiana — 1.6%
De Soto Parish LA Environmental Impt. Rev. Ref-AMT-Intl. Paper Co. Proj. Ser. A 5.00% due 11/1/2018	1,925,000	1,968,332
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,721,969
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,735,425
		5,425,726

Maine — 0.5%
Maine St. Tpk. Auth. Tpk. Rev. 6.00% due 7/1/2034	1,500,000	1,708,575
		1,708,575

Maryland — 1.5%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,727,400
Baltimore Cnty. MD Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,752,375
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	1,500,000	1,842,480
		5,322,255

Massachusetts — 4.7%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,635,600
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,650,180
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,134,740
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. B 5.00% due 10/1/2038	1,500,000	1,634,145
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,711,680
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T. 5.00% due 7/1/2038	1,500,000	1,637,175
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. O, M.I.T. 6.00% due 7/1/2036	1,500,000	1,755,675
Massachusetts St. Wtr. Poll. Abatement Tr. Ref. 5.00% due 8/1/2028	1,500,000	1,705,485
Massachusetts St. Wtr. Res. Auth. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,208,340
		16,073,020

Michigan — 1.2%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,292,060
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,954,098
		4,246,158

Minnesota — 3.5%
Minnesota St. G.O. 5.00% due 8/1/2022	1,500,000	1,717,710
Var. Purp. Ser. D
5.00% due 8/1/2022 - 8/1/2024	3,500,000	4,151,290
Var. Purp. Ser. A
5.00% due 8/1/2027	2,000,000	2,291,260
Minnesota St. Pub. Safety Radio
5.00% due 6/1/2024	2,000,000	2,257,120
Rochester, MN G.O. Waste Wtr. Ser. A 5.00% due 2/1/2026	1,500,000	1,633,305
		12,050,685

Mississippi — 0.5%
Warren Cnty. MS Gulf Opportunity Zone Intl. Paper Ser. A 6.50% due 9/1/2032	1,500,000	1,634,505
		1,634,505

Missouri — 2.0%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,679,955
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Ctl. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,786,965

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lien) 5.00% due 5/1/2025	$1,500,000	$1,666,530
(2nd Lien) 5.25% due 5/1/2018	1,500,000	1,800,495
		6,933,945

Montana — 0.6%
Forsyth MT Poll. Ctl. Rev. Ref-Portland Gen. Elec. Co. Ser. A 5.00% due 5/1/2033	2,000,000	2,102,900
		2,102,900

Nevada — 0.6%
Clark Cnty. NV G.O. Ref-Transn-Ser. A 5.00% due 12/1/2029	2,000,000	2,135,040
		2,135,040

New Jersey — 4.4%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,184,300
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,648,575
New Jersey Economic Dev. Auth. Rev. Sch. Facs. Constr. Ser. O 5.25% due 3/1/2022	1,500,000	1,623,615
New Jersey Garden St. Preservation Tr. Ser. A , FSA insured 5.50% due 11/1/2015	1,500,000	1,770,000
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E 5.00% due 7/1/2033	1,500,000	1,630,620
New Jersey St. Transn. Tr. Fd. Auth. Transn. Sys. Ser. D 5.00% due 6/15/2020	2,000,000	2,167,240
Transn. Sys. Ser. C,
FSA Insured
5.50% due 12/15/2016	1,500,000	1,749,690
New Jersey St. Var. Purp. G.O. 5.00% due 6/1/2021	2,000,000	2,302,720
		15,076,760

New York — 4.2%
Metropolitan Transn. Auth. NY Dedicated Tax Fd. Ser. B 5.00% due 11/15/2034	1,500,000	1,594,425
New York NY Ser. D1 5.125% due 12/1/2024	1,500,000	1,656,585
New York NY G.O. Ser. H-1 5.25% due 3/1/2021	1,500,000	1,757,340
Subser. B-1
5.25% due 9/1/2025	2,000,000	2,231,180
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,312,520
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C 5.00% due 7/1/2029	1,500,000	1,647,060
New York St. Thruway Auth. NY 5.25% due 3/15/2027	1,500,000	1,667,805
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Ser. A-1 5.00% due 4/1/2028	1,500,000	1,671,360
		14,538,275

North Carolina — 2.8%
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,954,452
Raleigh NC Combined Enterprise Sys. Rev. Ser. A 5.00% due 3/1/2026	1,600,000	1,735,216
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,655,880
Wake Cnty. NC G.O. 5.00% due 3/1/2017(1)	1,500,000	1,805,295
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,428,520
		9,579,363

Ohio — 2.3%
Buckeye OH Tobacco Settlement Fing. Auth. Asset Bkd. Ser. A-1 5.00% due 6/1/2015	2,000,000	2,030,540
Columbus OH Swr. Rev. Ser. A 5.00% due 6/1/2028	1,500,000	1,628,745
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	1,000,000	1,049,760
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. FirstEnergy Generation Corp. Ser. C 5.625% due 6/1/2018	1,500,000	1,684,875
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,606,035
		7,999,955

Oklahoma — 0.5%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,842,351
		1,842,351

Oregon — 2.1%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2032	1,500,000	1,752,585
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,685,024
Oregon St. Dept. Trans. Hwy. User Tax Rev. Sr. Lien-Ser. A
5.00% due 11/15/2033	1,500,000	1,626,195
Oregon St. Facs. Auth. Rev. Ref-Legacy Health Sys. Ser. A
5.00% due 3/15/2030	1,000,000	1,019,990
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,162,390
		7,246,184

Pennsylvania — 1.6%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,013,880
Pennsylvania St. Tpk. Commn. Oil Franchise Tax Rev. Rmk. Ser. C of 2003 Tpk. 5.00% due 12/1/2032	2,125,000	2,250,566

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	$1,000,000	$1,167,040
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,117,010
		5,548,496

Puerto Rico — 8.8%
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. B 6.50% due 7/1/2037	500,000	538,290
Puerto Rico Comwlth. Govt. Dev. Bk. Ser. B Sr. Nts. 5.00% due 12/1/2014	2,460,000	2,621,499
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Rev. Ser. I FGIC insured 5.00% due 7/1/2024	1,500,000	1,512,090
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Ser. K 5.00% due 7/1/2021	2,000,000	2,037,360
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. TT 5.00% due 7/1/2024	1,500,000	1,548,945
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. UU FSA insured 5.00% due 7/1/2022	1,500,000	1,605,510
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. WW 5.375% due 7/1/2024	2,000,000	2,118,480
5.50% due 7/1/2021	1,500,000	1,635,360
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. XX 5.75% due 7/1/2036	2,000,000	2,100,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. ZZ 5.25% due 7/1/2025	2,000,000	2,113,180
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd.
Ref-Govt. Facs. Ser. H
5.25% due 7/1/2013	500,000	531,605
Ref-Govt. Facs. Ser. F
5.25% due 7/1/2017	1,470,000	1,587,541
Govt. Facs. Ser. S
5.75% due 7/1/2022	2,000,000	2,124,740
Ref-Govt. Facs. Ser. P
6.00% due 7/1/2019	1,170,000	1,313,583
7.00% due 7/1/2021	1,500,000	1,631,775
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Ser. A
5.00% due 8/1/2024	2,000,000	2,145,580
5.25% due 8/1/2027	1,500,000	1,611,240
6.125% due 8/1/2029	1,500,000	1,565,850
		30,343,268

Rhode Island — 1.2%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,725,915
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.00% due 6/1/2023	1,205,000	1,214,989
6.125% due 6/1/2032	1,015,000	1,014,310
		3,955,214

South Carolina — 1.7%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,460,760
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A 5.50% due 1/1/2015	1,500,000	1,722,870
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,627,530
		5,811,160

Tennessee — 2.3%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,545,240
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Hlth. & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,371,463
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,708,620
Tennessee St. G.O. Ser. C 5.00% due 5/1/2025	1,425,000	1,611,974
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Ser. B 5.125% due 5/1/2033	1,500,000	1,627,290
		7,864,587

Texas — 8.4%
Allen, Tex. Indpt. Sch. Dist. G.O. Ref. 5.00% due 2/15/2036	1,580,000	1,726,813
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,235,560
Bexar Cnty. Tex. G.O. Certificates Oblig. 5.00% due 6/15/2030(3)	1,500,000	1,632,600
Harris Cnty. Tex. Flood Ctl. Dist. Ref-Contract Tax Ser. A 5.00% due 10/1/2034	2,000,000	2,181,300
Harris Cnty. Tex. G.O. Ref-Rd-Ser. A 5.25% due 10/1/2031	1,500,000	1,690,005
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,724,625
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,635,270
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	1,500,000	1,640,880
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 -1/1/2025	4,250,000	4,856,150
North Tex. Twy. Auth. Rev. Spl. Projs. Sys. Ser. A 5.00% due 9/1/2031	2,000,000	2,153,700
Sr. Projs. Sys. Ser. A
5.50% due 9/1/2036	1,500,000	1,666,905
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg.
5.25% due 8/1/2034	1,500,000	1,670,520
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien 6.875% due 12/31/2039	2,130,000	2,276,608
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,686,375
		28,777,311

Virginia — 1.4%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	546,220
Tobacco Settlement Fin. Corp. VA Asset Bkd. 5.50% due 6/1/2026(1)	1,500,000	1,658,505
Virginia St. Pub. Sch. Auth. Ser. B 5.00% due 8/1/2028	1,500,000	1,663,275

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2011 (unaudited)	Principal Amount	Value
5.25% due 8/1/2033	$1,000,000	$1,103,420
		4,971,420

Washington — 2.2%
Clark Cnty. WA Pub. Utility Dist. No. 001, Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,181,600
Energy Northwest WA Elec. Rev. Ref-Columbia Generating Ser. A 5.00% due 7/1/2023	1,500,000	1,761,360
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	2,019,986
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.50% due 6/1/2026	1,425,000	1,441,958
		7,404,904

Wisconsin — 0.6%
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care 6.50% due 4/15/2033	2,000,000	2,056,600
		2,056,600
Total Municipal Bonds
(Cost $287,615,323)		305,594,071
Total Investments — 88.7%
(Cost $287,615,323)		305,594,071
Other Assets, Net — 11.3%		38,796,280
Total Net Assets — 100.0%		$344,390,351

(1)	Pre-refunded.
(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2011.
(3)	When-issued security.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Municipal Bonds	$—	$305,594,071	$—	$305,594,071

Total	$—	$305,594,071	$—	$305,594,071

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Municipal Bonds — 95.6%
California — 14.7%
California Health Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2032	$1,500,000	$1,561,605
California St. Dept. Veterans Affairs Home Pur. Rev. AMT-Ser.B 5.25% due 12/1/2037	1,500,000	1,450,215
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	2,000,000	1,990,500
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,654,860
6.625% due 11/1/2034	2,000,000	2,224,820
California St. Var. Purp. G.O. 6.00% due 11/1/2039	1,500,000	1,669,065
Foothill Eastern Trans. Corridor Agy. CA. Toll Road Rev. Ref-Convertible Cap. Apprec. 5.875% due 1/15/2026	2,000,000	1,983,600
Port of Oakland CA Rev. Ref-AMT-Ser. O 5.125% due 5/1/2031	1,250,000	1,219,038
San Diego Calif. Redev. Agy. Tax Allocation Rev.
City Heights Redev. Ser. A	1,000,000	906,940
5.625% due 9/1/2040
Naval Training Ctr. Ser. A	1,000,000	987,440
5.75% due 9/1/2040
San Ysidro Redev. Ser. A	1,000,000	929,670
5.75% due 9/1/2040
San Francisco Calif. City & Cnty. Arpt. Commn. Intl. Arpt. Rev. AMT-Second Ser. F 5.00% due 5/1/2030	1,540,000	1,544,589
San Jose CA. Arpt. Rev. AMT-Ser. A-1 5.75% due 3/1/2034	2,000,000	2,093,020
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	1,890,077
		22,105,439
Colorado — 3.1%
Colorado E-470 Pub. Hwy. Auth. Rev. Ser. C 5.375% due 9/1/2026	1,000,000	976,420
Regl. Transn. Dist. CO Private Activity Rev.
Denver Trans. Partners
6.00% due 1/15/2026 -1/15/2041	3,670,000	3,772,661
		4,749,081
District Of Columbia — 2.5%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,206,080
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,526,130
		3,732,210
Florida — 4.6%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,669,635
Highlands Cnty. FLA Health Facs. Auth. Rev. Adventist Health/Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,715,440
Miami-Dade Cnty. FLA Health Facs. Auth. Hosp. Rev. Ref-Miami Childrens Hosp. 5.875% due 8/1/2042	975,000	996,431
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,495,000	2,502,285
		6,883,791
Georgia — 0.9%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	1,250,000	1,416,538
		1,416,538
Illinois — 6.3%
Chicago IL O’ Hare International Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,664,280
Cook Cnty. IL Rev. Navistar International-Recovery Zone Fac. 6.50% due 10/15/2040	2,000,000	2,075,940
Illinois Fin. Auth. Rev.
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	1,250,000	1,247,337
Ref-Roosevelt Univ. Proj.
6.25% due 4/1/2029	1,500,000	1,563,075
Illinois St. Fin. Auth. Rev. Temps-75-Admiral at Lake-D-1 7.00% due 5/15/2018	1,000,000	1,004,010
Illinois St. G.O. Ser. A 5.00% due 9/1/2031	2,000,000	2,019,680
		9,574,322
Indiana — 2.5%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	1,822,176
Indianapolis Local Public Impt. Bond Bank Indianapolis Arpt. Auth. Ser. F AMBAC insured 5.00% due 1/1/2036	2,000,000	1,964,000
		3,786,176
Kansas — 1.7%
Wyandotte Cnty/Kansas City KS Unified Govt. Poll. Ctl. Rev. Ref-General Motors Corp. Proj. 6.00% due 6/1/2025	2,500,000	2,502,150
		2,502,150
Kentucky — 1.7%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev. Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	2,500,000	2,617,275
		2,617,275
Louisiana — 2.0%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,614,195
St. John The Baptist Parish LA Rev. Marathon Oil Corp. Ser. A 5.125% due 6/1/2037	1,500,000	1,473,630
		3,087,825

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Maryland — 1.0%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury Oblig. Ser. B 6.00% due 1/1/2023	$1,500,000	$1,578,420
		1,578,420
Massachusetts — 3.7%
Massachusetts Dev. Fin. Agy. Sr. Living Fac. Rev. Ser. B-1 7.25% due 6/1/2016	1,100,000	1,100,187
Groves-Lincoln Ser. A
7.50% due 6/1/2029	1,000,000	1,024,950
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,500,000	3,432,140
		5,557,277
Michigan — 1.9%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership AMT-Ser.C 5.50% due 12/1/2028	1,200,000	1,224,744
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Sr. Ser. A 5.25% due 6/1/2022	2,000,000	1,690,540
		2,915,284
Nevada — 1.0%
Clark Cnty. NV Ind. Dev. Rev. Southwest Gas Corp. Proj. Ser. A AMBAC Insured 5.25% due 7/1/2034	1,500,000	1,466,760
		1,466,760
New Jersey — 6.4%
New Jersey Economic Dev. Auth. Rev. Cigarette Tax 5.75% due 6/15/2029 - 6/15/2034	4,060,000	3,901,478
MSU Student Hsg. Proj.-Provident Group- Montclair LLC
5.875% due 6/1/2042	2,000,000	2,024,840
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,527,585
New Jersey St. Trans. Trust Fund Auth. Rev. Transn. Sys-Ser. A 5.25% due 6/15/2030	2,000,000	2,155,780
		9,609,683
New Mexico — 2.3%
Farmington NM Poll. Ctrl. Rev. Ref. Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	1,948,600
Ref. Pub. Svc. N Mex Ser. F
6.25% due 6/1/2040	1,600,000	1,558,256
		3,506,856
New York — 3.1%
Albany NY Cap. Res. Corp. Rev.
St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,542,870
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,551,870
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK International Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,549,980
		4,644,720
Ohio — 3.2%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,474,305
Ohio St. Air Quality Dev. Auth. Rev. Ref-Poll. Ctl. FirstEnergy Generation Corp. Ser. C 5.625% due 6/1/2018	1,000,000	1,123,250
Ohio St. Environmental Facs. Rev. Ford Motor Co. Proj. 5.95% due 9/1/2029	760,000	728,483
6.15% due 6/1/2030	1,500,000	1,465,725
		4,791,763
Oklahoma — 1.0%
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,559,970
		1,559,970
Pennsylvania — 4.6%
Cumberland Cnty. PA Mun. Auth. Rev.
Asbury PA Oblig. Group
6.00% due 1/1/2030	1,250,000	1,200,388
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,539,015
Dauphin Cnty. PA Gen. Auth. Health Sys. Rev. Pinnacle Health Sys Proj. Ser. A 6.00% due 6/1/2036	1,500,000	1,555,695
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. Rev. Amtrak Proj. Ser. A 6.375% due 11/1/2041	1,500,000	1,514,625
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub-Ser. A 6.50% due 12/1/2036	1,000,000	1,147,040
		6,956,763
Puerto Rico — 7.7%
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. E
5.625% due 7/1/2033	2,000,000	2,030,920
Ref-Pub. Impt. Ser. B
5.875% due 7/1/2036	1,000,000	1,016,680
6.50% due 7/1/2037	1,500,000	1,614,870
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Ser. TT
5.00% due 7/1/2032	1,595,000	1,584,696
Ser. XX
5.75% due 7/1/2036	1,500,000	1,575,480
Puerto Rico Public Bldgs. Auth. Rev. Gtd Govt. Facs. Ser. S 6.00% due 7/1/2041	2,000,000	2,091,300
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. 1st Sub-Ser. C 6.00% due 8/1/2039	1,500,000	1,635,990
		11,549,936
Rhode Island — 1.5%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,725,915

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	$600,000	$599,592
		2,325,507
South Carolina — 3.3%
Charleston Cnty. SC. G.O. Cap. Impt. Plan 5.00% due 11/1/2022	1,340,000	1,631,303
Richland Cnty. SC Environmental Impt. Rev. International Paper 6.10% due 4/1/2023	1,780,000	1,808,640
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,480,215
		4,920,158
Tennessee — 2.2%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,545,240
Memphis-Shelby Cnty. TN Arpt. Auth. Arpt. Rev. Ser. B 5.00% due 7/1/2025	1,665,000	1,714,051
		3,259,291
Texas — 9.2%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,517,850
Dallas-Fort Worth Tex. International Arpt. Rev. Jt Ser. A FGIC Insured 6.125% due 11/1/2035	1,025,000	1,025,676
Harris Cnty. Tex. G.O. Ref-Rd-Ser. A 5.25% due 10/1/2031	1,500,000	1,690,005
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref Ser. F 5.75% due 1/1/2033	2,000,000	2,066,380
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	1,500,000	1,508,805
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien-LBJ Infrastructure
7.00% due 6/30/2040	2,000,000	2,159,600
Sr. Lien-NTE Mobility
7.50% due 12/31/2031	1,500,000	1,680,600
Sr. Lien-LBJ Infrastructure
7.50% due 6/30/2033	2,000,000	2,237,480
		13,886,396
Washington — 1.3%
Tobacco Settlement Auth. WA Tobacco Settlement Rev. Asset Bkd. 6.625% due 6/1/2032	1,905,000	1,923,307
		1,923,307
Wisconsin — 2.2%
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. AMT-Ser.B 5.75% due 11/1/2025	1,710,000	1,743,516
Wisconsin St. Health & Edl. Facs. Auth. Rev. Aurora Health Care 6.40% due 4/15/2033	1,500,000	1,540,260
		3,283,776
Total Municipal Bonds (Cost $140,476,297)		144,190,674
	Principal Amount	Value
Short-Term Investments — 0.9%
California St. Econ. Recovery G.O. Ser. C-3 0.13% due 7/1/2023(1)	1,400,000	1,400,000
Total Short-Term Investments (Cost $1,400,000)		1,400,000
Total Investments — 96.5% (Cost $141,876,297)		145,590,674
Other Assets, Net — 3.5%		5,319,751
Total Net Assets — 100.0%		$150,910,425

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2011.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Municipal Bond Fund

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$144,190,674	$—	$144,190,674
Short-Term Investments	—	1,400,000	—	1,400,000

Total	$—	$145,590,674	$—	$145,590,674

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Senior Secured Loans — 77.9%
Aerospace/Defense — 1.9%
Sequa Corp. Term Loan 3.48% due 12/3/2014(1)	$11,999,413	$11,273,448
The SI Organization, Inc. New Term Loan B 4.50% due 11/22/2016(1)	11,917,462	10,864,793
		22,138,241
Airlines — 1.3%
Delta Air Lines, Inc. New Term Loan B 5.50% due 4/20/2017(1)	16,458,750	15,491,798
		15,491,798
Automotive — 0.4%
Allison Transmission, Inc. Term Loan B 2.98% due 8/7/2014(1)	5,000,000	4,704,700
		4,704,700
Building Materials — 2.2%
CPG International, Inc. New Term Loan B 6.00% due 2/18/2017(1)	14,376,288	13,657,473
Nortek, Inc. Term Loan 5.25%-6.25% due 4/26/2017(1)	12,962,500	12,055,125
		25,712,598
Chemicals — 4.1%
Momentive Specialty Chemicals, Inc. Extended Term Loan C1 4.00% due 5/5/2015(1)	3,456,756	3,237,840
Extended Term Loan C2 4.125% due 5/5/2015(1)	1,461,458	1,368,903
Nexeo Solutions LLC Term Loan B 5.00% due 9/8/2017(1)	10,447,500	9,742,294
Nusil Technology LLC New Term Loan 5.25% due 4/7/2017(1)	7,450,981	7,140,499
Styron S.A.R.L LLC New Term Loan B 6.00% due 8/2/2017(1)	19,854,975	17,832,349
Univar, Inc. Term Loan B 5.00% due 6/30/2017(1)	10,376,288	9,709,611
		49,031,496
Construction Machinery — 1.0%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	12,935,000	12,137,299
		12,137,299
Consumer Cyclical Services — 3.0%
Affinion Group, Inc. Term Loan B 5.00% due 10/10/2016(1)	9,929,689	9,013,278
Ascend Learning Term Loan B 7.00%-7.75% due 12/6/2016(1)	5,950,005	5,686,004
InfoGroup, Inc. New Term Loan 5.99% due 5/22/2018(1)	15,913,575	15,555,519
KAR Auction Services, Inc. Term Loan B 5.00% due 5/19/2017(1)	5,486,250	5,294,231
		35,549,032
Consumer Products — 3.2%
AMSCAN Holdings, Inc. Term Loan B 6.75% due 12/4/2017(1)	11,381,166	11,118,033
Armored Autogroup, Inc. Term Loan B 6.00% due 11/4/2016(1)	9,950,000	9,191,313
Reynolds Group Holdings, Inc. Tranche B Term Loan 6.50% due 2/9/2018(1)	14,925,000	14,456,952
Tranche C Term Loan 6.50% due 8/9/2018(1)	3,500,000	3,391,115
		38,157,413
Electric — 3.1%
Calpine Corp. New Term Loan 4.50% due 4/2/2018(1)	12,930,013	12,145,290
Star West Generation LLC Term Loan B 6.00% due 5/14/2018(1)	14,384,615	13,545,561
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.726%-4.772% due 10/10/2017(1)	11,536,666	7,677,305
Non-Extended Term Loan 3.726%-3.772% due 10/10/2014(1)	5,000,000	3,515,650
		36,883,806
Energy - Independent — 1.0%
Equipower Resources Holdings LLC Term Loan B 5.75% due 1/26/2018(1)	6,745,591	6,526,359
GenOn Energy, Inc. Term Loan B 6.00% due 9/8/2017(1)	4,897,595	4,797,194
		11,323,553
Entertainment — 0.5%
Live Nation Entertainment, Inc. Term Loan B 4.50% due 11/7/2016(1)	6,427,249	6,215,664
		6,215,664
Finance Companies — 2.2%
Delos Aircraft, Inc. Term Loan B2 7.00% due 3/17/2016(1)	1,423,077	1,417,143
MoneyGram International, Inc. Term Loan B 4.50% due 11/17/2017(1)	3,717,949	3,590,906
Ocwen Financial Corp. Term Loan B 7.00% due 9/1/2016(1)	5,850,000	5,652,562
Springleaf Finance Corp. Term Loan 5.50% due 5/10/2017(1)	9,500,000	8,208,000
Trans Union LLC New Term Loan B 4.75% due 2/12/2018(1)	7,435,031	7,239,862
		26,108,473

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Food — 1.1%
Del Monte Foods Co. Term Loan 4.50% due 3/8/2018(1)	$13,965,000	$12,952,537
		12,952,537
Food And Beverage — 0.1%
NBTY, Inc. New Term Loan B 4.25% due 10/2/2017(1)	1,163,282	1,124,952
		1,124,952
Gaming — 1.4%
Boyd Gaming Corp. Term Loan 3.739% due 12/17/2015(1)	4,689,102	4,344,453
Caesars Entertainment Operating Co. Term Loan B1 3.253% due 1/28/2015(1)	4,000,000	3,327,840
Harrah’s Prop Co. Senior Note 3.23% due 2/13/2013(1)	12,000,000	8,334,960
		16,007,253
Healthcare — 13.4%
Alliance Healthcare Services, Inc. Term Loan B 7.25% due 6/1/2016(1)	12,159,696	10,935,093
CareStream Health, Inc. Term Loan B 5.00% due 2/25/2017(1)	19,899,033	16,643,353
Community Health Systems, Inc. Extended Term Loan B 3.819% due 1/25/2017(1)	9,949,749	9,029,397
Emergency Medical Services Corp. Term Loan 5.25% due 5/25/2018(1)	15,897,556	15,098,227
Grifols, Inc. Term Loan B 6.00% due 6/1/2017(1)	4,087,102	4,004,624
Healthspring, Inc. Term Loan B 6.00% due 10/21/2016(1)	4,924,829	4,629,339
Immucor, Inc. Term Loan B 7.25% due 8/17/2018(1)	9,000,000	8,853,750
Inc Research, Inc. Term Loan B 7.00% due 7/13/2018(1)	9,000,000	8,520,030
Kindred Healthcare, Inc. Term Loan 5.25% due 6/1/2018(1)	9,316,650	8,614,547
Multiplan, Inc. New Term Loan B 4.75% due 8/26/2017(1)	4,650,822	4,391,167
National Mentor Holdings, Inc. New Term Loan B 7.00% due 2/9/2017(1)	21,890,000	19,701,000
Rural/Metro Corp. Term Loan 5.75% due 6/29/2018(1)	9,967,500	9,603,686
Select Medical Corp. New Term Loan B 5.50% due 5/25/2018(1)	15,461,250	13,992,431
Skilled Healthcare Group, Inc. Term Loan B 5.25% due 4/8/2016(1)	8,899,050	8,368,845
United Surgical Partners International, Inc. Term Loan B 2.24% due 4/18/2014(1)	11,438,473	10,752,165
Delayed Draw Term Loan 2.24% due 4/21/2014(1)	1,926,563	1,810,969
Vanguard Health Holding Co. II LLC Term Loan B 5.00% due 1/29/2016(1)	4,922,793	4,780,032
		159,728,655
Insurance P&C — 1.3%
Asurion Corp. New 1st Lien Term Loan 5.50% due 5/24/2018(1)	16,832,500	15,841,907
		15,841,907
Media Cable — 0.4%
Crown Media Holdings, Inc. Term Loan B 5.75% due 7/14/2018(1)	5,000,000	4,850,000
		4,850,000
Media Noncable — 3.0%
Cumulus Media, Inc. Term Loan 5.75% due 9/17/2018(1)	15,000,000	14,104,650
Intelsat Jackson Holdings Ltd. Term Loan 3.246% due 2/2/2014(1)	9,000,000	8,377,470
Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25% due 4/2/2018(1)	4,967,500	4,731,544
Primedia, Inc. New Term Loan B 7.50% due 1/12/2018(1)	9,975,000	8,977,500
		36,191,164
Metals And Mining — 2.0%
American Rock Salt Holdings LLC Term Loan 5.50% due 4/25/2017(1)	11,965,000	11,389,244
Fairmount Minerals Ltd. New Term Loan B 5.25% due 3/15/2017(1)	11,020,000	10,827,150
Novelis, Inc. Term Loan 3.75% due 3/10/2017(1)	1,920,151	1,864,946
		24,081,340
Oil Field Services — 0.3%
Frac Tech International LLC Term Loan B 6.25% due 5/6/2016(1)	3,555,350	3,476,955
		3,476,955
Paper — 1.2%
Exopack, LLC Term Loan 6.50% due 5/26/2017(1)	14,962,500	13,915,125
		13,915,125
Pharmaceuticals — 1.0%
Convatec, Inc. Term Loan 5.75% due 12/22/2016(1)	11,922,437	11,356,122
		11,356,122

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Pipelines — 0.9%
Gibson Energy Term Loan B 5.75% due 6/14/2018(1)	$10,473,750	$10,238,091
		10,238,091
Real Estate Investment Trusts — 2.5%
Capital Automotive L.P. New Term Loan B 5.00% due 3/10/2017(1)	2,713,980	2,583,383
Istar Financial, Inc. Term Loan A1 5.00% due 6/28/2013(1)	5,713,773	5,507,677
Term Loan A2 7.00% due 6/30/2014(1)	14,000,000	13,174,000
LNR Property Corp. Term Loan B 4.75% due 4/29/2016(1)	9,262,500	8,969,157
		30,234,217
Refining — 0.8%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	1,830,357	1,835,848
Term Loan C 9.00% due 6/23/2017(1)	7,924,799	8,043,671
		9,879,519
Restaurants — 2.1%
Burger King Corp. New Term Loan B 4.50% due 10/19/2016(1)	11,398,788	10,981,364
Dunkin’ Brands, Inc. New Term Loan B2 4.00% due 11/23/2017(1)	8,658,328	8,366,976
Focus Brands, Inc. Term Loan B 5.25% due 11/4/2016(1)	5,204,153	5,139,101
		24,487,441
Retailers — 9.4%
Bass Pro Group LLC Term Loan 5.25% due 6/13/2017(1)	12,967,500	12,451,523
BJ’s Wholesale Club, Inc. Term Loan B 7.00% due 9/27/2018(1)	11,500,000	11,111,875
General Nutrition Centers, Inc. New Term Loan B 4.25% due 3/2/2018(1)	8,250,000	8,008,358
Gymboree Corp. New Term Loan 5.00% due 2/23/2018(1)	16,872,500	15,007,076
J Crew Operating Corp. New Term Loan B 4.75% due 3/7/2018(1)	13,965,000	12,379,973
Michael Foods Group, Inc. Term Loan 4.25% due 2/23/2018(1)	6,950,037	6,706,786
Michaels Stores, Inc. Term Loan B1 2.50%-2.625% due 10/31/2013(1)	4,628,823	4,417,424
Term Loan B2 4.75%-4.875% due 7/31/2016(1)	1,851,519	1,764,738
Petco Animal Supplies, Inc. New Term Loan 4.50% due 11/24/2017(1)	14,355,000	13,554,709
Pilot Travel Centers LLC New Term Loan B 4.25% due 3/30/2018(1)	8,287,500	8,159,707
The Neiman Marcus Group, Inc. New Term Loan 4.75% due 5/16/2018(1)	20,000,000	18,455,600
		112,017,769
Technology — 10.8%
Attachmate Corp. New Term Loan B 6.50% due 4/27/2017(1)	7,000,000	6,720,000
New 2nd Lien Term Loan 9.50% due 5/19/2017(1)	2,000,000	1,945,000
Blackboard, Inc. Term Loan B 7.50% due 9/21/2018(1)	9,000,000	8,347,500
CDWC LLC Extended Term Loan 4.25% due 7/14/2017(1)	16,118,834	14,305,465
CommScope, Inc. New Term Loan B 5.50% due 1/14/2018(1)	1,977,531	1,936,755
Data Device Corp. Term Loan B 7.25% due 12/6/2016(1)	9,385,577	8,986,690
Datatel, Inc. Extended 1st Lien Term Loan 5.00% due 2/20/2017(1)	11,910,000	11,701,575
Extended 2nd Lien Term Loan 8.75% due 2/19/2018(1)	1,000,000	985,830
DG FastChannel, Inc. Term Loan B 5.75% due 7/26/2018(1)	10,000,000	9,850,000
Electrical Components International Holdings Synthetic Revolver 6.75% due 2/4/2016(1)	676,471	635,882
Term Loan B 6.75% due 2/3/2017(1)	10,742,353	10,097,812
First Data Corp. Term Loan B2 2.985% due 9/24/2014(1)	11,263,117	9,763,771
Interactive Data Corp. New Term Loan B 4.50% due 2/12/2018(1)	14,925,000	14,265,763
Lawson Software, Inc. 1st Lien Term Loan 6.75% due 7/5/2017(1)	15,000,000	14,175,000
Property Data (U.S.) I, Inc. Term Loan 7.00% due 12/21/2016(1)	11,910,000	9,944,850
SRA International, Inc. Term Loan B 6.50% due 7/20/2018(1)	5,000,000	4,608,350
		128,270,243
Textile — 1.3%
Springs Windows Fashions LLC New Term Loan B 6.00% due 5/26/2017(1)	11,000,000	10,670,000
2nd Lien Term Loan 11.25% due 5/27/2018(1)	5,000,000	4,750,000
		15,420,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Wirelines — 1.0%
Level 3 Financing, Inc. Term Loan B2 7.25% due 9/3/2018(1)	$12,000,000	$11,360,040
		11,360,040
Total Senior Secured Loans (Cost $981,624,568)		924,887,403
	Principal Amount	Value
Corporate Bonds — 14.2%
Airlines — 0.7%
American Airlines, Inc. Sr. Sec. Nt. 7.50% due 3/15/2016(2)	10,000,000	8,400,000
		8,400,000
Building Materials — 1.4%
American Standard Americas Sr. Sec. Nt. 10.75% due 1/15/2016(2)	12,500,000	9,500,000
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015	8,000,000	7,300,000
		16,800,000
Chemicals — 0.7%
Hexion US Finance Corp. Sec. Nt. 4.786% due 11/15/2014(1)	10,000,000	8,300,000
		8,300,000
Construction Machinery — 0.4%
Production Resource Group, Inc. 8.875% due 5/1/2019(2)	5,000,000	4,512,500
		4,512,500
Consumer Cyclical Services — 0.2%
West Corp. 7.875% due 1/15/2019	3,000,000	2,820,000
		2,820,000
Consumer Products — 0.8%
Armored Autogroup, Inc. Sr. Nt. 9.25% due 11/1/2018(2)	7,500,000	6,018,750
NBTY, Inc. 9.00% due 10/1/2018	3,000,000	3,071,250
		9,090,000
Electric — 0.7%
Energy Future Intermediate Holding Co. LLC Sr. Sec. Nt. 10.00% due 12/1/2020	5,000,000	4,875,000
Texas Competitive Electric Holdings Co. LLC Sr. Sec. Nt. 11.50% due 10/1/2020(2)	5,000,000	4,000,000
		8,875,000
Energy - Independent — 1.6%
Alta Mesa Holdings 9.625% due 10/15/2018	10,000,000	9,100,000
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(2)	6,000,000	5,160,000
Venoco, Inc. Sr. Nt. 8.875% due 2/15/2019	5,000,000	4,300,000
		18,560,000
Entertainment — 0.4%
WMG Acquisition Corp. Sr. Sec. Nt. 9.50% due 6/15/2016	5,000,000	5,062,500
		5,062,500
Financial Other — 0.8%
iPayment, Inc. 10.25% due 5/15/2018(2)	10,000,000	9,150,000
		9,150,000
Food And Beverage — 1.3%
Aramark Corp. 3.754% due 2/1/2015(1)	17,405,000	16,099,625
		16,099,625
Healthcare — 2.6%
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014	10,100,000	9,292,000
CHS/Community Health Systems, Inc. 8.875% due 7/15/2015	5,000,000	4,912,500
ConvaTec Healthcare E S.A. Sr. Nt. 10.50% due 12/15/2018(2)	11,600,000	10,208,000
INC Research LLC 11.50% due 7/15/2019(2)	3,750,000	3,346,875
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018	3,000,000	2,752,500
		30,511,875
Metals And Mining — 0.2%
American Rock Salt Co. LLC Sec. Nt. 8.25% due 5/1/2018(2)	2,500,000	2,187,500
		2,187,500
Packaging — 0.8%
Reynolds Group Issuer, Inc.
9.00% due 5/15/2018 -4/15/2019(2)	11,250,000	9,523,750
		9,523,750
Supermarket — 0.2%
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	3,000,000	3,000,000
		3,000,000
Technology — 0.8%
Lawson Software, Inc. Sr. Nt. 11.50% due 7/15/2018(2)	3,500,000	3,115,000
Lender Processing Services, Inc. 8.125% due 7/1/2016	7,000,000	6,580,000
		9,695,000
Transportation Services — 0.6%
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	6,680,000
		6,680,000
Total Corporate Bonds (Cost $194,154,765)		169,267,750

	Principal Amount	Value
Repurchase Agreements — 8.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $100,430,084, due 10/3/2011(3)	100,430,000	100,430,000
Total Repurchase Agreements (Cost $100,430,000)		100,430,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Floating Rate Fund

September 30, 2011 (unaudited)	Value
Total Investments — 100.6% (Cost $1,276,209,333)	$1,194,585,153
Other Liabilities, Net — (0.6)%	(6,756,246)
Total Net Assets — 100.0%	$1,187,828,907

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2011.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $75,122,375, representing 6.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.125%	4/30/2017	$102,440,488

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$924,887,403	$—	$924,887,403
Corporate Bonds	—	169,267,750	—	169,267,750
Repurchase Agreements	—	100,430,000	—	100,430,000

Total	$—	$1,194,585,153	$—	$1,194,585,153

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations — 11.3%
Chase Mortgage Finance Corp.
2003-S10 A1
4.75% due 11/25/2018	$216,454	$222,987
2003-S14 3A1
5.50% due 1/25/2034	140,232	142,705
2005-S1 1A10
5.50% due 5/25/2035	216,715	212,439
Citigroup Mortgage Loan Trust, Inc. 2007-10 1A1A 5.681% due 4/25/2037(1)	119,119	121,214
Countrywide Home Loans Mortgage Pass-Through Trust 2003-50 A1 5.00% due 11/25/2018	345,865	355,597
2003-11 A31 5.50% due 5/25/2033	260,955	270,938
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018	235,857	239,326
2003-27 5A2
5.25% due 1/25/2018	396,401	400,093
First Horizon Mortgage Pass-Through Trust 2005-6 1A1 5.50% due 11/25/2035	569,664	562,024
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	32,189	32,209
GSR Mortgage Loan Trust
2005-6F 1A1
5.00% due 7/25/2035	226,314	225,286
2004-15F 5A1
5.50% due 1/25/2020	355,069	366,590
J.P. Morgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	309,964	310,950
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	224,137	233,235
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	155,455	158,054
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	310,499	319,619
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	291,483	297,107
2005-S1 2A1 4.75% due 2/25/2020	221,241	226,788
2005-S1 1A6
5.50% due 2/25/2035	491,005	478,877
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(1)	366,396	369,725
2003-29 1A1
4.75% due 9/25/2018	597,019	611,756
2003-30 3A1
5.00% due 10/25/2033	85,107	86,195
2005-6 5A6
5.00% due 5/25/2035	182,555	182,197
2004-20 7A1
5.25% due 11/25/2034	380,443	394,279
2005-6 2A19
5.50% due 5/25/2035	108,317	107,635
Wells Fargo Mortgage Backed Securities Trust
2003-8 A1
4.50% due 8/25/2018	262,090	269,559
2005-2 2A1
4.75% due 4/25/2020	538,638	552,634
2006-1 A3
5.00% due 3/25/2021	540,885	537,019
2006-7 1A1
5.25% due 6/25/2021	156,441	157,662
2003-17 1A14
5.25% due 1/25/2034	369,327	386,904
2005-6 A4
5.50% due 8/25/2035	313,383	322,389
Total Collateralized Mortgage Obligations (Cost $9,105,600)		9,153,992

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 9.1%
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(2)	605,000	658,180
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038(2)	500,000	513,051
2005-C1 AJ
5.075% due 2/15/2038(1)	675,000	644,097
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035(2)	500,000	524,207
GE Capital Commercial Mortgage Corp. 2004-C1 B 4.692% due 11/10/2038(1)	300,000	301,297
Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 5.317% due 6/10/2036(1)	350,000	370,337
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 AM 5.414% due 12/15/2044(1)	726,000	735,201
2006-CB14 A4 5.481% due 12/12/2044(1)	400,000	431,634
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	350,000	368,021
2005-IQ10 A4A
5.23% due 9/15/2042(1)	700,000	762,198
Morgan Stanley Dean Witter Capital I 2002-IQ2 B 5.93% due 12/15/2035	500,000	504,789
SBA Tower Trust Sec. Nt. 4.254% due 4/15/2015(2)(3)	500,000	527,899
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	460,195	484,272
2006-C29 A4
5.308% due 11/15/2048	500,000	532,508
Total Commercial Mortgage-Backed Securities (Cost $7,373,620)		7,357,691

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2011 (unaudited)	Foreign Currency(7)	Principal Amount	Value
Corporate Bonds — 47.9%
Aerospace/Defense — 0.7%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018		$250,000	$267,500
Triumph Group, Inc. 8.625% due 7/15/2018		250,000	266,250
			533,750
Airlines — 0.3%
American Airlines, Inc. Sr. Sec. Nt. 7.50% due 3/15/2016(2)(3)		250,000	210,000
			210,000
Automotive — 0.9%
General Motors Financial Co., Inc. 6.75% due 6/1/2018(3)		250,000	245,000
UCI International, Inc. 8.625% due 2/15/2019		250,000	231,563
Visteon Corp. Sr. Nt. 6.75% due 4/15/2019(3)		250,000	225,000
			701,563
Banking — 6.2%
Australia & New Zealand Banking Group Ltd. 6.75% due 11/10/2014	AUD	500,000	504,800
Citigroup, Inc.
Sr. Nt.
4.75% due 5/31/2017	DKK	2,000,000	368,394
5.50% due 10/15/2014(2)		$500,000	519,475
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015		500,000	506,071
JPMorgan Chase & Co. Sr. Nt. 6.00% due 1/15/2018(2)		500,000	556,816
Morgan Stanley Sr. Nt. 4.20% due 11/20/2014(2)		500,000	488,986
Rabobank Nederland
Sr. Nt.
4.00% due 1/27/2015(2)	NOK	3,000,000	529,570
6.50% due 1/15/2015(2)	AUD	500,000	505,787
The Goldman Sachs Group, Inc. Sr. Nt. 5.95% due 1/18/2018		$500,000	514,768
Westpac Banking Corp. Sr. Nt. 7.25% due 11/18/2016(2)	AUD	500,000	510,924
			5,005,591
Brokerage — 0.9%
BlackRock, Inc. Sr. Nt. 3.50% due 12/10/2014(2)		$400,000	425,033
E*Trade Financial Corp. Sr. Nt. 12.50% due 11/30/2017(4)		300,000	338,250
			763,283
Building Materials — 0.3%
Norcraft Cos. L.P. Sec. Nt. 10.50% due 12/15/2015		250,000	228,125
			228,125
Chemicals — 0.6%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019		250,000	277,630
Huntsman International LLC 8.625% due 3/15/2020		250,000	243,125
			520,755
Electric — 1.0%
Calpine Corp. Sr. Sec. Nt. 7.50% due 2/15/2021(3)		250,000	238,750
Dolphin Subsidiary II, Inc. Sr. Nt. 7.25% due 10/15/2021(3)		300,000	291,000
Mirant Mid Atlantic Pass Through Trust Ser. A 8.625% due 6/30/2012		59,821	61,017
The AES Corp. Sr. Nt. 7.375% due 7/1/2021(2)(3)(5)(6)		200,000	189,000
			779,767
Energy - Integrated — 0.4%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)		250,000	291,541
			291,541
Finance Companies — 1.1%
General Electric Capital Corp.
Sr. Nt.
4.526% due 2/1/2021	SEK	3,000,000	444,708
Sr. Nt. Ser. A
6.50% due 9/28/2015	NZD	600,000	483,265
			927,973
Food And Beverage — 0.9%
ARAMARK Corp. 3.754% due 2/1/2015(1)		$250,000	231,250
Michael Foods, Inc. 9.75% due 7/15/2018(2)		500,000	516,250
			747,500
Gaming — 0.2%
Pinnacle Entertainment, Inc. 8.75% due 5/15/2020		200,000	186,500
			186,500
Government Related — 6.5%
Bank Nederlandse Gemeenten NV Sr. Nt. 3.00% due 1/28/2014	NOK	4,000,000	687,008
European Bank for Reconstruction & Development Sr. Nt. 4.00% due 5/11/2017	NOK	3,000,000	532,719
European Investment Bank
Sr. Nt.
4.00% due 7/12/2016(2)	SEK	2,000,000	310,700
4.25% due 5/19/2017(2)	NOK	3,000,000	535,993
Kreditanstalt fuer Wiederaufbau 6.00% due 3/28/2017(2)	AUD	500,000	509,649
Mexican Bonos Ser. M 7.25% due 12/15/2016	MXN	17,500,000	1,365,048

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2011 (unaudited)	Foreign Currency(7)	Principal Amount	Value
Petrobras International Finance Co. 5.875% due 3/1/2018(2)		$500,000	$520,685
Poland Government Bond
5.25% due 4/25/2013 - 10/25/2017	PLN	2,800,000	844,692
			5,306,494
Healthcare — 1.0%
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014		250,000	230,000
Bio-Rad Laboratories, Inc. Sr. Sub. Nt. 8.00% due 9/15/2016		150,000	162,000
HCA Holdings, Inc. Sr. Nt. 7.75% due 5/15/2021(3)		250,000	234,375
Vanguard Health Holding Co. II LLC 8.00% due 2/1/2018		250,000	229,375
			855,750
Independent Energy — 2.1%
Alta Mesa Holdings 9.625% due 10/15/2018		250,000	227,500
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019		250,000	290,006
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(3)		250,000	215,000
Eagle Rock Energy Partners L.P. 8.375% due 6/1/2019(3)		150,000	144,000
Energy XXI Gulf Coast, Inc. 7.75% due 6/15/2019		250,000	226,250
EV Energy Partners L.P. 8.00% due 4/15/2019(3)		130,000	125,450
Linn Energy LLC
6.50% due 5/15/2019(3)		100,000	92,000
7.75% due 2/1/2021		150,000	150,000
Plains Exploration & Production Co.
6.625% due 5/1/2021		200,000	196,250
7.625% due 4/1/2020		50,000	51,375
			1,717,831
Insurance - Life — 1.5%
ING Groep N.V. Jr. Sub. Nt. 5.775% due 12/8/2015(1)(5)		250,000	183,125
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(2)		500,000	520,336
Prudential Financial, Inc. Sr. Nt. Ser. D 5.70% due 12/14/2036(2)		500,000	485,007
			1,188,468
Insurance P&C — 1.1%
ACE INA Holdings, Inc. 5.70% due 2/15/2017(2)		300,000	335,757
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(2)		500,000	553,696
			889,453
Lodging — 0.3%
Host Hotels & Resorts L.P. Sr. Nt. 5.875% due 6/15/2019(3)		250,000	238,750
			238,750
Media Cable — 2.1%
AMC Networks, Inc. 7.75% due 7/15/2021(2)(3)		300,000	307,500
CCO Holdings LLC 7.875% due 4/30/2018		250,000	254,375
Comcast Corp. 6.50% due 11/15/2035(2)		500,000	576,600
Time Warner Cable, Inc. 6.55% due 5/1/2037(2)		500,000	556,095
			1,694,570
Media Noncable — 2.4%
Allbritton Communications Co. Sr. Nt. 8.00% due 5/15/2018		250,000	235,000
Discovery Communications LLC 5.625% due 8/15/2019(2)		250,000	282,955
EH Holding Corp. Sr. Sec. Nt. 6.50% due 6/15/2019(3)		250,000	240,625
Entravision Communications Corp. Sr. Sec. Nt. 8.75% due 8/1/2017		250,000	234,375
Intelsat Jackson Holdings S.A. 7.50% due 4/1/2021(3)		250,000	232,500
News America, Inc. 5.65% due 8/15/2020		250,000	277,007
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(3)		200,000	187,500
Valassis Communications, Inc. 6.625% due 2/1/2021		250,000	233,750
			1,923,712
Metals And Mining — 1.1%
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018(2)		250,000	241,343
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017		500,000	536,250
Penn Virginia Resource Partners L.P. 8.25% due 4/15/2018		150,000	142,500
			920,093
Non Captive Consumer — 0.3%
SLM Corp. Sr. Nt. Ser. A 5.40% due 10/25/2011		250,000	249,983
			249,983
Non Captive Diversified — 0.8%
CIT Group, Inc. Sec. Nt. 7.00% due 5/1/2017		250,000	242,500
International Lease Finance Corp.
Sr. Nt.
8.625% due 9/15/2015		250,000	248,125
8.75% due 3/15/2017		200,000	201,000
			691,625

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Oil Field Services — 0.5%
Oil States International, Inc. 6.50% due 6/1/2019(3)	$250,000	$244,375
Precision Drilling Corp. 6.50% due 12/15/2021(3)	200,000	197,000
		441,375
Packaging — 1.1%
Berry Plastics Corp. Sec. Nt. 9.75% due 1/15/2021	250,000	212,500
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.875% due 8/15/2019(3)	250,000	241,250
8.50% due 5/15/2018(3)	250,000	211,250
Sealed Air Corp. Sr. Nt. 8.375% due 9/15/2021(3)	250,000	252,500
		917,500
Paper — 0.3%
Longview Fibre Paper & Packaging, Inc. Sr. Sec. Nt. 8.00% due 6/1/2016(3)	250,000	242,500
		242,500
Pharmaceuticals — 0.2%
Endo Pharmaceuticals Holdings, Inc. 7.00% due 7/15/2019(3)	200,000	200,750
		200,750
Pipelines — 1.5%
Chesapeake Midstream Partners L.P. 5.875% due 4/15/2021(3)	250,000	237,500
Magellan Midstream Partners L.P. Sr. Nt. 4.25% due 2/1/2021	250,000	258,195
MarkWest Energy Partners L.P. 6.50% due 8/15/2021	250,000	256,250
Martin Midstream Partners L.P. 8.875% due 4/1/2018	250,000	247,500
Regency Energy Partners L.P. 6.50% due 7/15/2021	250,000	251,250
		1,250,695
Refining — 0.3%
Calumet Specialty Products Partners L.P. 9.375% due 5/1/2019(3)	250,000	232,500
		232,500
REITs — 2.3%
Equity One, Inc. 6.25% due 12/15/2014(2)	500,000	528,498
Sabra Health Care L.P. 8.125% due 11/1/2018	250,000	232,500
Simon Property Group L.P. Sr. Nt. 4.90% due 1/30/2014	500,000	534,643
WCI Finance LLC 5.70% due 10/1/2016(3)	500,000	535,605
		1,831,246
Retailers — 0.7%
Nordstrom, Inc. Sr. Nt. 4.75% due 5/1/2020	250,000	274,362
Susser Holdings LLC 8.50% due 5/15/2016	250,000	260,313
		534,675
Supermarkets — 0.6%
BI-LO LLC Sr. Sec. Nt. 9.25% due 2/15/2019(3)	250,000	242,500
Tops Holding Corp. Sr. Sec. Nt. 10.125% due 10/15/2015	250,000	250,000
		492,500
Technology — 3.5%
Agilent Technologies, Inc. Sr. Nt. 5.50% due 9/14/2015(2)	500,000	547,146
Amkor Technology, Inc. Sr. Nt. 7.375% due 5/1/2018	220,000	212,300
CDW Escrow Corp. 8.50% due 4/1/2019(3)	250,000	220,000
DuPont Fabros Technology L.P. 8.50% due 12/15/2017	250,000	258,750
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015	250,000	240,000
Hewlett-Packard Co. Sr. Nt. 4.375% due 9/15/2021	500,000	507,942
iGATE Corp. 9.00% due 5/1/2016(3)	250,000	232,500
Lender Processing Services, Inc. 8.125% due 7/1/2016	250,000	235,000
Sanmina-SCI Corp. 7.00% due 5/15/2019(3)	250,000	220,000
Sensata Technologies B.V. 6.50% due 5/15/2019(3)	150,000	142,500
		2,816,138
Transportation Services — 0.7%
Avis Budget Car Rental LLC 9.625% due 3/15/2018	200,000	198,000
CMA CGM S.A. Sr. Nt. 8.50% due 4/15/2017(3)	250,000	101,250
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	250,000	239,375
		538,625
Wireless — 1.9%
America Movil SAB de C.V. 5.625% due 11/15/2017(2)	500,000	555,135
Cricket Communications, Inc.
7.75% due 10/15/2020	100,000	87,000
Sr. Nt.
7.75% due 10/15/2020(3)	150,000	129,000
NII Capital Corp. 8.875% due 12/15/2019	250,000	260,625
SBA Telecommunications, Inc. 8.00% due 8/15/2016	250,000	261,875

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Wind Acquisition Finance S.A. Sr. Sec. Nt. 7.25% due 2/15/2018(3)	$250,000	$213,438
		1,507,073
Wirelines — 1.6%
Frontier Communications Corp. Sr. Nt. 8.25% due 4/15/2017	250,000	242,500
Telecom Italia Capital S.A. 4.95% due 9/30/2014	500,000	481,643
Verizon Communications, Inc. Sr. Nt. 6.00% due 4/1/2041	500,000	607,733
		1,331,876
Total Corporate Bonds (Cost $39,437,733)		38,910,530

	Principal Amount	Value
Mortgage Pass-Through Securities — 6.9%
FNMA
4.00% due 11/1/2040 - 12/1/2041	3,147,411	3,300,154
4.50% due 12/1/2041	1,500,000	1,591,172
5.00% due 12/1/2041	700,000	752,937
Total Mortgage Pass-Through Securities (Cost $5,561,946)		5,644,263

	Principal Amount	Value
Municipal Bonds — 2.0%
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Ser. I-1 6.125% due 11/1/2029(2)	500,000	551,620
California St. Var. Purp. G.O. 6.00% due 4/1/2038(2)	500,000	553,255
Puerto Rico Comwlth. G.O. Ref. Pub. Impt. Ser. C 6.00% due 7/1/2039	500,000	517,765
Total Municipal Bonds (Cost $1,504,530)		1,622,640

	Principal Amount	Value
Senior Secured Loans — 14.4%
Aerospace/Defense — 1.2%
Sequa Corp. Term Loan 3.48%-3.50% due 12/3/2014(1)	999,707	939,224
		939,224
Electric — 1.0%
Star West Generation LLC Term Loan B 6.00% due 5/14/2018(1)	846,154	796,798
		796,798
Finance Companies — 1.1%
Springleaf Finance Corp. Term Loan 5.50% due 5/10/2017(1)	1,000,000	864,000
		864,000
Food — 1.1%
Del Monte Foods Co. Term Loan 4.50% due 3/8/2018(1)	997,500	925,181
		925,181
Healthcare — 1.5%
Grifols, Inc. Term Loan B 6.00% due 6/1/2017(1)	249,375	244,343
Immucor, Inc. Term Loan B 7.25% due 8/17/2018(1)	1,000,000	983,750
		1,228,093
Media Noncable — 0.6%
Getty Images, Inc. New Term Loan 5.25% due 11/7/2016(1)	490,344	485,750
		485,750
Oil Field Services — 1.0%
Frac Tech International LLC Term Loan B 6.25% due 5/6/2016(1)	829,572	811,280
		811,280
Paper — 1.1%
Exopack, LLC Term Loan 6.50% due 5/26/2017(1)	997,500	927,675
		927,675
Pipelines — 1.2%
Gibson Energy Term Loan B 5.75% due 6/14/2018(1)	997,500	975,056
		975,056
Refining — 0.5%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	366,071	367,170
		367,170
Restaurants — 0.6%
Dunkin’ Brands, Inc. New Term Loan B2 4.00% due 11/23/2017(1)	496,256	479,557
		479,557
Retailers — 2.4%
BJ’s Wholesale Club, Inc. Term Loan B 7.00% due 9/27/2018(1)	1,000,000	966,250
Pilot Travel Centers LLC New Term Loan B 4.25% due 3/30/2018(1)	975,000	959,965
		1,926,215
Technology — 1.1%
Blackboard, Inc. Term Loan B 7.50% due 9/21/2018(1)	1,000,000	927,500
		927,500
Total Senior Secured Loans (Cost $11,982,318)		11,653,499

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

September 30, 2011 (unaudited)	Principal Amount	Value
U.S. Government Securities — 2.9%
U.S. Treasury Bonds 4.25% due 11/15/2040	$270,000	$341,423
U.S. Treasury Notes 2.125% due 8/15/2021	2,000,000	2,034,844
Total U.S. Government Securities (Cost $2,296,240)		2,376,267

	Principal Amount	Value
Repurchase Agreements — 14.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $11,877,010, due 10/3/2011(7)	11,877,000	11,877,000
Total Repurchase Agreements (Cost $11,877,000)		11,877,000
Total Investments — 109.1% (Cost $89,138,987)		88,595,882
Other Liabilities, Net — (9.1)%		(7,390,890)
Total Net Assets — 100.0%		$81,204,992

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2011.
(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

At September 30, 2011, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
HUF	JP Morgan Chase Bank	$834,814	$853,585	12/15/2011	$(18,771)
PLN	JP Morgan Chase Bank	896,119	922,119	12/15/2011	(26,000)

Total					$(44,771)

Forward Currency Contracts to Sell	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	JP Morgan Chase Bank	$1,918,819	$2,085,144	12/15/2011	$166,325
DKK	JP Morgan Chase Bank	360,093	370,562	12/15/2011	10,469
HUF	JP Morgan Chase Bank	834,814	901,532	12/15/2011	66,718
MXN	JP Morgan Chase Bank	842,952	930,389	12/15/2011	87,437
NOK	JP Morgan Chase Bank	1,646,664	1,775,836	12/15/2011	129,172
PLN	JP Morgan Chase Bank	1,678,350	1,781,932	12/15/2011	103,582
SEK	JP Morgan Chase Bank	697,110	743,930	12/15/2011	46,820

Total					$610,523

Legend:

AUD – Australian Dollar

DKK – Danish Krone

HUF – Hungarian Forint

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2011, the aggregate market value of these securities amounted to $8,040,767, representing 9.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Strategic Income Fund

(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.90%	9/12/2014	$12,117,787

(7)	See currency legend above.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Note to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$9,153,992	$—	$9,153,992
Commercial Mortgage-Backed Securities	—	7,357,691	—	7,357,691
Corporate Bonds	—	38,910,530	—	38,910,530
Mortgage Pass-Through Securities	—	5,644,263	—	5,644,263
Municipal Bonds	—	1,622,640	—	1,622,640
Senior Secured Loans	—	11,653,499	—	11,653,499
U.S. Government Securities		2,376,267		2,376,267
Repurchase Agreements	—	11,877,000	—	11,877,000
Other Financial Instruments: Forward Currency Contracts	—	565,752	—	565,752

Total	$—	$89,161,634	$—	$89,161,634

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

September 30, 2011 (unaudited)	Principal Amount	Value

Commercial Paper — 70.7%
Aerospace & Defense — 2.1%
General Dynamics Corp.
0.08% due 10/24/2011(1)	$10,000,000	$9,999,489
		9,999,489
Chemicals — 3.1%
Praxair, Inc.
0.03% due 10/4/2011	15,000,000	14,999,963
		14,999,963
Computers — 4.2%
Hewlett-Packard Co.
0.14% due 10/14/2011(1)	10,000,000	9,999,494
International Business Machines Corp.
0.05% due 10/18/2011(1)	10,000,000	9,999,764
		19,999,258
Conglomerates — 1.0%
General Electric Capital Corp.
0.21% due 12/29/2011	5,000,000	4,997,404
		4,997,404
Diversified Manufacturing — 4.8%
Danaher Corp.
0.07% due 10/5/2011(1)	8,000,000	7,999,938
Illinois Tool Works, Inc.
0.06% due 10/3/2011 - 10/13/2011(1)	15,000,000	14,999,866
		22,999,804
Education Revenue — 3.6%
President and Fellows of Harvard College
0.18% due 10/3/2011	7,511,000	7,510,925
Yale University
0.16% due 11/16/2011	5,000,000	4,998,978
0.18% due 1/17/2012	5,000,000	4,997,300
		17,507,203
Electric — 7.1%
American Transmission Co., LLC
0.12% due 10/25/2011(1)	10,000,000	9,999,200
Electricite de France
0.22% due 10/11/2011(1)	5,000,000	4,999,694
0.27% due 11/4/2011(1)	9,000,000	8,997,705
Emerson Electric Co.
0.07% due 10/20/2011(1)	10,000,000	9,999,631
		33,996,230
Food And Beverage — 7.3%
Nestle Capital Corp.
0.01% due 11/28/2011(1)	5,000,000	4,998,389
Nestle Finance International Ltd.
0.08% due 10/19/2011	5,000,000	4,999,800
Pepsico, Inc.
0.09% due 10/4/2011(1)	5,000,000	4,999,962
0.10% due 11/7/2011(1)	5,000,000	4,999,486
The Coca-Cola Co.
0.09% due 11/29/2011(1)	5,000,000	4,999,263
0.12% due 10/24/2011(1)	5,000,000	4,999,617
0.16% due 1/17/2012(1)	5,000,000	4,997,600
		34,994,117
Household Products -Wares — 2.1%
Proctor & Gamble Co.
0.15% due 12/2/2011(1)	10,000,000	9,997,417
		9,997,417
Insurance - Life — 6.3%
Massachusetts Mutual Life Insurance Co.
0.06% due 10/21/2011(1)	$10,000,000	$9,999,667
New York Life Capital Corp.
0.15% due 11/15/2011(1)	5,000,000	4,999,062
Prudential PLC
0.25% due 10/14/2011(1)	5,000,000	4,999,549
0.32% due 12/12/2011(1)	5,000,000	4,996,800
The Travelers Companies, Inc.
0.06% due 10/12/2011(1)	5,000,000	4,999,908
		29,994,986
Internet — 1.0%
eBay, Inc.
0.13% due 10/11/2011(1)	5,000,000	4,999,819
		4,999,819
Oil & Gas Services — 3.1%
Schlumberger Ltd.
0.13% due 10/18/2011(1)	5,000,000	4,999,693
0.14% due 10/11/2011 - 12/5/2011(1)	10,000,000	9,998,542
		14,998,235
Personal Products — 1.0%
L’Oreal U.S.A., Inc.
0.06% due 10/18/2011(1)	5,000,000	4,999,858
		4,999,858
Pharmaceuticals — 9.4%
Medtronic, Inc.
0.10% due 10/27/2011(1)	5,000,000	4,999,639
0.11% due 1/12/2012(1)	5,000,000	4,998,426
Novartis Finance Corp.
0.06% due 10/6/2011(1)	5,000,000	4,999,958
0.10% due 10/11/2011(1)	10,000,000	9,999,722
Roche Holdings, Inc.
0.08% due 10/11/2011(1)	10,000,000	9,999,778
Sanofi-Aventis
0.10% due 11/21/2011(1)	5,000,000	4,999,292
0.16% due 10/20/2011(1)	5,000,000	4,999,578
		44,996,393
Retailers — 5.2%
Target Corp.
0.05% due 10/3/2011	10,000,000	9,999,972
0.05% due 10/11/2011(1)	5,000,000	4,999,930
Wal-Mart Stores, Inc.
0.06% due 10/12/2011(1)	10,000,000	9,999,817
		24,999,719
Tobacco — 2.1%
Philip Morris International, Inc.
0.08% due 10/3/2011 - 11/1/2011(1)	10,000,000	9,999,633
		9,999,633
Transportation — 4.2%
NetJets, Inc.
0.11% due 11/1/2011(1)	5,000,000	4,999,526
0.12% due 10/4/2011(1)	5,000,000	4,999,950
United Parcel Service, Inc.
0.025% due 12/1/2011(1)	10,000,000	9,999,577
		19,999,053
Utilities - Electric & Water — 3.1%
National Rural Utilities Cooperative Finance Corp.
0.10% due 10/20/2011 - 10/24/2011	15,000,000	14,999,153
		14,999,153
Total Commercial Paper (Cost $339,477,734)		339,477,734

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

September 30, 2011 (unaudited)	Principal Amount	Value
Municipal Securities — 6.9%
California — 1.0%
Univ. of California
0.15% due 10/24/2011	$5,000,000	$4,999,521
		4,999,521
Connecticut — 3.6%
Connecticut St. Housing Fin. Auth.
Ser. B-4
0.21% due 10/6/2011(2)	17,455,000	17,455,000
		17,455,000
District Of Columbia — 0.4%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.09% due 10/6/2011(2)	2,000,000	2,000,000
		2,000,000
Iowa — 0.8%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.18% due 10/6/2011(2)	3,625,000	3,625,000
		3,625,000
New York — 1.1%
New York St. Pwr. Auth.
0.18% due 10/6/2011	5,000,000	4,999,875
		4,999,875
Total Municipal Securities (Cost $33,079,396)		33,079,396

U.S. Government Securities — 6.3%
U.S. Treasury Bills
0.01% due 1/12/2012	10,000,000	9,999,714
0.025% due 2/16/2012	5,000,000	4,999,521
0.057% due 3/8/2012	5,000,000	4,998,741
0.07% due 12/22/2011	5,000,000	4,999,203
0.145% due 10/20/2011	5,000,000	4,999,617

Total U.S. Government Securities (Cost $29,996,796)		29,996,796

Repurchase Agreements — 16.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $78,453,065, due 10/3/2011(3)	$78,453,000	$78,453,000
Total Repurchase Agreements (Cost $78,453,000)		78,453,000
Total Investments — 100.2% (Cost $481,006,926)		481,006,926
Other Liabilities, Net — (0.2)%		(951,508)
Total Net Assets — 100.0%		$480,055,418

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2011, the aggregate market value of these securities amounted to $271,974,239, representing 56.7% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2011.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	0.78%	9/8/2014	$80,026,148

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$339,477,734	$—	$339,477,734
Municipal Securities	—	33,079,396	—	33,079,396
U.S. Government Securities	—	29,996,796	—	29,996,796
Repurchase Agreements	—	78,453,000	—	78,453,000

Total	$—	$481,006,926	$—	$481,006,926

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2011 (unaudited)	Shares	Value
Common Stocks — 96.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,751	$64,507
The Interpublic Group of Companies, Inc.	3,044	21,917
		86,424
Aerospace — 2.0%
FLIR Systems, Inc.	991	24,825
General Dynamics Corp.	2,318	131,871
Goodrich Corp.	779	94,010
L-3 Communications Holdings, Inc.	663	41,086
Lockheed Martin Corp.	1,782	129,444
Northrop Grumman Corp.	1,822	95,035
Raytheon Co.	2,226	90,977
Rockwell Collins, Inc.	959	50,597
Textron, Inc.	1,726	30,447
The Boeing Co.	4,591	277,801
United Technologies Corp.	5,700	401,052
		1,367,145
Air Transport — 0.3%
FedEx Corp.	1,966	133,059
Southwest Airlines Co.	4,894	39,348
		172,407
Aluminum — 0.1%
Alcoa, Inc.	6,625	63,401
		63,401
Asset Management & Custodian — 0.7%
BlackRock, Inc.	600	88,806
Federated Investors, Inc., Class B	578	10,132
Franklin Resources, Inc.	900	86,076
Invesco Ltd.	2,878	44,638
Janus Capital Group, Inc.	1,151	6,906
Legg Mason, Inc.	931	23,936
Northern Trust Corp.	1,510	52,820
State Street Corp.	3,139	100,950
T. Rowe Price Group, Inc.	1,620	77,388
		491,652
Auto Parts — 0.2%
Genuine Parts Co.	976	49,581
Johnson Controls, Inc.	4,225	111,413
		160,994
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	1,520	15,337
		15,337
Automobiles — 0.3%
Ford Motor Co.(1)	23,672	228,908
		228,908
Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	4,046	213,143
Automatic Data Processing, Inc.	3,109	146,590
Iron Mountain, Inc.	1,252	39,588
Monster Worldwide, Inc.(1)	813	5,837
Paychex, Inc.	1,994	52,582
Robert Half International, Inc.	912	19,353
		477,093
Banks: Diversified — 3.0%
Bank of America Corp.(2)	63,131	386,362
BB&T Corp.	4,331	92,380
Comerica, Inc.	1,141	26,209
Fifth Third Bancorp	5,735	57,923
First Horizon National Corp.	1,655	9,864
Huntington Bancshares, Inc.	5,389	25,867
KeyCorp	5,907	35,028
M&T Bank Corp.	795	55,570
PNC Financial Services Group, Inc.	3,282	158,160
Regions Financial Corp.	7,844	26,121
SunTrust Banks, Inc.	3,345	60,043
U.S. Bancorp	12,011	282,739
Wells Fargo & Co.	32,946	794,657
Zions Bancorporation	1,151	16,195
		2,027,118
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,275	18,537
People’s United Financial, Inc.	2,351	26,801
		45,338
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	640	44,890
Constellation Brands, Inc., Class A(1)	1,105	19,890
Molson Coors Brewing Co., Class B	996	39,451
		104,231
Beverage: Soft Drinks — 2.5%
Coca-Cola Enterprises, Inc.	2,025	50,382
Dr. Pepper Snapple Group, Inc.	1,388	53,827
PepsiCo, Inc.	9,848	609,591
The Coca-Cola Co.	14,260	963,405
		1,677,205
Biotechnology — 1.4%
Amgen, Inc.	5,805	318,985
Baxter International, Inc.	3,551	199,353
Biogen Idec, Inc.(1)	1,505	140,191
Celgene Corp.(1)	2,875	178,020
Cephalon, Inc.(1)	478	38,575
Life Technologies Corp.(1)	1,117	42,926
		918,050
Building Materials — 0.1%
Masco Corp.	2,236	15,921
Vulcan Materials Co.	804	22,158
		38,079
Cable Television Services — 1.1%
Cablevision Systems Corp., Class A	1,437	22,604
Comcast Corp., Class A	17,239	360,295
DIRECTV, Class A(1)	4,782	202,040
Scripps Networks Interactive, Inc., Class A	569	21,150
Time Warner Cable, Inc.	2,093	131,168
		737,257
Casinos & Gambling — 0.0%
International Game Technology	1,885	27,389
		27,389
Chemicals: Diversified — 0.9%
Airgas, Inc.	457	29,166
E.I. du Pont de Nemours & Co.	5,786	231,266
Eastman Chemical Co.	442	30,290
Ecolab, Inc.	1,443	70,548
FMC Corp.	457	31,606
Sigma-Aldrich Corp.	759	46,899
The Dow Chemical Co.	7,323	164,475
		604,250
Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,319	100,732
International Flavors & Fragrances, Inc.	502	28,222
Praxair, Inc.	1,891	176,771
		305,725
Coal — 0.2%
Alpha Natural Resources, Inc.(1)	1,411	24,960
CONSOL Energy, Inc.	1,414	47,977
Peabody Energy Corp.	1,686	57,122
		130,059

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2011 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	329	$12,341
		12,341
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,276	76,974
		76,974
Communications Technology — 1.7%
Cisco Systems, Inc.	34,268	530,811
Harris Corp.	783	26,755
JDS Uniphase Corp.(1)	1,415	14,108
Juniper Networks, Inc.(1)	3,321	57,320
QUALCOMM, Inc.	10,402	505,849
Tellabs, Inc.	2,288	9,816
		1,144,659
Computer Services, Software & Systems — 5.4%
Adobe Systems, Inc.(1)	3,136	75,797
Akamai Technologies, Inc.(1)	1,164	23,140
Autodesk, Inc.(1)	1,439	39,975
BMC Software, Inc.(1)	1,106	42,647
CA, Inc.	2,375	46,099
Citrix Systems, Inc.(1)	1,171	63,855
Cognizant Technology Solutions Corp., Class A(1)	1,896	118,879
Computer Sciences Corp.	962	25,830
Compuware Corp.(1)	1,356	10,387
F5 Networks, Inc.(1)	505	35,880
Google, Inc., Class A(1)	1,566	805,519
Intuit, Inc.(1)	1,708	81,028
Microsoft Corp.(2)	46,247	1,151,088
Oracle Corp.	24,275	697,663
Red Hat, Inc.(1)	1,204	50,881
SAIC, Inc.(1)	1,776	20,975
Salesforce.com, Inc.(1)	751	85,824
Symantec Corp.(1)	4,704	76,675
Teradata Corp.(1)	1,052	56,314
VeriSign, Inc.	1,048	29,983
Yahoo! Inc.(1)	8,129	106,978
		3,645,417
Computer Technology — 6.6%
Apple, Inc.(1)(2)	5,762	2,196,359
Dell, Inc.(1)	10,228	144,726
EMC Corp.(1)	12,815	268,987
Hewlett-Packard Co.	12,924	290,144
International Business Machines Corp.(2)	7,546	1,320,776
NetApp, Inc.(1)	2,295	77,892
NVIDIA Corp.(1)	3,740	46,750
SanDisk Corp.(1)	1,487	60,001
Western Digital Corp.(1)	1,450	37,294
		4,442,929
Consumer Electronics — 0.0%
Harman International Industries, Inc.	437	12,489
		12,489
Consumer Lending — 0.1%
SLM Corp.	3,285	40,898
		40,898
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	7,115	209,821
H & R Block, Inc.	1,909	25,409
		235,230
Containers & Packaging — 0.1%
Ball Corp.	1,044	32,385
Bemis Co., Inc.	655	19,198
Owens-Illinois, Inc.(1)	1,044	15,785
Sealed Air Corp.	994	16,600
		83,968
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc., Class B	5,904	179,777
		179,777
Cosmetics — 0.2%
Avon Products, Inc.	2,670	52,332
Estee Lauder Companies, Inc., Class A	716	62,893
		115,225
Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	1,508	59,355
Bank of New York Mellon Corp.	7,740	143,887
Capital One Financial Corp.	2,860	113,342
Citigroup, Inc.	18,183	465,848
JPMorgan Chase & Co.(2)	24,756	745,651
Leucadia National Corp.	1,233	27,964
Morgan Stanley	9,259	124,997
The Goldman Sachs Group, Inc.	3,222	304,640
		1,985,684
Diversified Manufacturing Operations — 3.2%
3M Co.	4,433	318,245
Danaher Corp.	3,389	142,135
Dover Corp.	1,164	54,242
Eaton Corp.	2,128	75,544
General Electric Co.(2)	66,070	1,006,907
Honeywell International, Inc.	4,909	215,554
Illinois Tool Works, Inc.	3,112	129,459
Ingersoll-Rand PLC	2,065	58,006
ITT Corp.	1,143	48,006
Tyco International Ltd.	2,919	118,949
		2,167,047
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	1,722	64,782
News Corp., Class A	14,239	220,277
Time Warner, Inc.	6,659	199,570
		484,629
Diversified Retail — 2.8%
Amazon.com, Inc.(1)	2,225	481,112
Big Lots, Inc.(1)	467	16,266
Costco Wholesale Corp.	2,720	223,366
Family Dollar Stores, Inc.	759	38,603
J.C. Penney Co., Inc.	1,330	35,617
Kohl’s Corp.	1,759	86,367
Macy’s, Inc.	2,657	69,932
Nordstrom, Inc.	1,047	47,827
Sears Holdings Corp.(1)	268	15,415
Target Corp.	4,290	210,382
Wal-Mart Stores, Inc.	11,909	618,077
		1,842,964
Drug & Grocery Store Chains — 1.0%
CVS Caremark Corp.	8,446	283,617
Safeway, Inc.	2,212	36,786
SUPERVALU, Inc.	1,334	8,884
The Kroger Co.	3,770	82,789
Walgreen Co.	5,707	187,703
Whole Foods Market, Inc.	931	60,804
		660,583
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	756	29,945
DeVry, Inc.	386	14,267
		44,212
Electronic Components — 0.3%
Amphenol Corp., Class A	1,102	44,929

See accompanying notes to Schedule of Investments.

Schedule of Investments —RS S&P 500 Index Fund

September 30, 2011 (unaudited)	Shares	Value
Corning, Inc.	9,790	$121,004
Molex, Inc.	863	17,579
		183,512
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,077	42,475
		42,475
Energy Equipment — 0.0%
First Solar, Inc.(1)	338	21,365
		21,365
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,086	50,553
Jacobs Engineering Group, Inc.(1)	785	25,348
Quanta Services, Inc.(1)	1,354	25,442
		101,343
Entertainment — 0.7%
The Walt Disney Co.	11,773	355,073
Viacom, Inc., Class B	3,647	141,285
		496,358
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	784	22,062
		22,062
Fertilizers — 0.5%
CF Industries Holdings, Inc.	445	54,908
Monsanto Co.	3,340	200,534
The Mosaic Co.	1,700	83,249
		338,691
Financial Data & Systems — 1.6%
American Express Co.	6,522	292,838
Discover Financial Services	3,398	77,950
Equifax, Inc.	767	23,577
Fidelity National Information Services, Inc.	1,674	40,712
Fiserv, Inc.(1)	893	45,338
MasterCard, Inc., Class A	587	186,173
Moody’s Corp.	1,234	37,575
The Dun & Bradstreet Corp.	306	18,745
Total System Services, Inc.	1,012	17,133
Visa, Inc., Class A	2,983	255,703
Western Union Co.	3,927	60,044
		1,055,788
Foods — 1.9%
Campbell Soup Co.	1,144	37,031
ConAgra Foods, Inc.	2,558	61,955
Dean Foods Co.(1)	1,150	10,201
General Mills, Inc.	3,937	151,456
H.J. Heinz Co.	2,010	101,465
Hormel Foods Corp.	860	23,237
Kellogg Co.	1,564	83,189
Kraft Foods, Inc., Class A	10,958	367,970
McCormick & Co., Inc.	821	37,897
Mead Johnson Nutrition Co.	1,275	87,758
Sara Lee Corp.	3,648	59,645
Sysco Corp.	3,593	93,059
The Hershey Co.	955	56,574
The J.M. Smucker Co.	724	52,772
Tyson Foods, Inc., Class A	1,864	32,359
		1,256,568
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,178	16,633
		16,633
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	4,245	105,318
		105,318
Gas Pipeline — 0.3%
El Paso Corp.	4,790	83,729
EQT Corp.	933	49,785
Spectra Energy Corp.	4,057	99,518
		233,032
Gold — 0.3%
Newmont Mining Corp.	3,069	193,040
		193,040
Health Care Facilities — 0.1%
DaVita, Inc.(1)	600	37,602
Tenet Healthcare Corp.(1)	3,051	12,601
		50,203
Health Care Management Services — 1.1%
Aetna, Inc.	2,365	85,968
CIGNA Corp.	1,684	70,627
Coventry Health Care, Inc.(1)	934	26,908
Humana, Inc.	1,049	76,294
UnitedHealth Group, Inc.	6,751	311,356
WellPoint, Inc.	2,290	149,491
		720,644
Health Care Services — 0.6%
Cerner Corp.(1)	902	61,805
Express Scripts, Inc.(1)	3,293	122,071
McKesson Corp.	1,568	113,994
Medco Health Solutions, Inc.(1)	2,495	116,991
		414,861
Home Building — 0.1%
D.R. Horton, Inc.	1,744	15,766
Lennar Corp., Class A	1,017	13,770
Pulte Group, Inc.(1)	2,069	8,173
		37,709
Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,765	48,079
Starwood Hotels & Resorts Worldwide, Inc.	1,214	47,127
Wyndham Worldwide Corp.	1,062	30,278
Wynn Resorts Ltd.	475	54,663
		180,147
Household Appliances — 0.0%
Whirlpool Corp.	473	23,607
		23,607
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	963	52,079
Newell Rubbermaid, Inc.	1,833	21,758
Snap-On, Inc.	362	16,073
Stanley Black & Decker, Inc.	1,047	51,407
		141,317
Household Furnishings — 0.0%
Leggett & Platt, Inc.	888	17,574
		17,574
Insurance: Life — 0.6%
Aflac, Inc.	2,915	101,879
Lincoln National Corp.	1,947	30,431
Principal Financial Group, Inc.	1,998	45,295
Prudential Financial, Inc.	3,051	142,970
Torchmark Corp.	708	24,681
Unum Group	1,929	40,432
		385,688
Insurance: Multi-Line — 2.0%
American International Group, Inc.(1)	2,722	59,748
Aon Corp.	2,057	86,353
Assurant, Inc.	518	18,544
Berkshire Hathaway, Inc., Class B(1)	10,805	767,587
Genworth Financial, Inc., Class A(1)	3,074	17,645
Loews Corp.	1,938	66,958
Marsh & McLennan Companies, Inc.	3,410	90,501
MetLife, Inc.	6,571	184,054

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2011 (unaudited)	Shares	Value
The Hartford Financial Services Group, Inc.	2,777	$44,821
		1,336,211
Insurance: Property-Casualty — 0.9%
ACE Ltd.	2,101	127,320
Cincinnati Financial Corp.	999	26,304
The Allstate Corp.	3,290	77,940
The Chubb Corp.	1,823	109,362
The Progressive Corp.	4,118	73,136
The Travelers Companies, Inc.	2,612	127,283
XL Group PLC	1,938	36,434
		577,779
Leisure Time — 0.4%
Carnival Corp.	2,686	81,386
Expedia, Inc.	1,246	32,085
Priceline.com, Inc.(1)	307	137,984
		251,455
Luxury Items — 0.1%
Tiffany & Co.	795	48,352
		48,352
Machinery: Agricultural — 0.3%
Deere & Co.	2,616	168,915
		168,915
Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	4,016	296,541
		296,541
Machinery: Engines — 0.1%
Cummins, Inc.	1,223	99,870
		99,870
Machinery: Industrial — 0.1%
Joy Global, Inc.	654	40,797
		40,797
Medical & Dental Instruments & Supplies — 1.0%
Becton, Dickinson and Co.	1,365	100,082
Boston Scientific Corp.(1)	9,552	56,452
C.R. Bard, Inc.	534	46,746
Covidien PLC	3,090	136,269
DENTSPLY International, Inc.	889	27,283
Edwards Lifesciences Corp.(1)	714	50,894
Patterson Companies, Inc.	601	17,207
St. Jude Medical, Inc.	2,050	74,189
Stryker Corp.	2,074	97,748
Zimmer Holdings, Inc.(1)	1,199	64,147
		671,017
Medical Equipment — 0.8%
CareFusion Corp.(1)	1,395	33,410
Intuitive Surgical, Inc.(1)	250	91,070
Medtronic, Inc.	6,663	221,478
PerkinElmer, Inc.	709	13,620
Thermo Fisher Scientific, Inc.(1)	2,387	120,878
Varian Medical Systems, Inc.(1)	724	37,764
		518,220
Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	623	49,248
Quest Diagnostics, Inc.	978	48,274
		97,522
Metal Fabricating — 0.3%
Fastenal Co.	1,839	61,202
Precision Castparts Corp.	896	139,292
		200,494
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	901	46,104
Titanium Metals Corp.	568	8,509
		54,613
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	670	16,804
Lexmark International Group, Inc., Class A(1)	502	13,569
Pitney Bowes, Inc.	1,274	23,951
Xerox Corp.	8,726	60,820
		115,144
Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	436	23,867
		23,867
Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	2,708	125,001
Cameron International Corp.(1)	1,526	63,390
FMC Technologies, Inc.(1)	1,496	56,250
Halliburton Co.	5,701	173,994
Helmerich & Payne, Inc.	666	27,040
Nabors Industries Ltd.(1)	1,789	21,933
National Oilwell Varco, Inc.	2,636	135,016
Noble Corp.(1)	1,571	46,109
Rowan Companies, Inc.(1)	794	23,971
Schlumberger Ltd.	8,455	505,017
		1,177,721
Oil: Crude Producers — 2.2%
Anadarko Petroleum Corp.	3,101	195,518
Apache Corp.	2,389	191,693
Cabot Oil & Gas Corp.	652	40,365
Chesapeake Energy Corp.	4,100	104,755
Denbury Resources, Inc.(1)	2,472	28,428
Devon Energy Corp.	2,636	146,140
EOG Resources, Inc.	1,671	118,658
Newfield Exploration Co.(1)	824	32,705
Noble Energy, Inc.	1,100	77,880
Occidental Petroleum Corp.	5,065	362,147
Pioneer Natural Resources Co.	727	47,815
QEP Resources, Inc.	1,098	29,723
Range Resources Corp.	1,000	58,460
Southwestern Energy Co.(1)	2,164	72,126
		1,506,413
Oil: Integrated — 6.4%
Chevron Corp.	12,524	1,158,720
ConocoPhillips	8,808	557,722
Exxon Mobil Corp.(2)	30,695	2,229,378
Hess Corp.	1,884	98,835
Marathon Oil Corp.	4,434	95,686
Murphy Oil Corp.	1,202	53,080
Williams Companies, Inc.	3,664	89,182
		4,282,603
Oil: Refining And Marketing — 0.2%
Marathon Petroleum Corp.	2,217	59,992
Sunoco, Inc.	757	23,475
Tesoro Corp.(1)	898	17,484
Valero Energy Corp.	3,554	63,190
		164,141
Paints & Coatings — 0.2%
PPG Industries, Inc.	986	69,671
The Sherwin-Williams Co.	555	41,247
		110,918
Paper — 0.1%
International Paper Co.	2,726	63,380
MeadWestvaco Corp.	1,058	25,984
		89,364
Personal Care — 2.4%
Clorox Co.	849	56,314
Colgate-Palmolive Co.	3,047	270,208
Kimberly-Clark Corp.	2,456	174,401

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2011 (unaudited)	Shares	Value
The Procter & Gamble Co.(2)	17,401	$1,099,395
		1,600,318
Pharmaceuticals — 6.5%
Abbott Laboratories	9,656	493,808
Allergan, Inc.	1,895	156,110
AmerisourceBergen Corp.	1,708	63,657
Bristol-Myers Squibb Co.	10,644	334,009
Cardinal Health, Inc.	2,185	91,508
Eli Lilly & Co.	6,352	234,834
Forest Laboratories, Inc.(1)	1,779	54,775
Gilead Sciences, Inc.(1)	4,899	190,081
Hospira, Inc.(1)	1,052	38,924
Johnson & Johnson(2)	17,089	1,088,740
Merck & Co., Inc.	19,241	629,373
Mylan, Inc.(1)	2,731	46,427
Pfizer, Inc.	49,228	870,351
Watson Pharmaceuticals, Inc.(1)	790	53,918
		4,346,515
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	373	55,778
		55,778
Production Technology Equipment — 0.2%
Applied Materials, Inc.	8,220	85,077
KLA-Tencor Corp.	1,048	40,117
Novellus Systems, Inc.(1)	563	15,347
Teradyne, Inc.(1)	1,162	12,794
		153,335
Publishing — 0.2%
Gannett Co., Inc.	1,461	13,923
The McGraw-Hill Companies, Inc.	1,897	77,777
The Washington Post Co., Class B	34	11,117
		102,817
Radio & TV Broadcasters — 0.1%
CBS Corp., Class B	4,168	84,944
		84,944
Railroads — 0.8%
CSX Corp.	6,870	128,263
Norfolk Southern Corp.	2,200	134,244
Union Pacific Corp.	3,055	249,502
		512,009
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	1,818	24,470
		24,470
Real Estate Investment Trusts — 1.6%
Apartment Investment & Management Co., Class A	741	16,391
AvalonBay Communities, Inc.	544	62,043
Boston Properties, Inc.	908	80,903
Equity Residential	1,836	95,233
HCP, Inc.	2,540	89,052
Health Care REIT, Inc.	1,094	51,199
Host Hotels & Resorts, Inc.	4,275	46,769
Kimco Realty Corp.	2,524	37,936
Plum Creek Timber Co., Inc.	1,002	34,779
ProLogis, Inc.	2,831	68,652
Public Storage, Inc.	871	96,986
Simon Property Group, Inc.	1,827	200,934
Ventas, Inc.	1,799	88,871
Vornado Realty Trust	1,023	76,336
Weyerhaeuser Co.	3,355	52,170
		1,098,254
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,471	50,499
		50,499
Restaurants — 1.5%
Chipotle Mexican Grill, Inc.(1)	200	60,590
Darden Restaurants, Inc.	849	36,295
McDonald’s Corp.	6,466	567,844
Starbucks Corp.	4,671	174,181
Yum! Brands, Inc.	2,900	143,231
		982,141
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	347	25,678
Pall Corp.	722	30,613
Parker Hannifin Corp.	1,009	63,698
Rockwell Automation, Inc.	900	50,400
Roper Industries, Inc.	597	41,139
Waters Corp.(1)	570	43,030
		254,558
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	4,679	193,290
		193,290
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	2,168	67,750
		67,750
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	1,909	53,567
Stericycle, Inc.(1)	535	43,185
Waste Management, Inc.	2,957	96,280
		193,032
Securities Brokerage & Services — 0.5%
CME Group, Inc.	419	103,242
E*TRADE Financial Corp.(1)	1,567	14,275
IntercontinentalExchange, Inc.(1)	461	54,518
NYSE Euronext	1,626	37,788
The Charles Schwab Corp.	6,237	70,291
The NASDAQ OMX Group, Inc.(1)	940	21,752
		301,866
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc.(1)	3,590	18,237
Altera Corp.	2,009	63,344
Analog Devices, Inc.	1,873	58,531
Broadcom Corp., Class A(1)	2,974	99,004
Intel Corp.	33,023	704,381
Linear Technology Corp.	1,415	39,125
LSI Corp.(1)	3,764	19,497
MEMC Electronic Materials, Inc.(1)	1,448	7,588
Microchip Technology, Inc.	1,186	36,896
Micron Technology, Inc.(1)	5,365	27,040
Texas Instruments, Inc.	7,234	192,786
Xilinx, Inc.	1,661	45,578
		1,312,007
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	546	33,612
AutoNation, Inc.(1)	399	13,079
AutoZone, Inc.(1)	157	50,113
Bed, Bath & Beyond, Inc.(1)	1,555	89,117
Best Buy Co., Inc.	2,010	46,833
CarMax, Inc.(1)	1,409	33,605
GameStop Corp., Class A(1)	876	20,235
Limited Brands, Inc.	1,574	60,615
Lowe’s Companies, Inc.	8,085	156,364
Netflix, Inc.(1)	274	31,006
O’Reilly Automotive, Inc.(1)	863	57,502
Ross Stores, Inc.	729	57,365
Staples, Inc.	4,454	59,238
The Gap, Inc.	2,438	39,593
The Home Depot, Inc.	9,921	326,103

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2011 (unaudited)	Shares	Value
The TJX Companies, Inc.	2,402	$133,239
Urban Outfitters, Inc.(1)	791	17,655
		1,225,274
Steel — 0.2%
AK Steel Holding Corp.	671	4,388
Allegheny Technologies, Inc.	661	24,451
Nucor Corp.	1,972	62,394
United States Steel Corp.	893	19,655
		110,888
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,224	21,775
		21,775
Telecommunications Equipment — 0.4%
American Tower Corp., Class A(1)	2,478	133,316
Motorola Mobility Holdings, Inc.(1)	1,842	69,591
Motorola Solutions, Inc.	2,115	88,619
		291,526
Textiles, Apparel & Shoes — 0.6%
Coach, Inc.	1,830	94,849
NIKE, Inc., Class B	2,367	202,402
Ralph Lauren Corp.	409	53,047
VF Corp.	546	66,350
		416,648
Tobacco — 1.8%
Altria Group, Inc.	13,030	349,334
Lorillard, Inc.	896	99,187
Philip Morris International, Inc.	11,081	691,233
Reynolds American, Inc.	2,110	79,083
		1,218,837
Toys — 0.1%
Hasbro, Inc.	851	27,751
Mattel, Inc.	2,172	56,233
		83,984
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,321	53,567
United Parcel Service, Inc., Class B	6,141	387,804
		441,371
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,015	69,497
		69,497
Utilities: Electrical — 3.4%
Ameren Corp.	1,510	44,953
American Electric Power, Inc.	3,002	114,136
CMS Energy Corp.	1,583	31,328
Consolidated Edison, Inc.	1,821	103,833
Constellation Energy Group	1,250	47,575
Dominion Resources, Inc.	3,593	182,417
DTE Energy Co.	1,071	52,500
Duke Energy Corp.	8,306	166,037
Edison International	2,032	77,724
Entergy Corp.	1,124	74,510
Exelon Corp.	4,138	176,320
FirstEnergy Corp.	2,593	116,452
NextEra Energy, Inc.	2,637	142,451
Northeast Utilities	1,103	37,116
NRG Energy, Inc.(1)	1,512	32,070
Pepco Holdings, Inc.	1,416	26,791
PG&E Corp.	2,491	105,394
Pinnacle West Capital Corp.	685	29,414
PPL Corp.	3,624	103,429
Progress Energy, Inc.	1,842	95,268
Public Service Enterprise Group, Inc.	3,071	102,479
SCANA Corp.	678	27,425
Southern Co.	5,301	224,603
TECO Energy, Inc.	1,360	23,297
The AES Corp.(1)	4,102	40,035
Wisconsin Energy Corp.	1,435	44,901
Xcel Energy, Inc.	2,993	73,897
		2,296,355
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	2,640	51,797
Nicor, Inc.	282	15,513
NiSource, Inc.	1,739	37,180
ONEOK, Inc.	667	44,048
Sempra Energy	1,508	77,662
		226,200
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	485	23,581
		23,581
Utilities: Telecommunications — 2.9%
AT&T, Inc.(2)	36,901	1,052,416
CenturyLink, Inc.	3,821	126,552
Frontier Communications Corp.	6,227	38,047
MetroPCS Communications, Inc.(1)	1,656	14,424
Sprint Nextel Corp.(1)	18,632	56,641
Verizon Communications, Inc.	17,623	648,526
Windstream Corp.	3,130	36,496
		1,973,102
Total Common Stocks (Cost $72,940,064)		64,455,601

	Principal Amount	Value
U.S. Government Securities — 0.5%
U.S. Treasury Bills
0.024% due 12/29/2011	$150,000	149,991
0.035% due 5/3/2012(2)	50,000	49,989
1.00% due 9/30/2011	156,000	156,000
U.S. Treasury Note
3.125% due 5/15/2019(2)	10,000	11,141
Total U.S. Government Securities (Cost $365,959)		367,121

	Principal Amount	Value
Repurchase Agreements — 3.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2011, maturity value of $2,350,002, due 10/3/2011(3)	2,350,000	2,350,000
Total Repurchase Agreements (Cost $2,350,000)		2,350,000
Total Investments — 100.3% (Cost $75,656,023)		67,172,722
Other Liabilities, Net — (0.3)%		(232,127)
Total Net Assets — 100.0%		$66,940,595

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	4.375%	10/15/2015	$2,397,200

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

The table below presents futures contracts as of September 30, 2011.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	45	12/16/2011	$2,534	$(106,323)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$64,455,601	$—	$—	$64,455,601
U.S Government Securities	—	367,121	—	367,121
Repurchase Agreements	—	2,350,000	—	2,350,000
Other Financial Instruments: Financial Futures Contracts	(106,323)	—	—	(106,323)

Total	$64,349,278	$2,717,121	$—	$67,066,399

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2011, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,764,806,555	$(58,679,584)	$181,911,034	$(240,590,618)
RS Value Fund	1,474,108,709	(82,682,768)	135,706,772	(218,389,540)
RS Large Cap Alpha Fund	679,946,659	(49,856,706)	31,403,589	(81,260,295)
RS Investors Fund	14,696,390	(1,113,817)	823,178	(1,936,995)
RS Global Natural Resources Fund	2,619,626,719	(55,337,162)	225,101,719	(280,438,881)
RS Capital Appreciation Fund	82,875,343	9,818,588	14,443,034	(4,624,446)
RS Small Cap Growth Fund	446,779,036	11,294,959	74,025,840	(62,730,881)
RS Select Growth Fund	67,195,489	3,513,450	9,679,843	(6,166,393)
RS Mid Cap Growth Fund	45,542,448	6,123,812	9,501,842	(3,378,030)
RS Growth Fund	79,122,263	9,924,138	14,320,253	(4,396,115)
RS Technology Fund	215,118,987	967,688	24,863,782	(23,896,094)
RS Small Cap Equity Fund	94,965,031	(609,020)	12,655,522	(13,264,542)
RS International Growth Fund	342,249,985	(32,897,846)	2,542,285	(35,440,131)
RS Emerging Markets Fund	1,692,557,041	(128,965,088)	208,335,506	(337,300,594)
RS Global Growth Fund	25,061,910	(4,509,391)	197,601	(4,706,992)
RS Greater China Fund	25,277,646	(7,094,540)	—	(7,094,540)
RS Investment Quality Bond Fund	182,317,299	6,848,648	8,336,004	(1,487,356)
RS Low Duration Bond Fund	1,004,775,796	(3,989,126)	4,405,061	(8,394,187)
RS High Yield Fund	122,316,822	(7,468,302)	1,013,317	(8,481,619)
RS Tax-Exempt Fund	287,615,323	17,978,748	18,032,310	(53,562)
RS High Yield Municipal Bond Fund	141,876,297	3,714,377	4,702,031	(987,654)
RS Floating Rate Fund	1,276,465,898	(81,880,745)	270,447	(82,151,192)
RS Strategic Income Fund	89,138,991	(543,109)	1,447,596	(1,990,705)
RS Money Market Fund	481,006,926	—	—	—
RS S&P 500 Index Fund	76,057,593	(8,884,871)	13,625,260	(22,510,131)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (exempt pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted on each Fund’s schedule of investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine-month period ended September 30, 2011, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	ACI Worldwide, Inc.	3,103,679		—	2,218,900	884,779	$—	$	*	*
	Acxiom Corp.	—	*	5,275,059	—	5,275,059	—		56,126,628
	eHealth, Inc.	1,471,615		327,700	—	1,799,315	—		24,578,643
	Euronet Worldwide, Inc.	2,633,804		—	—	2,633,804	—		41,456,075
	Integrated Device Technology, Inc.	878,501	*	6,886,886	—	7,765,387	—		39,991,743

	MoneyGram International, Inc.	8,257,617		—	750,491	7,507,126	—		*	*

									$162,153,089

RS Global Natural Resources Fund	Compass Minerals International, Inc.	781,169	*	980,455	—	1,761,624	$1,624,731		$117,641,251
	PICO Holdings, Inc.	841,431	*	714,922	—	1,556,353	—		31,920,800
	Salamander Energy PLC	10,009,793		3,793,948	—	13,803,741	—		42,304,534
	Taseko Mines Ltd.	6,699,674	*	16,872,063	—	23,571,737	—		60,107,929

									$251,974,514

*	Issuer was not an affiliated issuer at December 31, 2010.
**	Issuer was not an affiliated issuer at September 30, 2011.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Effective beginning with the Funds’ current fiscal year, the Financial Accounting Standards Board requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine-month period ended September 30, 2011, the Funds had no securities classified as Level 3.

There were no significant transfers between Level 1 and Level 2 for the nine-month period ended September 30, 2011.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2011.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index Fund	Financial Futures Contracts	$(106,323)
RS Strategic Income Fund	Forward Foreign Currency Contracts	565,752

RS S&P 500 Index Fund and RS Strategic Income Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts and forward foreign currency contracts, respectively, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold and to hedge foreign currency exposure or for other purposes, respectively.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date:	November 18, 2011

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer (Principal Financial Officer)

Date:	November 18, 2011